                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-6247
                                   ---------------------------------------------

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               4500 MAIN STREET, KANSAS CITY, MISSOURI     64111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:          11-30
                          ------------------------------------------------------

Date of reporting period:         05-31-2008
                          ------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

SEMIANNUAL REPORT
MAY 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

INTERNATIONAL GROWTH FUND
GLOBAL GROWTH FUND
EMERGING MARKETS FUND
INTERNATIONAL VALUE FUND

PRESIDENT'S LETTER

[photo of Jonathan Thomas]

JONATHAN THOMAS

Dear Investor,

At American Century Investments®, we are committed to helping you reach your financial goals. Your success is the ultimate measure of our performance.
That's why we focus on achieving superior investment results and building long-term relationships with investors like you.

Part of that relationship is to clearly communicate investment results and what influenced them. To help you monitor your investment with us, we take pride in providing you with the semiannual report for the American Century®
International Growth, Global Growth, Emerging Markets, and International Value
funds for the six months ended May 31, 2008. We also recommend
americancentury.com, where we provide company news, quarterly portfolio commentaries, investment views, and other useful information.

As noted on the website, 2008 marks the 50th anniversary of American Century
Investments. Since 1958, we've worked to make wise decisions with your interests as our guide. Fifty years also means that we've met the challenges of previous economic downturns. As we've crossed those hurdles and earned your trust, our assets under management have grown to nearly $100 billion, putting us in the top 5% of our industry. This growth has given us the resources to offer a wide array of financial products and services, including a well-diversified line-up of portfolios that provide you with many choices in these uncertain times.

Though our offerings are diverse, they share several key qualities, including our disciplined investment approach and active, team-based management. Strict adherence to our processes and long-term strategies allows us to stay focused during volatile periods. Investors in our portfolios also benefit from the sum of our investment teams' expertise as they share research and information.

We'll continue to work hard to earn your trust. Thank you for your continued
support.

Sincerely,

/s/ Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
     International Equity Total Returns. . . . . . . . . . . . . . . . . .      2

INTERNATIONAL GROWTH

GLOBAL GROWTH

EMERGING MARKETS

INTERNATIONAL VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .     74
     Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .     75

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century
Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century
Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities.
Performance information for comparative indices and securities is provided to
American Century Investments by third party vendors. To the best of American
Century Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of chief investment officer]

By Mark On, Chief Investment Officer, International Equity

INTERNATIONAL STOCKS RETREAT

Stock performance in both developed and emerging international stock markets turned negative for the six months ended May 31, 2008. Solid results in April and May were not enough to offset the sharp downturn that occurred from
December 2007, through March 2008. Global credit market woes, rising inflationary pressures and slowing economic growth rates combined to drag down stocks. Soaring prices for oil and other commodities added to investors'
malaise, while a weak U.S. dollar complicated outlooks for companies that rely on exports to the United States.

Meanwhile, strong performance from Latin America helped emerging markets outperform the developed markets during the six months.

CREDIT CRUNCH PROMPTS CENTRAL BANK ACTION

Europe couldn't escape the fallout from the U.S. credit crisis; its large banks were investors and players in the U.S. subprime credit market. But coordinated efforts between the European Central Bank (ECB) and the U.S.
Federal Reserve to inject liquidity and ease conditions in short-term money markets limited the risk of a severe global credit crisis.

RATES DROP IN BRITAIN

In Europe, the euro continued to reach record highs versus the U.S. dollar.
Despite increasingly sluggish economic growth throughout Europe, rising inflation caused the ECB to leave its key interest rate unchanged during the six-month period. On the other hand, the Bank of England responded to slower economic growth by cutting its key rate by 75 basis points.

Japan's economic growth remained positive, but the government scaled back its fiscal-year growth forecast, citing rising raw materials prices and turmoil in the global financial markets as obstacles to economic expansion. Japan's benchmark interest rate remained steady at 0.5% -- the lowest among the world's major economies.

VOLATILITY OFFERS OPPORTUNITY

The weak U.S. economy, with its ongoing credit problems, remains an important factor in the outlook for international stocks. Nevertheless, we believe that turbulent times always present the potential for long-term investment gains, and there is no shortage of companies with accelerating earnings that may provide attractive investment opportunities in the months ahead.

International Equity Total Returns
For the six months ended May 31, 2008 (in U.S. dollars)*

MSCI EM Index                                         -1.52%
MSCI EAFE Growth Index                                -3.51%
MSCI Europe Index                                     -5.74%
MSCI EAFE Index                                       -5.21%
MSCI World Free Index                                 -4.07%
MSCI EAFE Value Index                                 -6.94%
MSCI Japan Index                                      -2.64%

*Total returns for periods less than one year are not annualized.

------
2

PERFORMANCE
International Growth

Total Returns as of May 31, 2008
                                                   Average Annual Returns
                          6                              10         Since     Inception
                          months(1)    1 year   5 years   years   Inception     Date

INVESTOR CLASS              -2.80%     5.05%    17.89%    6.45%     10.61%     5/9/91

MSCI EAFE INDEX             -5.21%     -2.53%   19.24%    6.82%    7.54%(2)      --

MSCI EAFE
GROWTH INDEX                -3.51%     2.83%    18.32%    4.99%    5.74%(2)      --

Institutional Class         -2.69%     5.29%    18.09%    6.67%     8.86%     11/20/97

A Class(3)
 No sales charge*           -2.90%     4.81%    17.58%    6.19%     9.44%
 With sales charge*         -8.46%     -1.24%   16.21%    5.56%     8.89%      10/2/96

B Class
 No sales charge*           -3.34%     4.03%    16.71%     --       17.32%
 With sales charge*         -8.34%     0.03%    16.60%     --       17.23%     1/31/03

C Class
 No sales charge*           -3.29%     4.05%    16.74%     --       6.51%
 With sales charge*         -4.20%     4.05%    16.74%     --       6.51%      6/4/01

R Class                     -3.00%     4.55%      --       --       16.89%     8/29/03

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Since 4/30/91, the date nearest the Investor Class's inception for which data are available.

(3) Prior to December 3, 2007, the A Class was referred to as the Advisor
Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class's current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

International Growth

Growth of $10,000 Over 10 Years

$10,000 investment made May 31, 1998

One-Year Returns Over 10 Years
Periods ended May 31
               1999     2000      2001      2002      2003     2004     2005     2006     2007     2008

Investor
Class         -2.85%   48.27%   -22.48%   -13.34%   -15.25%   22.36%   10.36%   26.80%   26.71%    5.05%

MSCI
EAFE
Index         4.36%    17.14%   -17.23%    -9.60%   -12.30%   32.66%   14.62%   28.24%   26.84%   -2.53%

MSCI
EAFE
Growth
Index         2.75%    20.82%   -27.39%   -11.58%   -11.92%   27.01%   11.88%   26.83%   25.13%    2.83%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

PORTFOLIO COMMENTARY
International Growth

Portfolio Managers: Alex Tedder and Raj Gandhi

PERFORMANCE SUMMARY

International Growth returned -2.80%* for the six months ended May 31, 2008.
The portfolio's benchmark, the MSCI EAFE Index, returned -5.21%.

The combination of rising inflationary pressures (triggered by soaring oil and food prices), ongoing global credit-market concerns and slowing economic growth rates led to a sharp downturn among most international stock markets.
Overall, our favorable stock selection and effective allocation decisions accounted for the portfolio's outperformance relative to the benchmark.

CANADA LEADS ALL COUNTRIES

From a country perspective, Canada, which was not represented in the benchmark, along with Germany and Italy made the greatest positive contributions to the portfolio's relative performance. Within each country, strong stock selection led to solid results. On the other hand, our positions in Japan, France and India detracted from relative results. Stock selection was the primary culprit in Japan and France. Our holdings in India posted a negative return for the reporting period, and the benchmark had no exposure to
India.

MATERIALS, INDUSTRIALS WERE TOP SECTORS

The portfolio's materials sector made the greatest positive contribution to relative performance, due to our overweight to the sector and good stock selection. In particular, our stock picks in the chemicals industry -- along with an overweight -- generated strong performance. Our position in Germany's
K+S AG, a producer of potash for use in fertilizers, represented the fund's top contributor for the reporting period. The company's stock benefited from the extended agriculture boom, greater-than-expected earnings and soaring demand for potash.

In the industrials sector, our stock selections contributed positively to fund performance. In particular, an overweight position and good stock selection in the electrical equipment industry were effective, as the industry continued to benefit from growing worldwide demand. Our positions in Vestas Wind Systems, a
Danish supplier of wind power solutions, and ALSTOM, the France-based provider of equipment and services for power generation and rail transport, led the industrials sector's performance.

Top Ten Holdings as of May 31, 2008
                              % of net       % of net
                            assets as of   assets as of
                               5/31/08       11/30/07

ENI SpA                         2.0%           0.4%
BG Group plc                    2.0%           1.6%
Total SA                        1.8%           1.3%
Tesco plc                       1.8%           1.6%
Rio Tinto Ltd.                  1.8%           0.6%
Julius Baer Holding AG          1.7%           1.8%
CEZ AS                          1.7%           1.1%
Nintendo Co., Ltd.              1.6%           1.6%
Saipem SpA                      1.6%           1.6%
BHP Billiton Ltd.               1.6%           1.4%

*All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------
5

International Growth

Our health care stocks also were strong contributors to relative performance.
Specifically, overweights to Denmark's Novo Nordisk AS, a pharmaceutical company specializing in insulin treatments for diabetes, and Australia's CSL
Ltd., a biotechnology company specializing in vaccines, contributed favorably.

CONSUMER SECTORS LAGGED

The consumer discretionary and consumer staples sectors represented the largest detractors from the portfolio's relative performance, primarily due to unfavorable stock selection. In the discretionary sector, our holdings among specialty retailers and textiles, apparel and luxury goods companies generated disappointing performance. In particular, our position in Burberry Group, the
British clothing company, was among the fund's largest detractors. In the staples sector, poor performance from food and staples retailers accounted for the bulk of the decline.

OUTLOOK

International Growth invests in companies located throughout the world exhibiting accelerating earnings and revenue growth. Our analysis indicates the long-term outlook for large-cap growth companies remains positive. The portfolio has broad exposure to high-quality growth companies in numerous markets, and although economic uncertainty and market volatility characterize the current climate, we believe these companies will deliver solid long-term returns.

Types of Investments in Portfolio
                                                 % of net            % of net
                                               assets as of        assets as of
                                                  5/31/08            11/30/07

Foreign Common Stocks & Rights                     99.9%              99.6%
Temporary Cash Investments                         0.1%                0.4%
Other Assets and Liabilities(1)                    --(2)              --(2)

(1) Includes securities lending collateral and other assets and liabilities.

(2) Category is less than 0.05% of total net assets.

Investments by Country as of May 31, 2008
                                                 % of net            % of net
                                               assets as of        assets as of
                                                  5/31/08            11/30/07

United Kingdom                                     20.3%              13.0%
Japan                                              13.4%              15.0%
Switzerland                                        8.9%               11.4%
Germany                                            8.2%                9.1%
France                                             7.6%                8.7%
Australia                                          5.7%                5.4%
Italy                                              4.3%                2.8%
Spain                                              3.8%                3.9%
Canada                                             3.2%                3.5%
Hong Kong                                          3.2%                1.9%
Denmark                                            2.8%                2.5%
Belgium                                            2.3%                2.2%
Greece                                             2.2%                1.6%
Other Countries                                    14.0%              18.6%
Cash and Equivalents(3)                            0.1%                0.4%

(3) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
6

SCHEDULE OF INVESTMENTS
International Growth

MAY 31, 2008 (UNAUDITED)

Shares                                                                         Value

Common Stocks & Rights -- 99.9%

AUSTRALIA -- 5.7%
           907,414  BHP Billiton Ltd.                                   $ 37,751,508
         5,177,194  Boart Longyear Group                                  10,249,539
           942,860  CSL Ltd.                                              35,889,702
           451,450  QBE Insurance Group Ltd.                              10,552,380
           320,344  Rio Tinto Ltd.(1)                                     42,280,026
                                                                      --------------
                                                                         136,723,155
                                                                      --------------
BELGIUM -- 2.3%
           203,175  KBC Groupe(1)                                         25,068,253
         1,192,347  SES SA Fiduciary Depositary Receipt                   31,533,882
                                                                      --------------
                                                                          56,602,135
                                                                      --------------
BERMUDA -- 0.8%
           808,717  Aquarius Platinum Ltd.                                13,247,099
           193,380  Seadrill Ltd.                                          6,312,422
                                                                      --------------
                                                                          19,559,521
                                                                      --------------
BRAZIL -- 1.7%
         1,187,900  Bolsa de Mercadorias e Futuros--BM&F SA               13,603,524
           315,700  Net Servicos de Comunicacao SA(2)                      4,509,446
         1,069,200  Redecard SA                                           22,498,065
                                                                      --------------
                                                                          40,611,035
                                                                      --------------
CANADA -- 3.2%
            78,510  Agnico-Eagle Mines Ltd.                                5,549,872
           133,180  EnCana Corp.                                          12,035,477
            63,914  Potash Corp. of Saskatchewan                          12,695,304
           192,180  Research In Motion Ltd.(2)                            26,688,036
           286,270  Suncor Energy Inc.                                    19,539,955
                                                                      --------------
                                                                          76,508,644
                                                                      --------------
CZECH REPUBLIC -- 1.7%
           491,480  CEZ AS                                                40,608,088
                                                                      --------------
DENMARK -- 2.8%
           538,576  Novo Nordisk AS B Shares(1)                           35,042,482
           232,680  Vestas Wind Systems AS(2)                             32,025,526
                                                                      --------------
                                                                          67,068,008
                                                                      --------------
FINLAND -- 0.6%
           535,200  Nokia Oyj                                             15,428,275
                                                                      --------------
FRANCE -- 7.6%
           131,170  ALSTOM Co.                                            33,064,031
           867,165  AXA SA                                                30,636,893
           188,240  Carrefour SA                                          13,198,523
           189,838  Groupe Danone                                         16,618,274
            45,600  Lafarge SA                                             8,246,766

Shares                                                                         Value

            66,076  Societe Generale(1)                                  $ 6,866,668
            24,729  Societe Generale -- new shares(2)                      2,531,386
           511,376  Total SA(1)                                           44,622,267
           122,217  Ubisoft Entertainment SA(2)                           11,845,285
           209,000  Vinci SA(1)                                           15,746,593
                                                                      --------------
                                                                         183,376,686
                                                                      --------------
GERMANY -- 8.2%
           211,100  adidas AG                                             14,883,463
            91,640  BASF SE                                               13,738,926
           190,340  Deutsche Boerse AG(1)                                 27,310,404
           386,233  Fresenius Medical Care AG & Co. KGaA(1)               21,522,901
           483,097  GEA Group AG                                          18,811,397
            65,755  K+S AG                                                30,825,591
           236,600  Linde AG(1)                                           35,552,752
           147,268  Q-Cells AG(2)                                         17,904,542
           124,569  SGL Carbon AG(2)                                       9,263,257
            79,270  Siemens AG                                             8,992,519
                                                                      --------------
                                                                         198,805,752
                                                                      --------------
GREECE -- 2.2%
           345,940  Coca-Cola Hellenic Bottling Co. SA                    15,725,586
           640,681  National Bank of Greece SA                            36,379,821
                                                                      --------------
                                                                          52,105,407
                                                                      --------------
HONG KONG -- 3.2%
           955,500  China Mobile Ltd.                                     14,044,358
           574,500  Esprit Holdings Ltd.                                   6,714,175
           795,100  Hang Seng Bank Ltd.                                   16,108,734
         4,912,000  Li & Fung Ltd.                                        18,568,985
         1,234,756  Melco PBL Entertainment (Macau) Ltd. ADR(2)           14,681,249
           388,000  Sun Hung Kai Properties Ltd.                           6,235,008
                                                                      --------------
                                                                          76,352,509
                                                                      --------------
INDIA -- 1.2%
           513,826  Bharti Airtel Ltd.(2)                                 10,675,661
           264,600  Housing Development Finance Corp. Ltd.                16,147,441
                                                                      --------------
                                                                          26,823,102
                                                                      --------------
IRELAND -- 0.1%
           253,560  Anglo Irish Bank Corp. plc                             3,313,492
                                                                      --------------
ITALY -- 4.3%
         1,198,429  ENI SpA(1)                                            48,809,887
           507,840  Finmeccanica SpA                                      15,390,109
           861,234  Saipem SpA                                            39,551,538
                                                                      --------------
                                                                         103,751,534
                                                                      --------------

------
7

International Growth

Shares                                                                         Value

JAPAN -- 13.4%
           326,500  Canon, Inc.                                         $ 17,617,686
             1,710  Central Japan Railway Co.                             16,702,699
           273,600  Daikin Industries Ltd.                                14,114,595
           109,800  Fanuc Ltd.                                            11,922,333
            64,200  FAST RETAILING CO., LTD.                               5,552,432
               280  INPEX Holdings Inc.                                    3,531,531
         1,561,280  iShares MSCI Japan Index Fund                         21,186,570
           717,000  Japan Steel Works Ltd. (The)                          14,890,754
           512,700  Konami Corp.                                          18,718,777
           959,500  Kuraray Co. Ltd.                                      12,110,901
         1,593,000  Marubeni Corp.                                        14,200,284
           717,700  Mitsubishi Corp.                                      24,774,092
         1,563,000  Mitsui O.S.K. Lines, Ltd.                             23,582,105
            72,300  Nintendo Co., Ltd.                                    39,766,714
           440,000  Shiseido Co., Ltd.                                    10,786,155
           251,600  Sony Corp.                                            12,597,895
             5,570  Sony Financial Holdings Inc.                          22,765,955
           456,000  Sumitomo Realty & Development Co. Ltd.                11,675,676
           236,300  Terumo Corp.                                          11,764,580
           311,000  Toyota Motor Corp.                                    15,837,553
                                                                      --------------
                                                                         324,099,287
                                                                      --------------
LUXEMBOURG -- 0.9%
           192,920  Millicom International Cellular SA(1)                 22,351,711
                                                                      --------------
NETHERLANDS -- 0.9%
           500,390  ASML Holding N.V.                                     14,969,723
           403,740  Koninklijke KPN N.V.                                   7,348,750
                                                                      --------------
                                                                          22,318,473
                                                                      --------------
NORWAY -- 1.9%
           534,480  Aker Solutions ASA                                    15,089,129
         1,097,070  Norsk Hydro ASA(1)                                    17,421,661
           166,190  Yara International ASA                                12,609,158
                                                                      --------------
                                                                          45,119,948
                                                                      --------------
PEOPLE'S REPUBLIC OF CHINA -- 1.3%
         2,739,000  China Communications Construction Co. Ltd. H
                    Shares                                                 6,023,059
         5,659,500  China Merchants Bank Co., Ltd. H Shares               20,270,649
            86,943  Ctrip.com International, Ltd. ADR                      5,075,732
                                                                      --------------
                                                                          31,369,440
                                                                      --------------
RUSSIAN FEDERATION -- 0.9%
            79,960  OAO LUKOIL                                             8,947,524
         3,661,100  Sberbank                                              13,253,182
                                                                      --------------
                                                                          22,200,706
                                                                      --------------

Shares                                                                         Value

SINGAPORE -- 0.4%
           636,000  United Overseas Bank Ltd.                            $ 9,426,374
                                                                      --------------
SOUTH KOREA -- 0.5%
            17,430  Samsung Electronics                                   12,560,788
                                                                      --------------
SPAIN -- 3.8%
         1,590,910  Banco Santander SA                                    33,139,964
         1,151,765  Cintra Concesiones de Infraestructuras de
                    Transporte(1)                                         17,720,910
           365,880  Gamesa Corporacion Tecnologica SA                     18,937,268
           786,310  Telefonica SA                                         22,569,193
                                                                      --------------
                                                                          92,367,335
                                                                      --------------
SWEDEN -- 0.7%
           126,199  Oriflame Cosmetics SA SDR                              8,962,220
         2,877,810  Telefonaktiebolaget LM Ericsson Cl B                   7,829,470
                                                                      --------------
                                                                          16,791,690
                                                                      --------------
SWITZERLAND -- 8.9%
           977,235  ABB Ltd.(2)                                           31,737,174
           285,499  Compagnie Financiere Richemont SA Cl A                17,785,498
           503,810  Julius Baer Holding AG                                41,219,060
            71,380  Nestle SA                                             35,087,522
           420,720  Novartis AG                                           22,093,248
            91,159  Roche Holding AG                                      15,711,944
             9,340  SGS SA(1)                                             14,028,813
           122,863  Syngenta AG                                           37,415,118
             6,761  UBS AG(2)                                                162,767
             6,761  UBS AG Rights(2)                                           9,014
                                                                      --------------
                                                                         215,250,158
                                                                      --------------
TAIWAN (REPUBLIC OF CHINA) -- 0.4%
         4,785,000  AU Optronics Corp.                                     9,188,459
                                                                      --------------
UNITED KINGDOM -- 20.3%
           280,950  Admiral Group plc                                      4,852,485
         1,129,930  AMEC plc                                              18,676,547
           346,929  Anglo American plc                                    23,494,078
         1,899,079  BG Group plc                                          47,620,664
           558,040  British American Tobacco plc                          20,868,250
           471,394  Burberry Group plc                                     4,668,450
         1,303,950  Cadbury plc                                           17,407,626
         1,304,131  Capita Group plc                                      17,474,619
         2,743,350  Compass Group plc                                     20,376,575
         1,042,092  GlaxoSmithKline plc                                   22,983,438
         1,976,394  HSBC Holdings plc(1)                                  33,355,472
           932,830  ICAP plc                                              11,381,563
         2,068,940  International Power plc                               18,215,385
           189,800  Johnson Matthey plc                                    7,575,128

------
8

International Growth

Shares                                                                         Value

         2,389,267  Man Group plc                                       $ 29,388,335
           596,393  Reckitt Benckiser Group plc                           35,131,137
         1,070,243  Reed Elsevier plc                                     13,482,121
         1,288,610  Scottish and Southern Energy plc                      37,570,589
           522,430  Standard Chartered plc                                19,412,418
         5,393,509  Tesco plc                                             44,237,985
         2,514,120  TUI Travel plc                                        12,162,960
         9,445,050  Vodafone Group plc                                    30,353,423
                                                                      --------------
                                                                         490,689,248
                                                                      --------------
TOTAL COMMON STOCKS & RIGHTS
(Cost $1,831,764,706)                                                  2,411,370,960
                                                                      --------------

Principal Amount

Temporary Cash Investments -- 0.1%
                    FHLB Discount Notes, 1.90%, 6/2/08(3)
        $1,600,000
(Cost $1,599,916)                                                          1,600,000
                                                                      --------------

Temporary Cash Investments -- Securities Lending Collateral(4) -- 8.3%

Repurchase Agreement, Barclays Capital Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 5/30/08, due 6/2/08 (Delivery
value $40,007,667)                                                        40,000,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.35%, dated 5/30/08, due
6/2/08 (Delivery value $40,007,833)                                       40,000,000

Repurchase Agreement, Credit Suisse Securities USA LLC,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.35%, dated 5/30/08, due
6/2/08 (Delivery value $40,007,833)                                       40,000,000

Repurchase Agreement, Deutsche Bank Securities Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 5/30/08, due
6/2/08 (Delivery value $39,123,647)                                       39,116,150

Repurchase Agreement, Lehman Brothers Inc./Lehman Brothers
Commercial Paper Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the lending agent),
2.30%, dated 5/30/08, due 6/2/08 (Delivery value $40,007,667)             40,000,000
                                                                      --------------
TOTAL TEMPORARY CASH INVESTMENTS -- SECURITIES LENDING COLLATERAL
(Cost $199,116,150)                                                      199,116,150
                                                                      --------------

                                                                              Value
TOTAL INVESTMENT SECURITIES -- 108.3%
(Cost $2,032,480,772)                                                $2,612,087,110
                                                                     --------------
OTHER ASSETS AND LIABILITIES -- (8.3)%                                (199,647,979)
                                                                     --------------
TOTAL NET ASSETS -- 100.0%                                           $2,412,439,131
                                                                     ==============

Market Sector Diversification
(as a % of net assets)

Financials                       19.4%
Industrials                      16.5%
Materials                        13.3%
Energy                           10.2%
Consumer Staples                  9.0%
Consumer Discretionary            8.2%
Information Technology            7.2%
Health Care                       6.8%
Telecommunication Services        4.4%
Utilities                         4.0%
Diversified                       0.9%
Cash and Equivalents*             0.1%

* Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

MSCI = Morgan Stanley Capital International

SDR = Swedish Depositary Receipt

(1) Security, or a portion thereof, was on loan as of May 31, 2008.

(2) Non-income producing.

(3) The rate indicated is the yield to maturity at purchase.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
9

PERFORMANCE
Global Growth

Total Returns as of May 31, 2008
                                                    Average Annual
                                                       Returns
                                                             Since     Inception
                           6 months(1)   1 year  5 years   Inception      Date

INVESTOR CLASS                -1.69%     6.00%    18.73%     11.83%     12/1/98

MSCI WORLD FREE INDEX         -4.07%     -3.68%   14.26%    5.15%(2)       --

Institutional Class           -1.58%     6.22%    18.93%     4.92%       8/1/00

A Class(3)
 No sales charge*             -1.89%     5.59%    18.40%     10.48%
 With sales charge*           -7.56%     -0.47%   17.01%     9.78%       2/5/99

B Class
 No sales charge*             -2.19%     4.95%      --       14.20%
 With sales charge*           -7.19%     0.95%      --       13.21%     12/1/05

C Class
 No sales charge*             -2.16%     4.91%    17.56%     11.54%
 With sales charge*           -2.97%     4.91%    17.56%     11.54%      3/1/02

R Class                       -1.89%     5.47%      --       15.84%     7/29/05

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Since 11/30/98, the date nearest the Investor Class's inception for which data are available.

(3) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class's current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
10

Global Growth

Growth of $10,000 Over Life of Class

$10,000 investment made December 1, 1998

One-Year Returns Over Life of Class
Periods ended May 31
              1999*    2000      2001       2002      2003     2004     2005     2006     2007      2008

Investor
Class        18.60%   61.77%    -15.57%   -12.17%   -13.86%   26.69%   12.61%   24.97%   24.97%    6.00%

MSCI
World
Free
Index         8.68%   13.56%    -14.95%   -12.56%    -9.86%   23.60%   11.35%   17.98%   24.51%    -3.68%

* From 12/1/98, the Investor Class's inception date. Index data from 11/30/98, the date nearest the Investor Class's inception for which data are available.
Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
11

PORTFOLIO COMMENTARY
Global Growth

Portfolio Managers: Keith Creveling and Brent Puff

Helen O'Donnell has decided to transition from portfolio manager to senior investment analyst as of July 2008.

PERFORMANCE SUMMARY

Global growth returned -1.69%* for the six months ended May 31, 2008. The portfolio's benchmark, the MSCI World Free Index, returned -4.07%.

The combination of rising inflationary pressures (triggered by soaring oil and food prices), ongoing global credit-market concerns and slowing economic growth rates led to a sharp downturn among most international stock markets.
Overall, favorable stock selection accounted for the majority of the portfolio's outperformance relative to the benchmark, while effective allocation decisions also helped.

From a regional perspective, our holdings in the United States (the fund's largest country weighting), Australia and the United Kingdom made the greatest positive contributions to the portfolio's relative performance. In each country, stock selection was the overriding contributor. In contrast, our stock selection in Japan, Germany and France led to lagging relative results for those countries.

ENERGY LED ALL SECTORS

On an absolute basis, four of the portfolio's 10 sectors posted a positive return for the reporting period, while only two of the benchmark's sectors showed positive results. Relative to the benchmark, the fund's energy, financials and materials sectors made the greatest contributions to performance.

Stock selection was particularly effective in the energy sector's oil, gas and consumable fuels industry, where our position in Southwestern Energy Co., a natural gas producer, yielded strong results and finished the reporting period as the portfolio's top contributor. The U.S.-based company benefited from rising natural gas prices, which led to strong earnings results.

The financials sector struggled throughout most of the reporting period, due to credit-related issues and liquidity problems around the world. As such, our significant underweight relative to the benchmark, particularly in the insurance industry, helped performance. Overall, stock selection detracted from results in the financials sector, despite having positive effects in the capital markets industry.

Top Ten Holdings as of May 31, 2008
                                           % of net       % of net
                                         assets as of   assets as of
                                            5/31/08       11/30/07

Apple Inc.                                   1.8%           1.2%
Weatherford International Ltd.               1.8%            --
Julius Baer Holding AG                       1.8%           1.7%
SES SA Fiduciary Depositary Receipt          1.8%           0.5%
Hewlett-Packard Co.                          1.7%           1.5%
American Tower Corp. Cl A                    1.7%           1.0%
Tesco plc                                    1.7%           1.5%
Compass Group plc                            1.7%           0.5%
Deutsche Boerse AG                           1.7%           2.5%
Bank of New York Mellon Corp. (The)          1.6%           0.4%

*All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------
12

Global Growth

The portfolio's relative performance also benefited from an overweight and strong stock selection in the materials sector. Glassmaker Owens-Illinois ranked among the portfolio's top contributors for the period, as its turnaround efforts continued to gain traction. In addition, Monsanto Co., a
St. Louis-based provider of agricultural products, also ranked among the top performers, benefiting from the ongoing worldwide agriculture boom.

CONSUMER, TECHNOLOGY HOLDINGS DETRACTED

The fund's consumer discretionary, information technology and health care sectors detracted the most from relative performance. Poor stock selection led to the lagging results in the consumer discretionary and technology areas, while an overweight position drove the underperformance in the health care sector. A significant detractor in the consumer area was for-profit educator
Apollo Group. As credit-market woes hindered the ability of some students to secure student loans, the U.S.-based company reported an earnings loss primarily due to higher marketing costs and a court settlement. We subsequently exited our position in the stock.

OUTLOOK

Global Growth primarily invests in companies located in developed countries throughout the world, including the United States, exhibiting accelerating growth characteristics. The portfolio has broad exposure to high-quality growth companies in numerous markets, and, despite the current market volatility, we believe these companies will deliver superior long-term returns.

Types of Investments in Portfolio
                                                 % of net            % of net
                                               assets as of        assets as of
                                                  5/31/08            11/30/07

Foreign Common Stocks                              54.9%              57.0%
Domestic Common Stocks                             43.4%              41.6%
TOTAL EQUITY EXPOSURE                              98.3%              98.6%
Temporary Cash Investments                         1.5%                0.4%
Other Assets and Liabilities(1)                    0.2%                1.0%

(1) Includes securities lending collateral and other assets and liabilities.

Investments by Country as of May 31, 2008
                                                 % of net            % of net
                                               assets as of        assets as of
                                                  5/31/08            11/30/07

United States                                      43.4%              41.6%
United Kingdom                                     9.9%                7.9%
Switzerland                                        4.6%                5.3%
Australia                                          4.2%                2.5%
Germany                                            3.9%                4.9%
Japan                                              3.6%                6.5%
France                                             3.1%                7.0%
Canada                                             2.8%                3.6%
Belgium                                            2.6%                1.8%
Other Countries                                    20.2%              17.5%
Cash and Equivalents(2)                            1.7%                1.4%

(2) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
13

SCHEDULE OF INVESTMENTS
Global Growth

MAY 31, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 98.3%

AUSTRALIA -- 4.2%
      187,250  BHP Billiton Ltd.                                       $ 7,790,237
      666,090  Boart Longyear Group                                      1,318,690
      115,570  CSL Ltd.                                                  4,399,140
       63,170  Rio Tinto Ltd.                                            8,337,378
                                                                      ------------
                                                                        21,845,445
                                                                      ------------
BELGIUM -- 2.6%
       33,890  KBC Groupe                                                4,181,435
      347,787  SES SA Fiduciary Depositary Receipt                       9,197,888
                                                                      ------------
                                                                        13,379,323
                                                                      ------------
BERMUDA -- 2.3%
       58,330  Covidien Ltd.                                             2,921,750
      209,360  Weatherford International Ltd.(1)                         9,553,096
                                                                      ------------
                                                                        12,474,846
                                                                      ------------
BRAZIL -- 2.2%
      341,300  Bovespa Holding SA                                        5,615,294
      289,100  Redecard SA                                               6,083,231
                                                                      ------------
                                                                        11,698,525
                                                                      ------------
CANADA -- 2.8%
       13,890  Potash Corp. of Saskatchewan                              2,765,082
      114,660  Shoppers Drug Mart Corp.                                  6,434,441
       79,442  Suncor Energy Inc.                                        5,422,479
                                                                      ------------
                                                                        14,622,002
                                                                      ------------
CHANNEL ISLANDS -- 0.5%
       74,820  Amdocs Ltd.(1)                                            2,417,434
                                                                      ------------
DENMARK -- 1.8%
        2,650  FLSmidth & Co. AS B Shares                                  317,766
       22,930  Novo Nordisk AS B Shares                                  1,491,942
       55,825  Vestas Wind Systems AS(1)                                 7,683,620
                                                                      ------------
                                                                         9,493,328
                                                                      ------------
FRANCE -- 3.1%
       28,990  ALSTOM Co.                                                7,307,511
       30,970  Pernod-Ricard SA                                          3,517,142
       29,950  Total SA(2)                                               2,613,413
       34,780  Vinci SA(2)                                               2,620,414
                                                                      ------------
                                                                        16,058,480
                                                                      ------------
GERMANY -- 3.9%
       61,130  Deutsche Boerse AG(2)                                     8,771,068
       93,140  Fresenius Medical Care AG & Co. KGaA                      5,190,243
       25,100  Linde AG(2)                                               3,771,653
       23,460  Q-Cells AG(1)                                             2,852,219
                                                                      ------------
                                                                        20,585,183
                                                                      ------------

Shares                                                                       Value

GREECE -- 1.9%
       84,810  Coca-Cola Hellenic Bottling Co. SA                      $ 3,855,255
      105,406  National Bank of Greece SA                                5,985,275
                                                                      ------------
                                                                         9,840,530
                                                                      ------------
HONG KONG -- 1.9%
       31,980  China Mobile Ltd. ADR                                     2,359,804
      261,600  Esprit Holdings Ltd.                                      3,057,316
    1,148,000  Li & Fung Ltd.                                            4,339,820
                                                                      ------------
                                                                         9,756,940
                                                                      ------------
INDIA -- 0.3%
       74,620  Bharti Airtel Ltd.(1)                                     1,550,365
                                                                      ------------
ITALY -- 1.5%
      171,950  Saipem SpA                                                7,896,676
                                                                      ------------
JAPAN -- 3.6%
       89,000  NGK Insulators Ltd.                                       1,626,392
       13,500  Nintendo Co., Ltd.                                        7,425,320
          995  Sony Financial Holdings Inc.                              4,066,809
      141,000  Sumitomo Realty & Development Co. Ltd.                    3,610,242
       43,300  Terumo Corp.                                              2,155,761
                                                                      ------------
                                                                        18,884,524
                                                                      ------------
LUXEMBOURG -- 0.5%
       23,600  Millicom International Cellular SA(2)                     2,734,296
                                                                      ------------
MEXICO -- 0.5%
       41,790  America Movil, SAB de CV ADR                              2,497,788
                                                                      ------------
NETHERLANDS -- 1.8%
       83,680  ASML Holding N.V. New York Shares                         2,507,053
       69,060  Schlumberger Ltd.                                         6,984,038
                                                                      ------------
                                                                         9,491,091
                                                                      ------------
NORWAY -- 0.7%
      230,750  Norsk Hydro ASA(2)                                        3,664,350
                                                                      ------------
PEOPLE'S REPUBLIC OF CHINA -- 0.3%
      501,000  China Merchants Bank Co., Ltd. H Shares                   1,794,433
                                                                      ------------
SOUTH AFRICA -- 0.8%
      100,210  Impala Platinum Holdings Ltd.                             4,282,470
                                                                      ------------
SPAIN -- 2.2%
      424,937  Cintra Concesiones de Infraestructuras de
               Transporte SA(2)                                          6,538,027
      102,150  Gamesa Corporacion Tecnologica SA                         5,287,094
                                                                      ------------
                                                                        11,825,121
                                                                      ------------

------
14

Global Growth

Shares                                                                       Value

SWEDEN -- 0.3%
       20,111  Oriflame Cosmetics SA SDR                               $ 1,428,214
                                                                      ------------
SWITZERLAND -- 4.6%
      190,790  ABB Ltd.(1)                                               6,196,192
      112,820  Julius Baer Holding AG                                    9,230,334
       11,540  Nestle SA                                                 5,672,598
        1,940  SGS SA                                                    2,913,907
                                                                      ------------
                                                                        24,013,031
                                                                      ------------
TAIWAN (REPUBLIC OF CHINA) -- 0.7%
      339,380  Taiwan Semiconductor Manufacturing Co. Ltd. ADR           3,885,901
                                                                      ------------
UNITED KINGDOM -- 9.9%
      162,800  AMEC plc                                                  2,690,912
      224,720  BG Group plc                                              5,635,003
      306,870  Cadbury plc                                               4,096,689
      170,219  Capita Group plc                                          2,280,839
    1,183,120  Compass Group plc                                         8,787,771
      774,760  International Power plc                                   6,821,151
      287,760  Man Group plc                                             3,539,490
      109,045  Reckitt Benckiser Group plc                               6,423,407
       78,850  Standard Chartered plc                                    2,929,903
    1,075,650  Tesco plc                                                 8,822,566
                                                                      ------------
                                                                        52,027,731
                                                                      ------------
UNITED STATES -- 43.4%
       97,770  Abbott Laboratories                                       5,509,340
      122,520  Activision, Inc.(1)                                       4,135,050
       61,170  Air Products and Chemicals, Inc.                          6,234,447
       61,860  Akamai Technologies, Inc.(1)                              2,415,633
      101,880  Allergan, Inc.                                            5,870,325
       22,340  Amazon.com, Inc.(1)                                       1,823,390
       45,040  American Express Co.                                      2,087,604
      193,140  American Tower Corp. Cl A(1)                              8,830,361
       51,320  Apple Inc.(1)                                             9,686,650
       86,270  Automatic Data Processing, Inc.                           3,713,924
      192,300  Bank of New York Mellon Corp. (The)                       8,563,125
       81,930  Becton, Dickinson & Co.                                   6,918,989
      365,380  Charles Schwab Corp. (The)                                8,104,128

Shares                                                                       Value

      300,270  Cisco Systems Inc.(1)                                   $ 8,023,214
        3,200  CME Group Inc.                                            1,376,960
       68,090  Coach Inc.(1)                                             2,471,667
       95,250  Coca-Cola Co. (The)                                       5,454,015
       96,970  Corrections Corp. of America(1)                           2,499,887
      178,460  CVS/Caremark Corp.                                        7,636,303
       44,640  Deere & Co.                                               3,631,018
       52,180  Devon Energy Corp.                                        6,049,749
      120,940  DIRECTV Group, Inc. (The)(1)                              3,398,414
       57,040  Exelon Corp.                                              5,019,520
       48,470  FMC Technologies Inc.(1)                                  3,482,570
      191,420  Hewlett-Packard Co.                                       9,008,225
      284,850  Hudson City Bancorp, Inc.                                 5,070,330
      339,150  Intel Corp.                                               7,861,497
        5,660  Intuitive Surgical Inc.(1)                                1,661,719
       20,110  MasterCard Inc. Cl A                                      6,206,951
       75,310  McDermott International, Inc.(1)                          4,671,479
      139,440  McDonald's Corp.                                          8,271,581
      254,000  Microsoft Corp.                                           7,193,281
       44,670  Monsanto Co.                                              5,690,958
       83,230  Occidental Petroleum Corp.                                7,651,334
      169,810  Oracle Corp.(1)                                           3,878,460
      109,050  Owens-Illinois Inc.(1)                                    6,239,841
        5,520  priceline.com Inc.(1)(2)                                    742,606
      175,630  Southwestern Energy Co.(1)                                7,787,434
      173,920  St. Jude Medical, Inc.(1)                                 7,087,240
      128,480  Thermo Fisher Scientific Inc.(1)                          7,582,890
       54,160  Union Pacific Corp.                                       4,457,910
       86,640  VeriSign, Inc.(1)                                         3,469,066
                                                                      ------------
                                                                       227,469,085
                                                                      ------------
TOTAL COMMON STOCKS
(Cost $416,095,506)                                                    515,617,112
                                                                      ------------

Principal Amount

Temporary Cash Investments -- 1.5%
   $7,900,000  FHLB Discount Notes, 1.90%, 6/2/08(3)
(Cost $7,899,583)                                                        7,900,000
                                                                      ------------

------
15

Global Growth

                                                                             Value

Temporary Cash Investments -- Securities Lending Collateral(4) -- 4.7%

Repurchase Agreement, Barclays Capital Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 5/30/08, due 6/2/08 (Delivery
value $5,501,054)                                                      $ 5,500,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.35%, dated 5/30/08, due
6/2/08 (Delivery value $5,501,077)                                       5,500,000

Repurchase Agreement, Credit Suisse Securities USA LLC,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.35%, dated 5/30/08, due
6/2/08 (Delivery value $4,634,926)                                       4,634,019

Repurchase Agreement, Deutsche Bank Securities Inc.,
collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 5/30/08, due
6/2/08 (Delivery value $3,798,918)                                       3,798,190

Repurchase Agreement, Lehman Brothers Inc./Lehman Brothers
Commercial Paper Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the lending agent),
2.30%, dated 5/30/08, due 6/2/08 (Delivery value $5,501,054)             5,500,000
                                                                      ------------
TOTAL TEMPORARY CASH INVESTMENTS -- SECURITIES LENDING COLLATERAL
(Cost $24,932,209)                                                      24,932,209
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 104.5%
(Cost $448,927,298)                                                    548,449,321
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- (4.5)%                                (23,821,415)
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $524,627,906
                                                                      ============

Market Sector Diversification
(as a % of net assets)

Information Technology           15.6%
Financials                       15.4%
Industrials                      12.1%
Energy                           12.0%
Consumer Staples                 10.2%
Health Care                       9.7%
Materials                         9.3%
Consumer Discretionary            8.3%
Telecommunication Services        3.4%
Utilities                         2.3%
Cash and Equivalents*             1.7%

*Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

SDR = Swedish Depositary Receipt

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of May 31, 2008.

(3) The rate indicated is the yield to maturity at purchase.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
16

PERFORMANCE
Emerging Markets

Total Returns as of May 31, 2008
                                                  Average Annual Returns
                                                                     Since    Inception
                          6 months(1)  1 year  5 years   10 years  Inception     Date

INVESTOR CLASS              -6.21%     14.66%   34.61%    15.30%    12.55%     9/30/97

MSCI EM INDEX               -1.52%     22.00%   34.39%    15.44%    11.33%        --

Institutional Class         -6.14%     14.83%   34.82%      --      19.55%     1/28/99

A Class(2)
 No sales charge*           -6.36%     14.29%   34.27%      --      16.17%
 With sales charge*         -11.77%    7.71%    32.70%      --      15.42%     5/12/99

B Class
 No sales charge*           -6.62%       --       --        --     -2.63%(1)
 With sales charge*         -11.62%      --       --        --     -7.63%(1)   9/28/07

C Class
 No sales charge*           -6.70%     13.46%   33.31%      --      22.87%
 With sales charge*         -7.53%     13.46%   33.31%      --      22.87%     12/18/01

R Class                     -6.46%       --       --        --     -2.38%(1)   9/28/07

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class's current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund's performance may be affected by investments in initial public offerings.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
17

Emerging Markets

Growth of $10,000 Over 10 Years

$10,000 investment made May 31, 1998

One-Year Returns Over 10 Years
Periods ended May 31
              1999    2000      2001      2002       2003     2004     2005    2006     2007     2008

Investor
Class        1.88%   44.57%   -22.82%    -0.43%    -17.03%   41.04%   23.34%  51.35%   46.65%   14.66%

MSCI EM
Index        3.46%   17.75%   -21.60%     7.28%     -6.40%   40.48%   30.99%  40.90%   38.59%   22.00%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund's performance may be affected by investments in initial public offerings.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
18

PORTFOLIO COMMENTARY
Emerging Markets

Portfolio Managers: Mark On and Patricia Ribeiro

PERFORMANCE SUMMARY

Emerging Markets returned -6.21%* for the six months ended May 31, 2008. The portfolio's benchmark, the MSCI Emerging Markets Index, returned -1.52%.

The combination of rising inflationary pressures (triggered by soaring oil and food prices), ongoing global credit-market concerns and slowing economic growth rates led to a sharp downturn among most international stock markets.
Emerging market stocks outperformed the developed markets, which, as measured by the MSCI EAFE Index, returned -5.21% for the reporting period.

As investors sought protection from a slowing economy, the value segments of the emerging markets outperformed the growth segments, demonstrated by the
MSCI Emerging Markets Value Index return of 0.57% and the MSCI Emerging
Markets Growth Index return of -3.60%. As such, our focus on growth factors and growth stocks weighed significantly on the portfolio's return and accounted for the bulk of the performance shortfall relative to the benchmark.

LARGEST COUNTRY WEIGHTINGS DETRACTED

From a regional perspective, the portfolio's three largest-weighted countries
-- China, Brazil and Korea -- were the greatest detractors to relative performance despite underweight positions relative to the benchmark. Our growth-oriented stock selection led to lagging results in China and Korea. The portfolio's absolute return in the Brazilian market was positive, but currency effects primarily accounted for the country's poor relative performance.

On the positive side, Russia, Israel and the Czech Republic had the greatest positive influence on portfolio performance. Stock selection was helpful in
Russia, while overweights contributed favorably in Israel and the Czech
Republic. Russia's Uralkaliy OAO, a producer of potash, was the portfolio's top contributor for the reporting period, benefiting from strong emerging-market demand for fertilizers.

TECHNOLOGY, CONSUMER SECTORS LAGGED

On an absolute basis, seven out of the portfolio's 10 sectors posted negative returns for the reporting period; only the materials, health care and energy sectors posted positive returns. The information technology, consumer discretionary and consumer staples sectors represented the largest detractors from relative performance, primarily due to our preference for growth stocks.
In the consumer discretionary sector, stock selection and an overweight in the media industry accounted for the bulk of the shortfall. China's Focus Media was among the portfolio's largest detractors, suffering

Top Ten Holdings as of May 31, 2008
                                    % of net       % of net
                                  assets as of   assets as of
                                     5/31/08       11/30/07

Petroleo Brasileiro SA ADR            5.0%           3.0%
Samsung Electronics                   3.5%           1.6%
OAO Gazprom ADR                       3.2%           0.9%
Cia Vale do Rio Doce ADR              3.0%           2.1%
OAO LUKOIL                            2.4%           0.9%
Israel Chemicals Ltd.                 2.3%           0.3%
China Mobile Ltd. ADR                 2.3%           2.3%
America Movil, SAB de CV ADR          1.8%           1.8%
Uralkali GDR                          1.7%           0.4%
KNM Group Bhd                         1.7%            --

*All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------
19

Emerging Markets

from the general downdraft in China's equities and primarily from charges the company spammed wireless phone users. We subsequently exited our position.

The portfolio's top relative contributors from a sector perspective included materials, industrials and financials. Stock selection was strong in the materials and industrials sectors, while an underweight helped the portfolio's relative performance in the troubled financials sector.

Within the materials sector, stock selection in the chemicals industry was particularly strong. Similar to its position in Russia's Uralkaliy, the portfolio benefited from an overweight position in Israel Chemicals, which advanced on soaring fertilizer demand and the limited supply of potash and phosphate. The Tel Aviv-based company also realized positive results from acquisitions completed during the past year.

OUTLOOK

Focusing on equity securities of companies located in emerging-market countries, we will continue to seek companies exhibiting improving earnings-
and revenue-growth rates. Additionally, we will continue to select stocks based on extensive company-level research that focuses on identifying accelerating growth characteristics.

Types of Investments in Portfolio
                                                  % of net           % of net
                                                assets as of       assets as of
                                                  5/31/08            11/30/07

Foreign Common Stocks and Rights                   97.9%               97.9%
Foreign Preferred Stocks                            1.3%                --
TOTAL EQUITY EXPOSURE                              99.2%               97.9%
Temporary Cash Investments                          0.3%               1.4%
Other Assets and Liabilities(1)                     0.5%               0.7%

(1) Includes securities lending collateral and other assets and liabilities.

Investments by Country as of May 31, 2008
                                                  % of net           % of net
                                                assets as of       assets as of
                                                  5/31/08            11/30/07

Brazil                                             17.8%               11.7%
People's Republic of China                         11.4%               15.0%
Russian Federation                                 10.8%               7.5%
South Korea                                        10.6%               13.1%
Taiwan (Republic of China)                         10.3%               6.9%
India                                               5.2%               9.2%
South Africa                                        5.1%               7.0%
Mexico                                              3.4%               4.7%
Malaysia                                            3.3%               2.0%
Israel                                              3.1%               0.6%
Czech Republic                                      2.9%               2.1%
Indonesia                                           2.6%               4.4%
Hong Kong                                           2.5%               3.1%
Other Countries                                    10.2%               10.6%
Cash and Equivalents(2)                             0.8%               2.1%

(2) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
20

SCHEDULE OF INVESTMENTS
Emerging Markets

MAY 31, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 97.9%

BRAZIL -- 16.5%
      517,300  Banco do Brasil SA                                     $ 10,347,907
      527,800  Bolsa de Mercadorias e Futuros - BM&F SA                  6,044,229
      815,633  Cia Vale do Rio Doce ADR                                 32,445,881
      364,552  Dufry South America Ltd. BDR(1)                           8,656,346
      232,900  GVT Holding SA(1)                                         5,322,774
      358,540  Lojas Renner SA                                           8,857,218
      231,464  LPS Brasil - Consultoria de Imoveis SA                    4,598,849
      328,300  Lupatech SA(1)                                           12,823,809
      763,724  Petroleo Brasileiro SA ADR                               53,842,543
      653,400  Redecard SA                                              13,748,817
      752,500  Rossi Residencial SA                                      7,359,956
      571,800  Unibanco-Uniao de Bancos Brasileiros SA                   8,947,439
      735,203  Vivo Participacoes SA ADR(1)(2)                           5,153,773
                                                                    --------------
                                                                       178,149,541
                                                                    --------------
CHILE -- 0.5%
      709,607  Compania Cervecerias Unidas SA                            5,110,293
                                                                    --------------
CZECH REPUBLIC -- 2.9%
      217,078  CEZ AS                                                   17,935,873
       50,689  Komercni Banka AS                                        13,153,255
                                                                    --------------
                                                                        31,089,128
                                                                    --------------
EGYPT -- 0.8%
      112,116  Orascom Construction Industries                           8,257,689
                                                                    --------------
HONG KONG -- 2.5%
    2,572,000  AAC Acoustic Technology Holdings Inc.(1)                  2,330,227
      329,834  China Mobile Ltd. ADR                                    24,338,451
                                                                    --------------
                                                                        26,668,678
                                                                    --------------
INDIA -- 5.2%
      125,693  Aban Offshore Ltd.(1)                                    11,930,102
      224,518  Jindal Steel & Power Ltd.                                12,458,193
    1,190,400  Power Finance Corp. Ltd.(1)                               3,960,000
      123,787  Reliance Industries Ltd.                                  7,056,975
    1,225,000  Rolta India Ltd.                                          8,828,659
      113,904  Sesa GOA Ltd.                                            11,595,865
                                                                    --------------
                                                                        55,829,794
                                                                    --------------
INDONESIA -- 2.6%
   18,333,500  PT Bumi Resources Tbk                                    15,843,765
    8,118,500  PT United Tractors Tbk                                   12,593,916
                                                                    --------------
                                                                        28,437,681
                                                                    --------------

Shares                                                                       Value

ISRAEL -- 3.1%
      471,650  Delek Automotive Systems Ltd.                           $ 8,816,846
    1,062,205  Israel Chemicals Ltd.                                    24,342,301
                                                                    --------------
                                                                        33,159,147
                                                                    --------------
LUXEMBOURG -- 1.1%
      193,900  Tenaris SA ADR                                           11,886,070
                                                                    --------------
MALAYSIA -- 3.3%
    6,192,200  AMMB Holdings Bhd                                         7,606,468
    8,435,750  KNM Group Bhd                                            18,095,205
   22,231,700  SapuraCrest Petroleum Bhd                                 9,606,290
                                                                    --------------
                                                                        35,307,963
                                                                    --------------
MEXICO -- 3.4%
      323,291  America Movil, SAB de CV ADR                             19,323,103
    3,157,609  Axtel, SAB de CV(1)(2)                                    6,329,566
    2,189,803  Grupo Financiero Banorte, SAB de CV                      10,629,133
                                                                    --------------
                                                                        36,281,802
                                                                    --------------
PAKISTAN -- 0.6%
      316,053  Oil & Gas Development Co. Ltd. GDR                        6,084,020
                                                                    --------------
PEOPLE'S REPUBLIC OF CHINA -- 11.4%
    6,808,000  Agile Property Holdings Ltd.                              8,898,719
    7,512,000  Asia Cement China Holdings Corp. (1)                      6,815,483
   37,740,000  China Gas Holdings Ltd.(2)                               13,396,442
    5,802,000  China High Speed Transmission Equipment Group
               Co., Ltd.(1)                                             10,186,056
    3,295,500  China Merchants Bank Co., Ltd. H Shares                  11,803,503
    4,440,000  China Oilfield Services Ltd.(1)                           8,625,613
    3,562,000  China Resources Power Holdings Co.                        9,882,336
    1,915,500  China Shenhua Energy Co. Ltd. H Shares                    8,542,189
    8,505,000  CNOOC Ltd.                                               14,822,485
   17,633,000  Industrial and Commercial Bank of China Ltd. H
               Shares                                                   13,173,541
    1,332,000  Parkson Retail Group Ltd.(2)                             11,436,333
   13,021,000  Want Want China Holdings Ltd. (2)                         5,639,866
                                                                    --------------
                                                                       123,222,566
                                                                    --------------
PERU -- 1.0%
      130,240  Credicorp Ltd.                                           10,869,830
                                                                    --------------
PHILIPPINES -- 0.3%
   48,033,000  Alliance Global Group Inc.(1)                             3,754,735
                                                                    --------------

------
21

Emerging Markets

Shares                                                                       Value

POLAND -- 2.0%
       60,897  BRE Bank SA(1)                                         $ 11,516,233
      466,480  Powszechna Kasa Oszczednosci Bank Polski SA              10,833,361
                                                                    --------------
                                                                        22,349,594
                                                                    --------------
RUSSIAN FEDERATION -- 10.8%
      393,022  Globaltrans Investment plc GDR (Acquired
               4/30/08 - 5/7/08, Cost $5,276,084)(1)(3)                  6,044,678
      239,289  Mechel OAO ADR(1)                                        13,787,832
      580,568  OAO Gazprom ADR(1)                                       35,066,308
      230,703  OAO LUKOIL                                               25,815,666
      205,495  OJSC Pharmstandard GDR(1)                                 5,959,355
      311,002  Uralkali GDR (Acquired 10/15/07 - 12/7/07, Cost
               $7,201,603)(3)                                           18,722,320
      311,360  X5 Retail Group N.V. GDR(1)                              11,520,320
                                                                    --------------
                                                                       116,916,479
                                                                    --------------
SOUTH AFRICA -- 5.1%
      470,572  Exxaro Resources Ltd.                                     9,745,254
      254,334  Impala Platinum Holdings Ltd.                            10,868,951
      245,516  Kumba Iron Ore Ltd.(2)                                   10,975,706
      228,504  Naspers Ltd.                                              5,333,087
      290,703  Sasol Ltd.                                               18,079,947
                                                                    --------------
                                                                        55,002,945
                                                                    --------------
SOUTH KOREA -- 10.6%
       59,035  Daelim Industrial Co., Ltd.                               7,090,515
      400,130  Doosan Infracore Co., Ltd.                               13,152,827
       51,142  MegaStudy Co., Ltd.                                      17,805,821
       41,828  NHN Corp.(1)                                              8,668,657
       52,919  Samsung Electronics                                      38,135,647
      458,395  Sung Kwang Bend Co., Ltd.(1)                             16,026,550
      127,778  Taewoong Co. Ltd.(1)                                     13,980,087
                                                                    --------------
                                                                       114,860,104
                                                                    --------------

Shares                                                                       Value

SWITZERLAND -- 0.5%
       36,126  Orascom Development Holding AG(1)                       $ 5,578,636
                                                                    --------------
TAIWAN (REPUBLIC OF CHINA) -- 10.3%
    7,653,409  Asia Cement Corp.                                        14,218,417
    3,308,000  Cathay Financial Holding Co., Ltd.                        8,451,512
      953,000  MediaTek Inc.                                            11,907,604
    2,011,000  Taiwan Fertilizer Co., Ltd.                               9,720,247
    8,152,000  Taiwan Semiconductor Manufacturing Co. Ltd.              17,583,927
    6,317,000  Tung Ho Steel Enterprise Corp.                           13,189,626
    5,511,000  U-Ming Marine Transport Corp.                            17,794,663
    2,708,979  Wistron Corp.                                             4,631,875
   15,219,000  Yuanta Financial Holding Co., Ltd.(1)                    14,161,864
                                                                    --------------
                                                                       111,659,735
                                                                    --------------
THAILAND -- 2.2%
    3,535,200  Kasikornbank PCL Receipt                                  9,247,330
    2,062,900  PTT Chemical PCL(1)                                       6,983,197
    4,891,400  Thoresen Thai Agencies Public Co. Ltd.                    7,676,916
                                                                    --------------
                                                                        23,907,443
                                                                    --------------
TURKEY -- 0.8%
      734,040  Enka Insaat ve Sanayi AS                                  8,807,515
                                                                    --------------
UNITED KINGDOM -- 0.4%
      329,387  Antofagasta plc                                           4,498,437
                                                                    --------------
TOTAL COMMON STOCKS
(Cost $848,241,574)                                                  1,057,689,825
                                                                    --------------

Preferred Stocks -- 1.3%

BRAZIL -- 1.3%
      276,000  Gerdau SA
(Cost $11,602,659)                                                      13,772,022
                                                                    --------------

------
22

Emerging Markets

Principal Amount                                                             Value

Temporary Cash Investments -- 0.3%

   $ 2,800,000  FHLB Discount Notes, 1.90%, 6/2/08(4)
(Cost $2,799,852)                                                      $ 2,800,000
                                                                    --------------

Temporary Cash Investments -- Securities Lending Collateral(5) -- 2.3%

Repurchase Agreement, Barclays Capital Inc., (collateralized by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.30%, dated 5/30/08, due
6/2/08 (Delivery value $5,000,958)                                       5,000,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.35%, dated
5/30/08, due 6/2/08 (Delivery value $5,000,979)                          5,000,000

Repurchase Agreement, Credit Suisse Securities USA LLC,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.35%, dated
5/30/08, due 6/2/08 (Delivery value $5,423,669)                          5,422,607

Repurchase Agreement, Deutsche Bank Securities Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated
5/30/08, due 6/2/08 (Delivery value $4,849,621)                          4,848,692

Repurchase Agreement, Lehman Brothers Inc./Lehman Brothers
Commercial Paper Inc., (collateralized by various U.S.
Government Agency obligations in a pooled account at the
lending agent), 2.30%, dated 5/30/08, due 6/2/08 (Delivery
value $5,000,958)                                                        5,000,000
                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS -- SECURITIES LENDING
COLLATERAL
(Cost $25,271,299)                                                      25,271,299
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 101.8%
(Cost $887,915,384)                                                  1,099,533,146
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (1.8)%                                (19,914,517)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $1,079,618,629
                                                                    ==============

Market Sector Diversification
(as a % of net assets)

Energy                           22.7%
Materials                        19.8%
Financials                       16.5%
Industrials                      12.5%
Information Technology            8.5%
Consumer Discretionary            6.8%
Telecommunication Services        5.6%
Utilities                         3.8%
Consumer Staples                  2.4%
Health Care                       0.6%
Cash and Equivalents*             0.8%

*Includes temporary cash investments, securities lending collateral, and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

BDR = Brazilian Depositary Receipt

GDR = Global Depositary Receipt

OJSC = Open Joint Stock Company

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of May 31, 2008.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2008 was $24,766,998, which represented 2.3% of total net assets.

(4) Rate indicated is the yield to maturity at purchase.

(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
23

PERFORMANCE
International Value

Total Returns as of May 31, 2008
                                                      Average Annual Returns
                                                            10         Since     Inception
                           6 months(1)   1 year    5 years   years   Inception      Date

A CLASS(2)
 No sales charge*            -7.02%      -2.43%    18.98%    6.87%     6.68%
 With sales charge*          -12.36%     -8.06%    17.58%    6.24%     6.12%      3/31/97

MSCI EAFE INDEX              -5.21%      -2.53%    19.24%    6.82%     7.75%         --

Investor Class               -6.87%      -2.18%      --       --       12.33%      4/3/06

Institutional Class          -6.85%      -2.08%      --       --       12.51%      4/3/06

B Class(2)
 No sales charge*            -7.35%      -3.10%    18.16%    6.15%     5.96%
 With sales charge*          -12.35%     -7.10%    18.06%    6.15%     5.96%      3/31/97

C Class
 No sales charge*            -7.39%      -3.22%      --       --       11.19%
 With sales charge*          -8.24%      -3.22%      --       --       11.19%      4/3/06

R Class                      -7.14%      -2.80%      --       --       11.73%      4/3/06

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

International Value acquired all the net assets of the Mason Street
International Equity Fund on March 31, 2006, pursuant to a plan of reorganization approved by the acquired fund's shareholders on March 15, 2006.
Performance information prior to April 1, 2006, is that of the Mason Street
International Equity Fund.

(1) Total returns for periods less than one year are not annualized.

(2) Class returns would have been lower if fees had not been waived.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
24

International Value

Growth of $10,000 Over 10 Years

$10,000 investment made May 31, 1998*

One-Year Returns Over 10 Years
Periods ended May 31
                1999     2000      2001      2002       2003     2004     2005    2006     2007      2008

A Class
(no sales
charge)**      -3.43%    8.40%    -1.91%    -4.88%    -16.59%   30.27%   14.87%  24.74%   31.07%    -2.43%

MSCI EAFE
Index          4.36%    17.14%   -17.23%    -9.60%    -12.30%   32.66%   14.62%  28.24%   26.84%    -2.53%

* International Value A Class's initial investment is $9,425 to reflect the maximum 5.75% initial sales charge.

** Class returns would have been lower if fees had not been waived.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
25

PORTFOLIO COMMENTARY
International Value

Portfolio Managers: Gary Motyl and Guang Yang

PERFORMANCE SUMMARY

International Value returned -7.02%* for the six months ended March 31, 2008.
Its benchmark, the MSCI EAFE Index, returned -5.21%.

The portfolio's performance reflected the difficult investment climate over the six months, as worries about inflation and the effect of slower U.S.
growth weighed on international stock returns despite the fact that economies in Europe and Asia appeared to be relatively healthy (see the Market
Perspective on page 2). In that environment, financial shares detracted most from performance on an absolute basis; only energy and materials shares contributed positively. Relative to the benchmark, the materials and health care sectors led detractors. Good stock picks and an underweight position in financials contributed most.

MATERIALS DETRACTED MOST

The portfolio's performance relative to the benchmark was limited by positioning among materials shares. We were significantly underweight one of only two sectors in the index to produce a positive return for the six months.
Stock selection also detracted, as we had no exposure to shares of
ArcelorMittal, the world's largest steel producer, which performed well. The company benefited from expansion into growing emerging-market economies;
nevertheless, we were worried about a number of dilutive acquisitions, operational issues, and slower demand in North America and Europe. Similarly, we had no exposure to BHP Billiton and Rio Tinto, which benefited from takeover talk.

Stock picks also detracted among paper & forest products companies, which continued to struggle with poor pricing and demand trends. The leading detractor in this space was Finnish firm Stora Enso, the world's largest paper producer, which has been hurt by rising input costs and currency effects from the weaker dollar. Norwegian paper products firm Norske Skogsindustrier was another notable detractor.

HEALTH CARE UNDERPERFORMED

Stock selection in the health care sector was another source of underperformance. The leading detractor in the space by far was medical imaging company AGFA-Gevaert. The company reported disappointing results amid an ongoing restructuring and cost-cutting initiative. Pharmaceuticals were another weak spot in the portfolio, led by an overweight position in
Sanofi-Aventis. The stock detracted from relative results as a generic manufacturer threatened to launch a patent challenge on Lovenox, one of
Sanofi's leading drugs, which accounts for about 10% of revenues.

Top Ten Holdings as of May 31, 2008
                                  % of net       % of net
                                assets as of   assets as of
                                   5/31/08       11/30/07

Samsung Electronics                 2.5%           1.1%
Nintendo Co., Ltd.                  2.4%           2.7%
E.On AG                             1.9%           1.8%
HSBC Holdings plc                   1.8%           1.3%
Cia Vale do Rio Doce ADR            1.8%           1.6%
Telenor ASA                         1.8%           1.9%
Royal Dutch Shell plc Cl B          1.5%           1.1%
Telefonica SA ADR                   1.5%           1.8%
Repsol YPF, SA                      1.5%           1.3%
Novartis AG                         1.4%           1.2%

* All fund returns referenced in this commentary are for A Class shares and are not reduced by sales charges. A Class shares are subject to a maximum sales charge of 5.75%. Had the sales charge been applied, returns would have been lower than those shown. Total returns for periods less than one year are not annualized.

------
26

International Value

KEY CONTRIBUTORS

The leading contribution to portfolio performance at the sector level was stock selection and an underweight position in poorly-performing financials shares. We've been under-represented in these shares for some time because of concerns about earnings and valuations for companies so close to the epicenter of the credit crisis. In particular, it helped to underweight banks, diversified financial services firms, and real estate investment trusts.

Information technology stocks also contributed to relative results, thanks to stock selection. Here the leading contributor was Samsung Electronic. The world's largest chip maker rode out record-low DRAM prices thanks to strength in its other business units.

In terms of individual contributors to relative results, the leading source of strength was our long-held overweight position in Danish firm Vestas
Windsystems. The alternative energy company -- a leading provider of wind turbines -- continues to benefit from demand as a result of the dramatic increase in oil prices.

OUTLOOK

"We build the International Value portfolio stock by stock, looking for companies trading at a discount to our estimate of their worth," said portfolio manager Guang Yang, explaining his investment process. "We have a long-term focus, which allows us to wait patiently for the opportunity to purchase stocks at bargain levels, and to wait for the market to reflect the fair value of a stock once it is added to our portfolio. We believe these elements of value, patience, and bottom-up stock selection are critical to successful long-term investing," said Yang.

"As a result," he concluded, "our sector allocation decisions reflect where we're finding the best values. As of May 31, we saw opportunity in the telecommunication and information technology sectors, which were our largest overweight positions. Our most significant underweight positions were in materials and financials shares."

Types of Investments in Portfolio
                                               % of net           % of net
                                             assets as of       assets as of
                                                5/31/08           11/30/07

Foreign Common Stocks & Rights                   86.1%             84.5%
Foreign Preferred Stocks                         2.6%               2.0%
TOTAL EQUITY EXPOSURE                            88.7%             86.5%
Temporary Cash Investments                       10.6%             12.9%
Other Assets and Liabilities                     0.7%               0.6%

Investments by Country as of May 31, 2008
                                               % of net           % of net
                                             assets as of       assets as of
                                                5/31/08           11/30/07

United Kingdom                                   18.8%             18.3%
Japan                                            8.2%               8.5%
France                                           7.5%               8.2%
Germany                                          7.2%               6.8%
Switzerland                                      5.8%               3.8%
South Korea                                      5.7%               4.8%
Netherlands                                      5.1%               6.2%
Spain                                            4.6%               4.8%
Hong Kong                                        2.9%               3.4%
Sweden                                           2.8%               2.8%
Brazil                                           2.6%               2.0%
Other Countries                                  17.5%             16.9%
Cash and Equivalents(1)                          11.3%             13.5%

(1) Includes temporary cash investments and other assets and liabilities.

------
27

SCHEDULE OF INVESTMENTS
International Value

MAY 31, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks & Rights -- 86.1%

AUSTRALIA -- 2.0%
      113,610  Alumina Ltd.                                              $ 617,170
        4,630  Australia and New Zealand Banking Group Ltd.                 96,002
       26,912  National Australia Bank Ltd.                                805,877
                                                                       -----------
                                                                         1,519,049
                                                                       -----------
BELGIUM -- 0.5%
       49,880  AGFA-Gevaert N.V.(1)                                        382,948
                                                                       -----------
BERMUDA -- 1.1%
       11,760  Ace, Ltd.                                                   706,423
        4,700  XL Capital Ltd. Cl A                                        164,077
                                                                       -----------
                                                                           870,500
                                                                       -----------
CANADA -- 0.4%
       49,300  Domtar Corp.(1)                                             337,947
                                                                       -----------
DENMARK -- 1.2%
        6,874  Vestas Wind Systems AS(1)                                   946,121
                                                                       -----------
FINLAND -- 1.1%
       34,110  Stora Enso Oyj R Shares                                     414,437
       20,660  UPM-Kymmene Oyj                                             401,760
                                                                       -----------
                                                                           816,197
                                                                       -----------
FRANCE -- 7.5%
        4,160  Accor SA                                                    317,437
       24,219  AXA SA                                                      855,656
        8,110  Compagnie Generale des Etablissements Michelin Cl B         725,462
        6,680  Electricite de France                                       723,081
       21,700  France Telecom SA                                           658,463
       12,523  Sanofi-Aventis                                              933,384
       12,420  Suez SA                                                     925,514
       15,920  Thomson                                                     101,296
        3,880  Total SA                                                    338,566
        5,032  Valeo SA                                                    200,639
                                                                       -----------
                                                                         5,779,498
                                                                       -----------
GERMANY -- 7.2%
        4,310  BASF SE                                                     646,167
       15,080  Bayerische Motoren Werke AG                                 893,121
       30,710  Deutsche Post AG                                            977,010
        6,950  E.On AG                                                   1,478,665
       97,940  Infineon Technologies AG(1)                                 882,195
        6,300  Siemens AG ADR                                              716,877
                                                                       -----------
                                                                         5,594,035
                                                                       -----------

Shares                                                                       Value

HONG KONG -- 2.9%
       54,300  Cheung Kong Holdings Ltd.                                 $ 834,309
       56,900  Hutchison Whampoa Ltd.                                      615,043
       40,500  Swire Pacific Ltd. A Shares                                 462,165
      146,000  Swire Pacific Ltd. B Shares                                 334,150
                                                                       -----------
                                                                         2,245,667
                                                                       -----------
ISRAEL -- 0.6%
       19,490  Check Point Software Technologies Ltd.(1)                   483,937
                                                                       -----------
ITALY -- 1.8%
       21,370  ENI SpA                                                     870,362
       26,230  Mediaset SpA                                                213,824
       42,150  UniCredito Italiano SpA                                     294,586
                                                                       -----------
                                                                         1,378,772
                                                                       -----------
JAPAN -- 8.2%
        8,200  FUJIFILM Holdings Corp.                                     301,716
       62,400  Hitachi Ltd.                                                448,546
        6,600  Mabuchi Motor Co. Ltd.                                      354,253
       22,000  Mitsubishi UFJ Financial Group, Inc.                        224,903
        9,000  Mitsubishi UFJ Financial Group, Inc. ADR                     91,350
       22,000  NGK Spark Plug Co., Ltd.                                    273,722
        3,400  Nintendo Co., Ltd.                                        1,870,080
          101  Nippon Telegraph & Telephone Corp.                          490,394
       17,600  Nomura Holdings, Inc.                                       298,925
       11,900  Olympus Corp.                                               388,203
       32,600  Sompo Japan Insurance Inc.                                  352,123
       12,300  Sony Corp.                                                  615,875
       10,600  Takeda Pharmaceutical Co Ltd.                               614,187
          300  Toshiba Corp.                                                 2,643
                                                                       -----------
                                                                         6,326,920
                                                                       -----------
MEXICO -- 1.2%
       22,820  Telefonos de Mexico, SAB de CV ADR                          940,640
                                                                       -----------
NETHERLANDS -- 5.1%
        4,410  Akzo Nobel N.V.                                             373,287
       27,040  ING Groep N.V. CVA                                        1,032,303
       23,417  Koninklijke Philips Electronics N.V.                        899,088
       29,199  Reed Elsevier N.V.                                          544,644
       23,440  SBM Offshore N.V.                                           930,602
        5,240  Wolters Kluwer N.V.                                         147,712
                                                                       -----------
                                                                         3,927,636
                                                                       -----------

------
28

International Value

Shares                                                                       Value

NORWAY -- 2.0%
       23,899  Norske Skogindustrier ASA(1)                              $ 120,884
       62,970  Telenor ASA                                               1,367,249
                                                                       -----------
                                                                         1,488,133
                                                                       -----------
PEOPLE'S REPUBLIC OF CHINA -- 2.0%
       63,500  China Shenhua Energy Co. Ltd. H Shares                      283,179
      824,000  China Telecom Corp. Ltd. H Shares                           598,712
      990,000  Shanghai Electric Group Corp. H Shares(1)                   586,118
                                                                       -----------
                                                                         1,468,009
                                                                       -----------
PORTUGAL -- 0.6%
       32,950  Portugal Telecom SGPS SA                                    402,906
        4,641  ZON Multimedia-Servicos de Telecomunicacoes e
               Multimedia, SGPS, SA                                         50,468
                                                                       -----------
                                                                           453,374
                                                                       -----------
RUSSIAN FEDERATION -- 0.5%
        6,610  OAO Gazprom ADR(1)                                          399,244
                                                                       -----------
SINGAPORE -- 1.1%
       61,500  DBS Group Holdings Ltd.                                     880,798
                                                                       -----------
SOUTH KOREA -- 5.7%
       10,360  Hyundai Motor Company                                       846,331
        6,890  Kookmin Bank                                                428,175
       13,780  Korea Electric Power Corp.                                  446,937
       19,660  KT Corp. ADR                                                444,513
        2,630  Samsung Electronics                                       1,895,287
       16,530  SK Telecom Co. Ltd. ADR                                     375,562
                                                                       -----------
                                                                         4,436,805
                                                                       -----------
SPAIN -- 4.6%
       41,710  Banco Santander SA                                          868,854
       27,680  Iberdrola SA                                                399,613
       27,430  Repsol YPF, SA                                            1,135,098
       13,460  Telefonica SA ADR                                         1,157,964
                                                                       -----------
                                                                         3,561,529
                                                                       -----------
SWEDEN -- 2.8%
       50,980  Atlas Copco AB A Shares                                     902,982
       12,900  Nordea Bank AB                                              209,674
       47,630  Nordea Bank AB FDR                                          773,583
       18,570  Securitas AB B Shares                                       232,179
       18,570  Securitas Systems AB B Shares                                47,984
                                                                       -----------
                                                                         2,166,402
                                                                       -----------
SWITZERLAND -- 5.8%
        6,580  Lonza Group AG                                              911,329
        2,030  Nestle SA                                                   997,866

Shares                                                                       Value

       21,250  Novartis AG                                             $ 1,115,900
        9,307  Swiss Reinsurance                                           722,618
       30,523  UBS AG(1)                                                   734,824
       30,523  UBS AG Rights(1)                                             40,693
                                                                       -----------
                                                                         4,523,230
                                                                       -----------
TAIWAN (REPUBLIC OF CHINA) -- 1.1%
       14,585  Chunghwa Telecom Co. Ltd. ADR                               361,270
      302,082  Compal Electronics Inc.                                     335,729
      148,733  Lite-On Technology Corp.                                    176,059
                                                                       -----------
                                                                           873,058
                                                                       -----------
TURKEY -- 0.3%
       10,400  Turkcell Iletisim Hizmetleri AS ADR                         201,864
                                                                       -----------
UNITED KINGDOM -- 18.8%
       69,640  Aviva plc                                                   869,686
       92,850  BAE Systems plc                                             833,563
       54,390  BP plc                                                      655,000
       75,080  British Sky Broadcasting Group plc                          807,500
       30,150  Burberry Group plc                                          298,591
       36,243  Cadbury plc                                                 483,841
       76,750  Compass Group plc                                           570,070
       45,210  GKN plc                                                     260,807
       45,840  GlaxoSmithKline plc                                       1,011,006
       83,400  HSBC Holdings plc                                         1,407,535
      145,040  Kingfisher plc                                              394,149
       32,590  Lloyds TSB Group plc                                        247,876
       35,602  National Grid plc                                           526,056
      195,070  Old Mutual plc                                              452,059
       40,140  Pearson plc                                                 542,624
      139,260  Rentokil Initial plc                                        275,143
       99,630  Rolls-Royce Group plc                                       834,243
       74,010  Royal Bank of Scotland Group plc                            334,962
       45,228  Royal Bank of Scotland Group plc Rights(1)                   25,307
       28,585  Royal Dutch Shell plc Cl B                                1,191,814
       16,746  Smiths Group plc                                            333,678
       19,350  Standard Chartered plc                                      719,006
       18,085  Unilever plc                                                598,568
      230,903  Vodafone Group plc                                          742,050
       61,640  Yell Group plc                                              154,139
                                                                       -----------
                                                                        14,569,273
                                                                       -----------
TOTAL COMMON STOCKS & RIGHTS
(Cost $46,870,531)                                                      66,571,586
                                                                       -----------

------
29

International Value

Shares                                                                       Value

Preferred Stocks -- 2.6%

BRAZIL -- 2.6%
       41,720  Cia Vale do Rio Doce ADR                                $ 1,373,842
       16,760  Empresa Brasiliera de Aeronautica SA ADR                    628,835
                                                                       -----------
TOTAL PREFERRED STOCKS
(Cost $742,759)                                                          2,002,677
                                                                       -----------

Principal Amount

Temporary Cash Investments -- 10.6%

   $8,200,000  FHLB Discount Notes, 1.90%, 6/2/08(2)
(Cost $8,199,567)                                                        8,200,000
                                                                       -----------
TOTAL INVESTMENT SECURITIES -- 99.3%
(Cost $55,812,857)                                                      76,774,263
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- 0.7%                                       554,029
                                                                       -----------
TOTAL NET ASSETS -- 100.0%                                             $77,328,292
                                                                       ===========

Market Sector Diversification
(as a % of net assets)

Financials                       19.8%
Industrials                      11.4%
Consumer Discretionary           10.3%
Telecommunication Services       10.0%
Information Technology            8.7%
Energy                            7.5%
Health Care                       6.9%
Utilities                         5.8%
Materials                         5.6%
Consumer Staples                  2.7%
Cash and Equivalents*            11.3%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

CVA = Certificaten Van Aandelen

FDR = Finnish Depository Receipt

(1) Non-income producing.

(2) Rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
30

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
31

                                                            Expenses Paid
                                 Beginning     Ending          During
                                  Account      Account        Period(1)      Annualized
                                   Value        Value         12/1/07 -        Expense
                                  12/1/07      5/31/08         5/31/08        Ratio(1)

International Growth

ACTUAL
Investor Class                    $1,000       $972.00          $6.36           1.29%
Institutional Class               $1,000       $973.10          $5.38           1.09%
A Class                           $1,000       $971.00          $7.59           1.54%
B Class                           $1,000       $966.60         $11.26           2.29%
C Class                           $1,000       $967.10         $11.26           2.29%
R Class                           $1,000       $970.00          $8.82           1.79%

HYPOTHETICAL
Investor Class                    $1,000      $1,018.55         $6.51           1.29%
Institutional Class               $1,000      $1,019.55         $5.50           1.09%
A Class                           $1,000      $1,017.30         $7.77           1.54%
B Class                           $1,000      $1,013.55        $11.53           2.29%
C Class                           $1,000      $1,013.55        $11.53           2.29%
R Class                           $1,000      $1,016.05         $9.02           1.79%

Global Growth

ACTUAL
Investor Class                    $1,000       $983.10          $6.40           1.29%
Institutional Class               $1,000       $984.20          $5.41           1.09%
A Class                           $1,000       $981.10          $7.63           1.54%
B Class                           $1,000       $978.10         $11.32           2.29%
C Class                           $1,000       $978.40         $11.33           2.29%
R Class                           $1,000       $981.10          $8.87           1.79%

HYPOTHETICAL
Investor Class                    $1,000      $1,018.55         $6.51           1.29%
Institutional Class               $1,000      $1,019.55         $5.50           1.09%
A Class                           $1,000      $1,017.30         $7.77           1.54%
B Class                           $1,000      $1,013.55        $11.53           2.29%
C Class                           $1,000      $1,013.55        $11.53           2.29%
R Class                           $1,000      $1,016.05         $9.02           1.79%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
32

                                                            Expenses Paid
                                  Beginning      Ending         During
                                   Account      Account       Period(1)     Annualized
                                    Value        Value        12/1/07 -       Expense
                                   12/1/07      5/31/08        5/31/08       Ratio(1)

Emerging Markets

ACTUAL
Investor Class                      $1,000      $937.90         $7.90          1.63%
Institutional Class                 $1,000      $938.60         $6.93          1.43%
A Class                             $1,000      $936.40         $9.10          1.88%
B Class                             $1,000      $933.80         $12.71         2.63%
C Class                             $1,000      $933.00         $12.71         2.63%
R Class                             $1,000      $935.40         $10.31         2.13%

HYPOTHETICAL
Investor Class                      $1,000     $1,016.85        $8.22          1.63%
Institutional Class                 $1,000     $1,017.85        $7.21          1.43%
A Class                             $1,000     $1,015.60        $9.47          1.88%
B Class                             $1,000     $1,011.85        $13.23         2.63%
C Class                             $1,000     $1,011.85        $13.23         2.63%
R Class                             $1,000     $1,014.35        $10.73         2.13%

International Value

ACTUAL
Investor Class                      $1,000      $931.30         $6.28          1.30%
Institutional Class                 $1,000      $931.50         $5.31          1.10%
A Class (after waiver)(2)           $1,000      $929.80         $7.00          1.45%
A Class (before waiver)             $1,000     $929.80(3)       $7.48          1.55%
B Class (after waiver)(2)           $1,000      $926.50         $10.40         2.16%
B Class (before waiver)             $1,000     $926.50(3)       $11.08         2.30%
C Class                             $1,000      $926.10         $11.08         2.30%
R Class                             $1,000      $928.60         $8.68          1.80%

HYPOTHETICAL
Investor Class                      $1,000     $1,018.50        $6.56          1.30%
Institutional Class                 $1,000     $1,019.50        $5.55          1.10%
A Class (after waiver)(2)           $1,000     $1,017.75        $7.31          1.45%
A Class (before waiver)             $1,000     $1,017.25        $7.82          1.55%
B Class (after waiver)(2)           $1,000     $1,014.20        $10.88         2.16%
B Class (before waiver)             $1,000     $1,013.50        $11.58         2.30%
C Class                             $1,000     $1,013.50        $11.58         2.30%
R Class                             $1,000     $1,016.00        $9.07          1.80%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2) During the six months ended May 31, 2008, the class received a partial reimbursement of its distribution and service fees.

(3) Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and may have resulted in a lower ending account value.

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33

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008 (UNAUDITED)
                         International      Global         Emerging      International
                            Growth          Growth          Markets          Value
ASSETS

Investment
securities, at
value (cost of
$1,833,364,622,
$423,995,089,
$862,644,085 and
$55,812,857,
respectively) --
including
$190,847,779,
$23,878,297,
$24,546,269
and $- of
securities on loan,
respectively             $2,412,970,960   $523,517,112   $1,074,261,847     $76,774,263

Investments made
with cash
collateral
received for
securities on
loan, at value
(cost of
$199,116,150,
$24,932,209,
$25,271,299
and $-,
respectively)               199,116,150     24,932,209       25,271,299              --
                         --------------   ------------   --------------   -------------
Total investment
securities, at
value (cost of
$2,032,480,772,
$448,927,298,
$887,915,384 and
$55,812,857,
respectively)             2,612,087,110    548,449,321    1,099,533,146      76,774,263

Cash                                 --        871,320               --         250,809

Foreign currency
holdings, at value
(cost of
$3,739,299,
$654,677,
$4,438,956 and
$5,533,
respectively)                 3,799,572        654,730        4,438,957           5,828

Receivable for
investments sold             25,530,315      7,495,722        8,064,257          17,634

Receivable for
capital shares
sold                             69,766        135,181           18,496          24,744

Dividends and
interest
receivable                    8,108,984      1,392,966        3,212,935         342,592
                         --------------   ------------   --------------   -------------
                          2,649,595,747    558,999,240    1,115,267,791      77,415,870
                         --------------   ------------   --------------   -------------

LIABILITIES

Disbursements in
excess of demand
deposit cash                 10,681,577             --          637,314              --

Payable for
collateral
received for
securities on loan          199,116,150     24,932,209       25,271,299              --

Payable for
investments
purchased                    24,681,822      8,906,329        8,190,135              --

Payable for
capital shares
redeemed                         14,976             --           85,936             629

Accrued management
fees                          2,594,067        524,148        1,446,598          77,930

Distribution fees
payable                           6,238          2,611            6,228           2,462

Service fees
(and distribution
fees -- A Class
and R Class)
payable                          61,786          6,037           11,652           6,557
                         --------------   ------------   --------------   -------------
                            237,156,616     34,371,334       35,649,162          87,578
                         --------------   ------------   --------------   -------------

NET ASSETS               $2,412,439,131   $524,627,906   $1,079,618,629     $77,328,292
                         ==============   ============   ==============   =============

See Notes to Financial Statements.

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34

MAY 31, 2008 (UNAUDITED)
                     International                                    International
                        Growth       Global Growth  Emerging Markets      Value
NET ASSETS CONSIST OF:

Capital (par
value and
paid-in
surplus)             $1,791,560,857   $416,060,534      $829,585,793     $55,697,230

Accumulated
undistributed
net investment
income (loss)            15,998,193      1,184,096       (1,815,964)         477,140

Undistributed
net realized
gain on
investment
and foreign
currency
transactions             25,299,737      7,862,023        41,491,896         190,116

Net unrealized
appreciation
on investments
and
translation
of assets and
liabilities
in foreign
currencies              579,580,344     99,521,253       210,356,904      20,963,806
                     --------------   ------------    --------------   -------------
                     $2,412,439,131   $524,627,906    $1,079,618,629     $77,328,292
                     ==============   ============    ==============   =============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets           $2,053,265,839   $448,289,357      $949,099,399      $4,032,553

Shares
outstanding             151,650,872     43,279,533        90,396,507         416,340

Net asset
value per
share                        $13.54         $10.36            $10.50           $9.69

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets              $74,776,631    $47,213,812       $74,662,386     $42,481,361

Shares
outstanding               5,514,849      4,509,484         6,977,795       4,383,055

Net asset
value per
share                        $13.56         $10.47            $10.70           $9.69

A CLASS, $0.01 PAR VALUE

Net assets             $268,885,440    $24,446,198       $45,745,897     $26,892,468

Shares
outstanding              19,893,855      2,393,232         4,467,265       2,769,324

Net asset
value per
share                        $13.52         $10.21            $10.24           $9.71

Maximum
offering price
(net asset
value divided
by 0.9425)                   $14.34         $10.83            $10.86          $10.30

B CLASS, $0.01 PAR VALUE

Net assets               $2,786,321       $850,871          $242,595      $3,207,285

Shares
outstanding                 208,055         84,074            23,006         339,229

Net asset
value per
share                        $13.39         $10.12            $10.54           $9.45

C CLASS, $0.01 PAR VALUE

Net assets               $7,004,383     $3,440,847        $9,652,217        $550,286

Shares
outstanding                 525,868        351,523           963,965          57,080

Net asset
value per
share                        $13.32          $9.79            $10.01           $9.64

R CLASS, $0.01 PAR VALUE

Net assets               $5,720,517       $386,821          $216,135        $164,339

Shares
outstanding                 422,593         37,681            20,541          17,010

Net asset
value per
share                        $13.54         $10.27            $10.52           $9.66

See Notes to Financial Statements.

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35

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)
                    International      Global         Emerging     International
                        Growth         Growth         Markets          Value
INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net
of foreign
taxes withheld
of $3,304,191,
$283,314,
$813,238 and
$154,475,
respectively)         $ 31,297,896    $ 4,266,715    $ 14,088,162     $ 1,518,897

Interest                   135,305         60,112         256,490          84,694

Securities
lending, net               657,062         43,395         297,695              --
                     -------------   ------------   -------------   -------------
                        32,090,263      4,370,222      14,642,347       1,603,591
                     -------------   ------------   -------------   -------------

EXPENSES:

Management fees         15,119,548      3,078,664       8,584,521         437,351

Distribution
fees:

 B Class                    10,797          2,821             679          13,291

 C Class                    25,633         10,657          34,218           1,423

Service fees:

 B Class                     3,599            940             226           4,430

 C Class                     8,544          3,552          11,406             474

Distribution
and service
fees:

 A Class                   324,259         25,725          50,010          30,308

 A Class (old)
 (Note 10)                     463             --              --              --

 R Class                    12,089            815             218             425

Directors' fees
and expenses                29,149          5,555          12,384           1,143

Other expenses             144,689         13,995          20,560             305
                     -------------   ------------   -------------   -------------
                        15,678,770      3,142,724       8,714,222         489,150
                     -------------   ------------   -------------   -------------
Amount waived                   --             --              --        (14,178)
                     -------------   ------------   -------------   -------------
                        15,678,770      3,142,724       8,714,222         474,972
                     -------------   ------------   -------------   -------------

NET INVESTMENT
INCOME (LOSS)           16,411,493      1,227,498       5,928,125       1,128,619
                     -------------   ------------   -------------   -------------

REALIZED AND
UNREALIZED
GAIN (LOSS)

NET REALIZED
GAIN (LOSS) ON:

Investment
transactions
(net of foreign
taxes accrued
of $(190,671),
$1,875,
$1,124,113
and $--,
respectively)         (56,499,168)        323,011      35,563,698         519,371

Foreign
currency
transactions            92,337,150      8,987,989       4,831,485          10,646
                     -------------   ------------   -------------   -------------
                        35,837,982      9,311,000      40,395,183         530,017
                     -------------   ------------   -------------   -------------

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

Investments
(net of foreign
taxes accrued
of $1,341,551,
$10,003,
$2,409,879
and $--,
respectively)        (123,653,819)   (20,050,807)   (120,956,751)     (8,002,080)

Translation of
assets and
liabilities
in foreign
currencies            (11,244,741)      (160,615)     (6,723,451)       1,094,305
                     -------------   ------------   -------------   -------------
                     (134,898,560)   (20,211,422)   (127,680,202)     (6,907,775)
                     -------------   ------------   -------------   -------------

NET REALIZED
AND UNREALIZED
GAIN (LOSS)           (99,060,578)   (10,900,422)    (87,285,019)     (6,377,758)
                     -------------   ------------   -------------   -------------

NET INCREASE
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS           $(82,649,085)   $(9,672,924)   $(81,356,894)    $(5,249,139)
                     =============   ============   =============   =============

See Notes to Financial Statements.

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36

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2007
                         International Growth                Global Growth
Increase
(Decrease) in
Net Assets              2008             2007             2008           2007

OPERATIONS

Net investment
income (loss)         $ 16,411,493     $ 24,918,970     $ 1,227,498    $ 1,320,328

Net realized
gain (loss)             35,837,982      585,292,428       9,311,000     88,372,880

Change in net
unrealized
appreciation
(depreciation)       (134,898,560)     (39,782,254)    (20,211,422)     10,750,501
                    --------------   --------------    ------------   ------------
Net increase
(decrease) in
net assets
resulting from
operations            (82,649,085)      570,429,144     (9,672,924)    100,443,709
                    --------------   --------------    ------------   ------------

DISTRIBUTIONS
TO
SHAREHOLDERS

From net
investment
income:

 Investor
 Class                (16,396,751)     (16,995,018)              --    (1,907,837)

 Institutional
 Class                   (741,676)      (1,199,068)              --       (55,863)

 A Class               (1,249,007)      (1,633,677)              --       (11,280)

 A Class (old)
 (Note 10)                      --        (140,453)              --       (10,690)

 R Class                   (7,882)          (5,159)              --             --

From net
realized
gains:

 Investor
 Class               (119,741,515)               --    (79,511,253)    (8,547,373)

 Institutional
 Class                 (4,054,455)               --     (2,837,675)      (265,718)

 A Class              (14,778,847)               --     (3,126,404)      (112,783)

 A Class (old)
 (Note 10)                      --               --              --      (135,753)

 B Class                 (175,930)               --       (115,751)        (8,236)

 C Class                 (399,617)               --       (473,318)       (28,324)

 R Class                 (233,277)               --        (56,481)          (689)
                    --------------   --------------    ------------   ------------
Decrease in
net assets
from
distributions        (157,778,957)     (19,973,375)    (86,120,882)   (11,084,546)
                    --------------   --------------    ------------   ------------

CAPITAL SHARE
TRANSACTIONS

Net increase
(decrease) in
net assets
from capital
share
transactions            14,924,015    (767,213,958)     100,703,734    (8,664,280)
                    --------------   --------------    ------------   ------------

NET INCREASE
(DECREASE) IN
NET ASSETS           (225,504,027)    (216,758,189)       4,909,928     80,694,883

NET ASSETS

Beginning of
period               2,637,943,158    2,854,701,347     519,717,978    439,023,095
                    --------------   --------------    ------------   ------------
End of period       $2,412,439,131   $2,637,943,158    $524,627,906   $519,717,978
                    ==============   ==============    ============   ============

Accumulated
undistributed
net investment
income (loss)          $15,998,193      $17,791,345      $1,184,096      $(41,527)
                    ==============   ==============    ============   ============

See Notes to Financial Statements.

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37

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2007
                           Emerging Markets               International Value
Increase
(Decrease) in
Net Assets              2008             2007            2008            2007

OPERATIONS

Net investment
income (loss)          $ 5,928,125      $ 8,433,399    $ 1,128,619     $ 1,368,508

Net realized
gain (loss)             40,395,183      123,939,548        530,017       5,470,436

Change in net
unrealized
appreciation
(depreciation)       (127,680,202)      208,848,032    (6,907,775)       7,337,645
                    --------------   --------------    -----------    ------------
Net increase
(decrease) in
net assets
resulting from
operations            (81,356,894)      341,220,979    (5,249,139)      14,176,589
                    --------------   --------------    -----------    ------------

DISTRIBUTIONS
TO
SHAREHOLDERS

From net
investment
income:

 Investor
 Class                 (8,696,244)      (6,964,184)       (67,236)        (14,565)

 Institutional
 Class                   (738,636)      (1,222,688)    (1,019,740)     (1,222,424)

 A Class                 (227,182)        (110,402)      (452,102)       (613,919)

 B Class                        --               --       (44,990)       (112,516)

 C Class                        --          (8,637)        (2,646)         (1,079)

 R Class                      (93)               --        (3,223)           (821)

From net
realized
gains:

 Investor
 Class               (112,116,560)     (77,025,838)      (243,350)       (145,468)

 Institutional
 Class                 (7,840,573)     (11,255,250)    (3,150,452)    (11,690,344)

 A Class               (4,290,167)      (1,525,885)    (1,754,896)     (6,475,931)

 B Class                  (18,131)               --      (284,309)     (1,431,502)

 C Class               (1,035,923)        (448,699)       (20,803)        (13,776)

 R Class                   (3,805)               --       (14,258)         (9,206)
                    --------------   --------------    -----------    ------------
Decrease in
net assets
from
distributions        (134,967,314)     (98,561,583)    (7,058,005)    (21,731,551)
                    --------------   --------------    -----------    ------------

CAPITAL SHARE
TRANSACTIONS

Net increase
(decrease) in
net assets
from capital
share
transactions           104,934,121      326,165,583     12,288,625      24,618,585
                    --------------   --------------    -----------    ------------

NET INCREASE
(DECREASE) IN
NET ASSETS           (111,390,087)      568,824,979       (18,519)      17,063,623

NET ASSETS

Beginning
of period            1,191,008,716      622,183,737     77,346,811      60,283,188
                    --------------   --------------    -----------    ------------
End of period       $1,079,618,629   $1,191,008,716    $77,328,292    $ 77,346,811
                    ==============   ==============    ===========   =============

Accumulated
undistributed
net investment
income (loss)         $(1,815,964)       $3,041,951       $477,140        $938,458
                    ==============   ==============    ===========   =============

See Notes to Financial Statements.

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38

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Growth Fund
(International Growth), Global Growth Fund (Global Growth), Emerging Markets
Fund (Emerging Markets) and International Value Fund (International Value)
(collectively, the funds) are four funds in a series issued by the corporation. The funds are diversified under the 1940 Act. International
Growth, Global Growth and Emerging Markets' investment objective is to seek capital growth. International Value's investment objective is to seek long-term capital growth. International Growth pursues its objective by investing primarily in equity securities of foreign companies in at least three developed countries (excluding the United States). Global Growth pursues its objective by investing primarily in equity securities of issuers in the
United States and other developed countries. Emerging Markets invests at least
80% of its assets in securities of issuers in emerging market countries and companies that derive a significant portion of their business from emerging market countries. International Value pursues its objective by investing primarily in equity securities of foreign companies. International Value may also invest a portion of its assets in U.S. companies. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- International Growth is authorized to issue the Investor
Class, the Institutional Class, the A Class (formerly Advisor Class) (see Note
10), the B Class, the C Class and the R Class. Global Growth is authorized to issue the Investor Class, the Institutional Class, the A Class (formerly
Advisor Class) (see Note 10), the B Class, the C Class and the R Class.
Emerging Markets is authorized to issue the Investor Class, the Institutional
Class, the A Class, the B Class, the C Class and the R Class. International
Value is authorized to issue the Investor Class, the Institutional Class, the
A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of Emerging Market's B Class and R Class commenced on September 28, 2007.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

------
39

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- International Growth, Global Growth and Emerging Markets
may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the Statement of Operations. International
Growth, Global Growth and Emerging Markets continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- The funds may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the funds and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

------
40

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACGIM (the investment advisor), under which ACGIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACGIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century
Investments family of funds, but that have the same investment team and investment strategy. The strategy assets of International Growth includes the assets of NT International Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule for International Growth ranges from 1.10% to 1.50% for the Investor Class, A Class, B Class, C Class
and R Class. The annual management fee schedule for Global Growth ranges from
1.05% to 1.30% for the Investor Class, A Class, B Class, C Class and R Class.
The strategy assets of Emerging Markets includes the assets of NT Emerging
Markets Fund, one fund in a series issued by the corporation. The annual management fee schedule for Emerging Markets ranges from 1.25% to 1.85% for the Investor Class, A Class, B Class, C Class and R Class. The annual management fee schedule for International Value ranges from 1.10% to 1.30% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional
Class of each fund is 0.20% less at each point within the range.

The effective annual management fee for each class of each fund for the six months ended May 31, 2008 was as follows:

                          Investor, A, B, C & R   Institutional
International Growth              1.28%               1.08%
Global Growth                     1.28%               1.08%
Emerging Markets                  1.62%               1.42%
International Value               1.30%               1.10%

ACGIM has entered into a Subadvisory Agreement with ACIM (the subadvisor) on behalf of International Growth, Global Growth and Emerging Markets. The
subadvisor makes investment decisions for the cash portion of International
Growth, Global Growth and Emerging Markets in accordance with their investment objectives, policies and restrictions under the supervision of ACGIM and the
Board of Directors. ACGIM pays all costs associated with retaining ACIM as the subadvisor of International Growth, Global Growth and Emerging Markets.

ACGIM has entered into a Subadvisory Agreement with Templeton Investment
Counsel, LLC (Templeton) on behalf of International Value. Templeton makes investment decisions for International Value in accordance with its investment objectives, policies, and restrictions under the supervision of ACGIM and the
Board of Directors. ACGIM pays all costs associated with retaining Templeton as the subadvisor of International Value. Templeton has entered into a
Subadvisory Agreement with Franklin Templeton Investments (Asia) Limited on behalf of International Value.

------
41

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule
12b-1 of the 1940 Act. The plans provide that the A Class will pay American
Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and the C Class will each pay
ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. ACIS agreed to voluntarily waive a portion of its distribution and service fees through March 31, 2008, by 0.15% for the A Class and 0.21% for the B Class of
International Value. For the six months ended May 31, 2008, the A Class and B
Class of International Value waived $11,641 and $2,537, respectively, of distribution and service fees. Fees incurred under the plans during the six months ended May 31, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACGIM, the corporation's subadvisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American
Century Services, LLC.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM).
JPMIM is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. International Growth, Global Growth and Emerging
Markets have a securities lending agreement with JPMorgan Chase Bank (JPMCB).
Prior to December 12, 2007, the funds had a bank line of credit agreement with
JPMCB. JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2008, were as follows:

                International      Global        Emerging     International
                   Growth          Growth         Markets         Value

Purchases      $1,738,635,411   $300,173,581   $664,143,876     $8,788,629

Proceeds
from sales     $1,856,135,216   $286,495,747   $671,709,504      $746,567

------
42

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                                 Six months                         Year ended
                             ended May 31, 2008                  November 30, 2007
                         Shares            Amount           Shares            Amount
International Growth

INVESTOR
CLASS/SHARES
AUTHORIZED            1,000,000,000                      1,000,000,000
                      =============                      =============

Sold                      8,816,910       $ 116,088,249     22,606,111       $ 302,364,123

Issued in
reinvestment of
distributions             9,115,075         121,417,039      1,168,152          14,426,682

Redeemed               (18,716,603)    (243,475,790)(1)   (64,757,153)    (860,556,588)(2)
                      -------------    ----------------  -------------    ----------------
                          (784,618)         (5,970,502)   (40,982,890)       (543,765,783)
                      -------------    ----------------  -------------    ----------------

INSTITUTIONAL
CLASS/SHARES
AUTHORIZED              150,000,000                        150,000,000
                      =============                      =============

Sold                      1,617,799          21,215,824      1,730,907          22,661,181

Issued in
reinvestment of
distributions               336,457           4,483,545         90,347           1,116,690

Redeemed                (1,833,742)     (23,750,358)(3)    (6,740,406)     (89,101,012)(4)
                      -------------    ----------------  -------------    ----------------
                            120,514           1,949,011    (4,919,152)        (65,323,141)
                      -------------    ----------------  -------------    ----------------

A CLASS/SHARES
AUTHORIZED              125,000,000                        100,000,000
                      =============                      =============

Sold                      4,384,423          56,355,534      7,416,480          98,766,265

Issued in
connection with
reclassification
(Note 10)                 2,300,787          34,138,899             --                  --

Issued in
reinvestment of
distributions               994,597          13,237,814        120,671           1,489,085

Redeemed                (4,085,528)     (52,713,216)(5)   (18,992,329)    (259,071,470)(6)
                      -------------    ----------------  -------------    ----------------
                          3,594,279          51,019,031   (11,455,178)       (158,816,120)
                      -------------    ----------------  -------------    ----------------

A CLASS
(OLD)/SHARES
AUTHORIZED                      N/A                         25,000,000
                      =============                      =============

Sold                             --                  --        506,564           6,888,111

Redeemed in
connection with
reclassification
(Note 10)               (2,300,787)        (34,138,899)         10,882             134,000

Redeemed                         --                  --      (553,678)         (7,489,659)
                      -------------    ----------------  -------------    ----------------
                        (2,300,787)        (34,138,899)       (36,232)           (467,548)
                      -------------    ----------------  -------------    ----------------

B CLASS/SHARES
AUTHORIZED               10,000,000                         10,000,000
                      =============                      =============

Sold                         12,514             160,331         32,050             425,268

Issued in
reinvestment of
distributions                 8,547             113,065             --                  --

Redeemed                   (39,200)           (496,732)       (30,115)           (398,007)
                      -------------    ----------------  -------------    ----------------
                           (18,139)           (223,336)          1,935              27,261
                      -------------    ----------------  -------------    ----------------

C CLASS/SHARES
AUTHORIZED               10,000,000                         10,000,000
                      =============                      =============

Sold                         73,702             973,720        108,359           1,470,351

Issued in
reinvestment of
distributions                21,431             281,955             --                  --

Redeemed                   (70,511)           (889,250)      (129,074)         (1,700,384)
                      -------------    ----------------  -------------    ----------------
                             24,622             366,425       (20,715)           (230,033)
                      -------------    ----------------  -------------    ----------------

R CLASS/SHARES
AUTHORIZED                5,000,000                          5,000,000
                      =============                      =============

Sold                        186,842           2,392,641        165,196           2,252,980

Issued in
reinvestment of
distributions                16,312             217,298            292               3,609

Redeemed                   (53,432)           (687,654)       (66,454)        (895,183)(7)
                      -------------    ----------------  -------------    ----------------
                            149,722           1,922,285         99,034           1,361,406
                      -------------    ----------------  -------------    ----------------

Net increase
(decrease)                  785,593        $ 14,924,015   (57,313,198)      $(767,213,958)
                      =============    ================  =============    ================

(1) Net of redemption fees of $112,620.

(2) Net of redemption fees of $182,531.

(3) Net of redemption fees of $2,096.

(4) Net of redemption fees of $6,427.

(5) Net of redemption fees of $4,001.

(6) Net of redemption fees of $87,001.

(7) Net of redemption fees of $32.

------
43

                                Six months                       Year ended
                            ended May 31, 2008               November 30, 2007
                         Shares          Amount           Shares          Amount
Global Growth

INVESTOR
CLASS/SHARES
AUTHORIZED             150,000,000                      150,000,000
                       ===========                      ===========

Sold                     3,246,394       $ 32,775,841     3,826,678      $ 44,774,309

Issued in
reinvestment of
distributions            7,562,705         77,627,963       962,202        10,090,119
Redeemed               (5,475,449)    (53,548,310)(1)   (6,604,834)   (75,173,166)(2)
                       -----------    ---------------   -----------   ---------------
                         5,333,650         56,855,494   (1,815,954)      (20,308,738)
                       -----------    ---------------   -----------   ---------------

INSTITUTIONAL
CLASS/SHARES
AUTHORIZED              35,000,000                        5,000,000
                       ===========                      ===========

Sold                     3,209,369         32,113,770       663,656         7,441,129

Issued in
reinvestment of
distributions              274,955          2,837,675        30,474           321,581

Redeemed                 (248,832)     (2,460,803)(3)     (225,832)    (2,605,204)(4)
                       -----------    ---------------   -----------   ---------------
                         3,235,492         32,490,642       468,298         5,157,506
                       -----------    ---------------   -----------   ---------------
A CLASS/SHARES
AUTHORIZED              15,000,000                       15,000,000
                       ===========                      ===========

Sold                     1,238,452         12,125,282       258,175         3,045,479

Issued in
connection with
reclassification
(Note 10)                       --                 --       844,849         9,865,842

Issued in
reinvestment of
distributions              295,381          2,989,742        11,949           124,159

Redeemed                 (606,002)        (5,660,358)     (185,018)    (2,159,416)(5)
                       -----------    ---------------   -----------   ---------------
                           927,831          9,454,666       929,955        10,876,064
                       -----------    ---------------   -----------   ---------------

A CLASS
(OLD)/SHARES
AUTHORIZED                     N/A                              N/A
                       ===========                      ===========

Sold                                                        427,188         4,824,126

Issued in
reinvestment of
distributions                                                12,880           134,409

Redeemed in
connections with
reclassification
(Note 10)                                                 (844,849)       (9,865,842)

Redeemed                                                   (99,736)       (1,127,473)
                                                        -----------   ---------------
                                                          (504,517)       (6,034,780)
                                                        -----------   ---------------

B CLASS/SHARES
AUTHORIZED              10,000,000                       10,000,000
                       ===========                      ===========

Sold                        25,986            259,778        20,190           243,639

Issued in
reinvestment of
distributions               10,224            102,885           795             8,236

Redeemed                   (3,244)           (31,848)       (4,124)          (46,264)
                       -----------    ---------------   -----------   ---------------
                            32,966            330,815        16,861           205,611
                       -----------    ---------------   -----------   ---------------
C CLASS/SHARES
AUTHORIZED              10,000,000                       10,000,000
                       ===========                      ===========

Sold                       137,471          1,321,743       133,552         1,518,392

Issued in
reinvestment of
distributions               30,561            297,645         2,206            22,237

Redeemed                  (32,313)          (293,000)      (23,661)         (263,194)
                       -----------    ---------------   -----------   ---------------
                           135,719          1,326,388       112,097         1,277,435
                       -----------    ---------------   -----------   ---------------

R CLASS/SHARES
AUTHORIZED               5,000,000                        5,000,000
                       ===========                      ===========

Sold                        18,236            209,467        15,584           199,655

Issued in
reinvestment of
distributions                5,543             56,481            66               689

Redeemed                   (2,094)           (20,219)       (3,070)          (37,722)
                       -----------    ---------------   -----------   ---------------
                            21,685            245,729        12,580           162,622
                       -----------    ---------------   -----------   ---------------

Net increase
(decrease)               9,687,343      $ 100,703,734     (780,680)     $ (8,664,280)
                       ===========    ===============   ===========   ===============

(1) Net of redemption fees of $13,570.

(2) Net of redemption fees of $17,554.

(3) Net of redemption fees of $2,174.

(4) Net of redemption fees of $2,094.

(5) Net of redemption fees of $231.

------
44

                             Six months                        Year ended
                         ended May 31, 2008               November 30, 2007(1)
                     Shares           Amount           Shares           Amount
Emerging Markets

INVESTOR
CLASS/SHARES
AUTHORIZED          235,000,000                       185,000,000
                   ============                      ============

Sold                 12,575,338       $134,252,702     47,827,289      $ 504,521,421

Issued in
reinvestment
of
distributions        10,190,898        109,760,207      8,562,770         74,867,377

Redeemed           (16,703,703)   (170,525,873)(2)   (24,149,223)   (254,670,365)(3)
                   ------------   ----------------   ------------   ----------------
                      6,062,533         73,487,036     32,240,836        324,718,433
                   ------------   ----------------   ------------   ----------------

INSTITUTIONAL
CLASS/SHARES
AUTHORIZED           40,000,000                        40,000,000
                   ============                      ============

Sold                    880,458          9,314,905      1,338,242         13,765,385

Issued in
reinvestment
of
distributions           783,602          8,579,209      1,404,698         12,477,840

Redeemed              (484,555)     (5,037,028)(4)    (5,355,131)    (51,169,209)(5)
                   ------------   ----------------   ------------   ----------------
                      1,179,505         12,857,086    (2,612,191)       (24,925,984)
                   ------------   ----------------   ------------   ----------------

A
CLASS/SHARES
AUTHORIZED           40,000,000                        10,000,000
                   ============                      ============

Sold                  2,043,042         21,139,859      2,413,803         26,233,978

Issued in
reinvestment
of
distributions           423,942          4,440,312        189,795          1,625,143

Redeemed              (967,831)     (9,670,189)(6)      (640,659)     (6,493,843)(7)
                   ------------   ----------------   ------------   ----------------
                      1,499,153         15,909,982      1,962,939         21,365,278
                   ------------   ----------------   ------------   ----------------

B CLASS/SHARES
AUTHORIZED           10,000,000                        10,000,000
                   ============                      ============

Sold                     24,431            275,753          4,249             51,736

Issued in
reinvestment
of
distributions             1,335             14,264             --                 --

Redeemed                (7,009)           (79,177)             --                 --
                   ------------   ----------------   ------------   ----------------
                         18,757            210,840          4,249             51,736
                   ------------   ----------------   ------------   ----------------
C
CLASS/SHARES
AUTHORIZED            5,000,000                         5,000,000
                   ============                      ============

Sold                    376,790          3,841,349        651,145          6,763,060

Issued in
reinvestment
of
distributions            96,421            990,913         52,429            441,564

Redeemed              (261,074)        (2,550,209)      (219,404)        (2,274,103)
                   ------------   ----------------   ------------   ----------------
                        212,137          2,282,053        484,170          4,930,521
                   ------------   ----------------   ------------   ----------------
R
CLASS/SHARES
AUTHORIZED           10,000,000                        10,000,000
                   ============                      ============

Sold                     18,423            187,017          2,120             25,599

Issued in
reinvestment
of
distributions               369              3,898             --                 --

Redeemed                  (371)            (3,791)             --                 --
                   ------------   ----------------   ------------   ----------------
                         18,421            187,124          2,120             25,599
                   ------------   ----------------   ------------   ----------------

Net increase
(decrease)            8,990,506       $104,934,121     32,082,123      $ 326,165,583
                   ============   ================   ============   ================

(1) September 28, 2007 (commencement of sale) through November 30, 2007 for the B Class and R Class.

(2) Net of redemption fees of $559,430.

(3) Net of redemption fees of $1,726,189.

(4) Net of redemption fees of $16,337.

(5) Net of redemption fees of $20,209.

(6) Net of redemption fees of $217.

(7) Net of redemption fees of $30,011.

------
45

                            Six months                   Year ended
                        ended May 31, 2008           November 30, 2007
                      Shares        Amount        Shares         Amount
International Value

INVESTOR
CLASS/SHARES
AUTHORIZED           55,000,000                  55,000,000
                     ==========                  ==========

Sold                    187,717    $ 1,860,409      247,506      $ 2,766,272

Issued in
reinvestment of
distributions            30,784        306,033       16,462          156,887

Redeemed               (67,305)   (638,722)(1)     (28,628)     (313,938)(2)
                     ----------   ------------   ----------   --------------
                        151,196      1,527,720      235,340        2,609,221
                     ----------   ------------   ----------   --------------

INSTITUTIONAL
CLASS/SHARES
AUTHORIZED           55,000,000                  55,000,000
                     ==========                  ==========

Sold                     50,288        504,097      158,819        1,649,947

Issued in
reinvestment of
distributions           417,026      4,170,192    1,354,833       12,911,767

Redeemed               (20,111)   (192,052)(3)     (51,566)     (549,566)(4)
                     ----------   ------------   ----------   --------------
                        447,203      4,482,237    1,462,086       14,012,148
                     ----------   ------------   ----------   --------------

A CLASS/SHARES
AUTHORIZED           55,000,000                  55,000,000
                     ==========                  ==========

Sold                    779,082      7,486,473      737,020        7,784,530

Issued in
reinvestment of
distributions           217,383      2,174,640      696,873        6,655,394

Redeemed              (365,172)    (3,512,302)    (681,781)   (7,200,516)(5)
                     ----------   ------------   ----------   --------------
                        631,293      6,148,811      752,112        7,239,408
                     ----------   ------------   ----------   --------------

B CLASS/SHARES
AUTHORIZED            5,000,000                   5,000,000
                     ==========                  ==========

Sold                     13,353        125,672       54,583          547,404

Issued in
reinvestment of
distributions            33,502        327,311      161,195        1,505,575

Redeemed               (71,296)      (673,567)    (157,823)      (1,631,301)
                     ----------   ------------   ----------   --------------
                       (24,441)      (220,584)       57,955          421,678
                     ----------   ------------   ----------   --------------

C CLASS/SHARES
AUTHORIZED           50,000,000                  50,000,000
                     ==========                  ==========

Sold                     36,912        346,653       18,630          198,895

Issued in
reinvestment of
distributions             2,136         20,888        1,559           14,855

Redeemed                (1,472)       (14,059)      (3,594)         (38,189)
                     ----------   ------------   ----------   --------------
                         37,576        353,482       16,595          175,561
                     ----------   ------------   ----------   --------------

R CLASS/SHARES
AUTHORIZED            5,000,000                   5,000,000
                     ==========                  ==========

Sold                      4,390         42,678       18,039          188,013

Issued in
reinvestment of
distributions             1,753         17,481        1,052           10,027

Redeemed                (6,801)    (63,200)(6)      (3,369)         (37,471)
                     ----------   ------------   ----------   --------------
                          (658)        (3,041)       15,722          160,569
                     ----------   ------------   ----------   --------------

Net increase
(decrease)            1,242,169    $12,288,625    2,539,810      $24,618,585
                     ==========   ============   ==========   ==============

(1) Net of redemption fees of $884.

(2) Net of redemption fees of $2,570.

(3) Net of redemption fees of $26.

(4) Net of redemption fees of $625.

(5) Net of redemption fees of $24.

(6) Net of redemption fees of $35.

------
46

5. SECURITIES LENDING

As of May 31, 2008, securities in International Growth, Global Growth and
Emerging Markets valued at $190,847,779, $23,878,297 and $24,546,269, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM or ACGIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total market value of all collateral received for International Growth, Global
Growth and Emerging Markets, at this date, was $199,116,150, $24,932,209 and
$25,271,299, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. FAIR VALUE MEASUREMENTS

The funds' securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities.

The following is a summary of the valuation inputs used to determine the fair value of the funds' securities as of May 31, 2008:

                                                            Value of
                                                          Investment
Fund/Valuation Inputs                                     Securities
INTERNATIONAL GROWTH
Level 1 -- Quoted Prices                               $ 107,568,647
Level 2 -- Other Significant Observable Inputs         2,504,518,463
Level 3 -- Significant Unobservable Inputs                        --
                                                     ---------------
                                                      $2,612,087,110
                                                     ===============

GLOBAL GROWTH
Level 1 -- Quoted Prices                                $266,095,327
Level 2 -- Other Significant Observable Inputs           282,353,994
Level 3 -- Significant Unobservable Inputs                        --
                                                     ---------------
                                                        $548,449,321
                                                     ===============

EMERGING MARKETS
Level 1 -- Quoted Prices                               $ 171,647,483
Level 2 -- Other Significant Observable Inputs           927,885,663
Level 3 -- Significant Unobservable Inputs                        --
                                                     ---------------
                                                      $1,099,533,146
                                                     ===============

INTERNATIONAL VALUE
Level 1 -- Quoted Prices                                 $ 7,647,154
Level 2 -- Other Significant Observable Inputs            69,127,109
Level 3 -- Significant Unobservable Inputs                        --
                                                     ---------------
                                                         $76,774,263
                                                     ===============

------
47

7. BANK LINE OF CREDIT

Effective December 12, 2007, the funds, along with certain other funds managed by ACIM or ACGIM, have a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. Prior to December 12, 2007, the funds, along with certain other funds managed by ACIM or ACGIM, had a $500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the
Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended May 31, 2008.

8. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.
Investing in emerging markets may accentuate these risks.

Emerging Market's performance may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

9. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2008, the components of investments for federal income tax purposes were as follows:

                     International      Global        Emerging     International
                        Growth          Growth         Markets         Value
Federal tax
cost of
investments          $2,051,853,924   $449,396,036   $893,204,271     $56,424,732
                     ==============   ============   ============    ============
Gross tax
appreciation of
investments            $580,589,614   $104,438,347   $231,548,291     $25,215,599

Gross tax
depreciation of
investments            (20,356,428)    (5,385,062)   (25,219,416)     (4,866,068)
                     --------------   ------------   ------------    ------------
Net tax
appreciation
(depreciation)
of investments         $560,233,186    $99,053,285   $206,328,875     $20,349,531
                     ==============   ============   ============    ============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

Following are the currency loss deferral amounts as of November 30, 2007:

                             International    Global    Emerging   International
                                 Growth       Growth    Markets        Value

Currency loss deferrals        $(104,419)    $(5,724)  $(74,949)     $(11,900)

The currency loss deferrals represent net foreign currency losses incurred in the one-month period ended November 30, 2007. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
48

10. CORPORATE EVENT

On July 27, 2007, the A Class (old) shareholders of Global Growth approved a reclassification of A Class (old) shares into Advisor Class shares. The change was approved by the Board of Directors on November 29, 2006 and March 7, 2007.
The reclassification was effective on September 4, 2007. Subsequent to the reclassification, the Advisor Class was renamed A Class.

On September 25, 2007, the A Class (old) shareholders of International Growth approved a reclassification of A Class (old) shares into Advisor Class shares.
The change was approved by the Board of Directors on November 29, 2006 and
March 7, 2007. The reclassification was effective on December 3, 2007.
Subsequent to the reclassification, the Advisor Class was renamed A Class.

11. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------
49

FINANCIAL HIGHLIGHTS
International Growth

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                        2008(1)         2007         2006        2005         2004         2003
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period                $14.87       $12.17        $9.75       $8.79        $7.54        $6.69
                       --------     --------     --------    --------     --------     --------

Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                 0.09         0.13         0.06        0.11         0.05         0.06

 Net Realized
 and
 Unrealized
 Gain (Loss)             (0.52)         2.66         2.54        0.94         1.26         0.85
                       --------     --------     --------    --------     --------     --------
 Total From
 Investment
 Operations              (0.43)         2.79         2.60        1.05         1.31         0.91
                       --------     --------     --------    --------     --------     --------

Distributions

 From Net
 Investment
 Income                  (0.11)       (0.09)       (0.18)      (0.09)       (0.06)       (0.06)

 From Net
 Realized
 Gains                   (0.79)           --           --          --           --           --
                       --------     --------     --------    --------     --------     --------
 Total
 Distributions           (0.90)       (0.09)       (0.18)      (0.09)       (0.06)       (0.06)
                       --------     --------     --------    --------     --------     --------
Net Asset
Value,
End of Period            $13.54       $14.87       $12.17       $9.75        $8.79        $7.54
                       ========     ========     ========    ========     ========     ========

TOTAL
RETURN(3)               (2.80)%       23.09%       27.03%      12.09%       17.45%       13.70%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses
to Average
Net Assets             1.29%(4)        1.27%        1.26%       1.23%        1.26%        1.28%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets             1.41%(4)        0.94%        0.52%       1.22%        0.57%        0.84%

Portfolio
Turnover Rate               73%         133%          95%         89%         118%         169%

Net Assets,
End of Period
(in thousands)       $2,053,266   $2,267,093   $2,352,967  $2,249,430   $2,395,249   $2,502,831

(1) Six months ended May 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
50

International Growth

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                      2008(1)       2007       2006       2005      2004       2003
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period              $14.91     $12.20      $9.78      $8.82     $7.56      $6.71
                     --------   --------   --------   --------  --------   --------

Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)               0.10       0.17       0.07       0.13      0.06       0.07

 Net Realized
 and
 Unrealized
 Gain (Loss)           (0.52)       2.66       2.55       0.94      1.27       0.85
                     --------   --------   --------   --------  --------   --------
 Total From
 Investment
 Operations            (0.42)       2.83       2.62       1.07      1.33       0.92
                     --------   --------   --------   --------  --------   --------

Distributions

 From Net
 Investment
 Income                (0.14)     (0.12)     (0.20)     (0.11)    (0.07)     (0.07)

 From Net
 Realized
 Gains                 (0.79)         --         --         --        --         --
                     --------   --------   --------   --------  --------   --------
 Total
 Distributions         (0.93)     (0.12)     (0.20)     (0.11)    (0.07)     (0.07)
                     --------   --------   --------   --------  --------   --------
Net Asset
Value,
End of Period          $13.56     $14.91     $12.20      $9.78     $8.82      $7.56
                     ========   ========   ========   ========  ========   ========

TOTAL
RETURN(3)             (2.69)%     23.36%     27.19%     12.28%    17.78%     13.89%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses
to Average
Net Assets           1.09%(4)      1.07%      1.06%      1.03%     1.06%      1.08%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets           1.61%(4)      1.14%      0.72%      1.42%     0.77%      1.04%

Portfolio
Turnover Rate             73%       133%        95%        89%      118%       169%

Net Assets,
End of Period
(in thousands)        $74,777    $80,452   $125,814   $247,077  $283,330   $301,854

(1) Six months ended May 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
51

International Growth

A Class(1)
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                      2008(2)       2007      2006       2005       2004       2003
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period              $14.82     $12.12     $9.72      $8.76      $7.52      $6.66
                     --------   --------  --------   --------   --------   --------

Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(3)               0.08       0.08      0.03       0.09       0.03       0.03

 Net Realized
 and
 Unrealized
 Gain (Loss)           (0.52)       2.68      2.52       0.94       1.25       0.87
                     --------   --------  --------   --------   --------   --------
 Total From
 Investment
 Operations            (0.44)       2.76      2.55       1.03       1.28       0.90
                     --------   --------  --------   --------   --------   --------
Distributions

 From Net
 Investment
 Income                (0.07)     (0.06)    (0.15)     (0.07)     (0.04)     (0.04)

 From Net
 Realized
 Gains                 (0.79)         --        --         --         --         --
                     --------   --------  --------   --------   --------   --------
 Total
 Distributions         (0.86)     (0.06)    (0.15)     (0.07)     (0.04)     (0.04)
                     --------   --------  --------   --------   --------   --------
Net Asset
Value,
End of Period          $13.52     $14.82    $12.12      $9.72      $8.76      $7.52
                     ========   ========  ========   ========   ========   ========

TOTAL
RETURN(4)             (2.90)%     22.87%    26.57%     11.85%     17.07%     13.62%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses
to Average
Net Assets           1.54%(5)      1.52%     1.51%      1.48%      1.51%      1.53%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets           1.16%(5)      0.69%     0.27%      0.97%      0.32%      0.59%

Portfolio
Turnover Rate             73%       133%       95%        89%       118%       169%

Net Assets,
End of Period
(in thousands)       $268,885   $241,579  $336,497   $259,651   $275,195   $239,256

(1) Prior to December 3, 2007, the A Class was referred to as the Advisor
Class.

(2) Six months ended May 31, 2008 (unaudited).

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
52

International Growth

B Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                       2008(1)       2007        2006        2005       2004      2003(2)
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period               $14.68     $12.04       $9.65       $8.70      $7.48        $6.10
                      --------   --------    --------    --------   --------     --------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(3)                0.02      --(4)      (0.05)        0.02     (0.03)       (0.03)

 Net Realized
 and
 Unrealized
 Gain (Loss)            (0.52)       2.64        2.52        0.93       1.25         1.41
                      --------   --------    --------    --------   --------     --------
 Total From
 Investment
 Operations             (0.50)       2.64        2.47        0.95       1.22         1.38
                      --------   --------    --------    --------   --------     --------
Distributions

 From Net
 Investment
 Income                     --         --      (0.08)       --(4)         --           --

 From Net
 Realized Gains         (0.79)         --          --          --         --           --
                      --------   --------    --------    --------   --------     --------
 Total
 Distributions          (0.79)         --      (0.08)          --         --           --
                      --------   --------    --------    --------   --------     --------
Net Asset
Value,
End of Period           $13.39     $14.68      $12.04       $9.65      $8.70        $7.48
                      ========   ========    ========    ========   ========     ========

TOTAL RETURN(5)        (3.34)%     21.93%      25.71%      10.97%     16.31%       22.62%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses
to Average
Net Assets            2.29%(6)      2.27%       2.26%       2.23%      2.26%     2.28%(6)

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets            0.41%(6)    (0.06)%     (0.48)%       0.22%    (0.43)%   (0.51)%(6)

Portfolio
Turnover Rate              73%       133%         95%         89%       118%      169%(7)

Net Assets, End
of Period
(in thousands)          $2,786     $3,320      $2,699      $1,676     $1,107         $513

(1) Six months ended May 31, 2008 (unaudited).

(2) January 31, 2003 (commencement of sale) through November 30, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
53

International Growth

C Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                         2008(1)        2007        2006        2005       2004        2003
PER-SHARE DATA

Net Asset Value,
Beginning
of Period                 $14.60      $11.97       $9.60       $8.66      $7.45       $6.60
                        --------    --------    --------    --------   --------    --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(2)           0.03       --(3)      (0.05)        0.02     (0.03)      (0.01)

 Net Realized and
 Unrealized Gain
 (Loss)                   (0.52)        2.63        2.50        0.92       1.24        0.86
                        --------    --------    --------    --------   --------    --------
 Total From
 Investment
 Operations               (0.49)        2.63        2.45        0.94       1.21        0.85
                        --------    --------    --------    --------   --------    --------
Distributions

 From Net
 Investment
 Income                       --          --      (0.08)       --(3)         --          --

 From Net
 Realized Gains           (0.79)          --          --          --         --          --
                        --------    --------    --------    --------   --------    --------
 Total
 Distributions            (0.79)          --      (0.08)          --         --          --
                        --------    --------    --------    --------   --------    --------
Net Asset Value,
End of Period             $13.32      $14.60      $11.97       $9.60      $8.66       $7.45
                        ========    ========    ========    ========   ========    ========

TOTAL RETURN(4)          (3.29)%      21.97%      25.64%      10.91%     16.24%      12.88%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses
to Average
Net Assets              2.29%(5)       2.27%       2.26%       2.23%      2.26%       2.28%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets              0.41%(5)     (0.06)%     (0.48)%       0.22%    (0.43)%     (0.16)%

Portfolio
Turnover Rate                73%        133%         95%         89%       118%        169%

Net Assets, End
of Period
(in thousands)            $7,004      $7,318      $6,250      $5,246     $5,070      $1,933

(1) Six months ended May 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
54

International Growth

R Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                       2008(1)       2007        2006       2005        2004      2003(2)
PER-SHARE DATA
Net Asset Value,
Beginning of Period     $14.81     $12.12       $9.71      $8.75       $7.53        $7.02
                      --------   --------    --------   --------    --------     --------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(3)                0.08       0.07        0.01       0.07        0.02       (0.01)

 Net Realized
 and
 Unrealized
 Gain (Loss)            (0.54)       2.65        2.53       0.94        1.25         0.52
                      --------   --------    --------   --------    --------     --------
 Total From
 Investment
 Operations             (0.46)       2.72        2.54       1.01        1.27         0.51
                      --------   --------    --------   --------    --------     --------
Distributions

 From Net
 Investment
 Income                 (0.02)     (0.03)      (0.13)     (0.05)      (0.05)           --

 From Net
 Realized Gains         (0.79)         --          --         --          --           --
                      --------   --------    --------   --------    --------     --------
 Total
 Distributions          (0.81)     (0.03)      (0.13)     (0.05)      (0.05)           --
                      --------   --------    --------   --------    --------     --------
Net Asset
Value,
End of Period           $13.54     $14.81      $12.12      $9.71       $8.75        $7.53
                      ========   ========    ========   ========    ========     ========

TOTAL RETURN(4)        (3.00)%     22.48%      26.39%     11.58%      16.92%        7.26%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses
to Average
Net Assets            1.79%(5)      1.77%       1.76%   1.69%(6)       1.76%     1.78%(5)

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets            0.91%(5)      0.44%       0.02%   0.76%(6)       0.07%   (0.74)%(5)

Portfolio
Turnover Rate              73%       133%         95%        89%        118%      169%(7)

Net Assets, End
of Period
(in thousands)          $5,721     $4,042      $2,106     $1,809        $376           $3

(1) Six months ended May 31, 2008 (unaudited).

(2) August 29, 2003 (commencement of sale) through November 30, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the year ended November 30, 2005, the class received a partial reimbursement of its distribution and service fees. Had fees not been reimbursed, the ratio of operating expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been
1.73% and 0.72%, respectively.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
55

Global Growth

Investor Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                      2008(1)       2007      2006       2005       2004       2003
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period              $12.69     $10.52     $8.88      $7.49      $6.48      $5.39
                     --------   --------  --------   --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)               0.02       0.03     --(3)      --(3)     (0.01)      --(3)

 Net Realized
 and
 Unrealized
 Gain (Loss)           (0.27)       2.41      1.70       1.41       1.02       1.09
                     --------   --------  --------   --------   --------   --------
 Total From
 Investment
 Operations            (0.25)       2.44      1.70       1.41       1.01       1.09
                     --------   --------  --------   --------   --------   --------
Distributions

 From Net
 Investment
 Income                    --     (0.05)    (0.06)     (0.02)         --         --

 From Net
 Realized
 Gains                 (2.08)     (0.22)        --         --         --         --
                     --------   --------  --------   --------   --------   --------
 Total
 Distributions         (2.08)     (0.27)    (0.06)     (0.02)         --         --
                     --------   --------  --------   --------   --------   --------
Net Asset
Value,
End of Period          $10.36     $12.69    $10.52      $8.88      $7.49      $6.48
                     ========   ========  ========   ========   ========   ========

TOTAL RETURN(4)       (1.69)%     23.73%    19.30%     18.87%     15.59%     20.22%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses
to Average
Net Assets           1.29%(5)      1.30%     1.31%      1.30%      1.30%      1.31%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets           0.51%(5)      0.29%   (0.05)%    (0.01)%    (0.12)%      0.00%

Portfolio
Turnover Rate             60%       108%       95%        36%        79%       152%

Net Assets,
End of Period
(in thousands)       $448,289   $481,553  $418,185   $378,976   $299,807   $250,306

(1) Six months ended May 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
56

Global Growth

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                          2008(1)        2007       2006        2005        2004        2003
PER-SHARE DATA

Net Asset Value,
Beginning
of Period                  $12.79      $10.60      $8.95       $7.55       $6.52       $5.41
                         --------    --------   --------    --------    --------    --------
Income From
Investment
Operations

 Net Investment
 Income (Loss)(2)            0.06        0.06       0.01        0.01       --(3)        0.01

 Net Realized and
 Unrealized Gain
 (Loss)                    (0.30)        2.42       1.72        1.43        1.03        1.10
                         --------    --------   --------    --------    --------    --------
 Total From
 Investment
 Operations                (0.24)        2.48       1.73        1.44        1.03        1.11
                         --------    --------   --------    --------    --------    --------
Distributions

 From Net
 Investment Income             --      (0.07)     (0.08)      (0.04)          --          --

 From Net
 Realized Gains            (2.08)      (0.22)         --          --          --          --
                         --------    --------   --------    --------    --------    --------
 Total
 Distributions             (2.08)      (0.29)     (0.08)      (0.04)          --          --
                         --------    --------   --------    --------    --------    --------
Net Asset Value,
End of Period              $10.47      $12.79     $10.60       $8.95       $7.55       $6.52
                         ========    ========   ========    ========    ========    ========

TOTAL RETURN(4)           (1.58)%      23.99%     19.50%      19.22%      15.80%      20.52%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses
to Average Net
Assets                   1.09%(5)       1.10%      1.11%       1.10%       1.10%       1.11%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets               0.71%(5)       0.49%      0.15%       0.19%       0.08%       0.20%

Portfolio Turnover
Rate                          60%        108%        95%         36%         79%        152%

Net Assets, End
of Period
(in thousands)            $47,214     $16,298     $8,540      $8,669      $6,774      $7,901

(1) Six months ended May 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
57

Global Growth

A Class(1)
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                          2008(2)      2007      2006      2005     2004      2003
PER-SHARE DATA
Net Asset Value,
Beginning
of Period                  $12.56    $10.41     $8.79     $7.41    $6.43     $5.36
                          -------   -------   -------   -------  -------   -------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)            0.02      0.01    (0.03)    (0.02)   (0.02)    (0.02)

 Net Realized and
 Unrealized Gain
 (Loss)                    (0.29)      2.38      1.69      1.40     1.00      1.09
                          -------   -------   -------   -------  -------   -------
 Total From
 Investment
 Operations                (0.27)      2.39      1.66      1.38     0.98      1.07
                          -------   -------   -------   -------  -------   -------
Distributions

 From Net
 Investment Income             --    (0.02)    (0.04)        --       --        --

 From Net
 Realized Gains            (2.08)    (0.22)        --        --       --        --
                          -------   -------   -------   -------  -------   -------
 Total
 Distributions             (2.08)    (0.24)    (0.04)        --       --        --
                          -------   -------   -------   -------  -------   -------
Net Asset Value,
End of Period              $10.21    $12.56    $10.41     $8.79    $7.41     $6.43
                          =======   =======   =======   =======  =======   =======

TOTAL RETURN(4)           (1.89)%    23.47%    18.97%    18.62%   15.24%    19.96%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses
to Average Net
Assets                   1.54%(5)     1.55%     1.56%     1.55%    1.55%     1.56%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets               0.26%(5)     0.04%   (0.30)%   (0.26)%  (0.37)%   (0.25)%

Portfolio Turnover
Rate                          60%      108%       95%       36%      79%      152%

Net Assets, End
of Period
(in thousands)            $24,446   $18,402    $5,571    $3,664   $2,475    $1,044

(1) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class.

(2) Six months ended May 31, 2008 (unaudited).

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
58

Global Growth

B Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                                  2008(1)       2007       2006
PER-SHARE DATA

Net Asset Value, Beginning of Period               $12.50     $10.42      $9.02
                                                 --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                   (0.02)     (0.08)     (0.11)

 Net Realized and Unrealized Gain (Loss)           (0.28)       2.38       1.57
                                                 --------   --------   --------
 Total From Investment Operations                  (0.30)       2.30       1.46
                                                 --------   --------   --------
Distributions

 From Net Investment Income                            --         --     (0.06)

 From Net Realized Gains                           (2.08)     (0.22)         --
                                                 --------   --------   --------
 Total Distributions                               (2.08)     (0.22)     (0.06)
                                                 --------   --------   --------
Net Asset Value, End of Period                     $10.12     $12.50     $10.42
                                                 ========   ========   ========

TOTAL RETURN(3)                                   (2.19)%     22.51%     16.29%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                            2.29%(4)      2.30%      2.31%

Ratio of Net Investment Income (Loss)
to Average Net Assets                          (0.49)%(4)    (0.71)%    (1.05)%

Portfolio Turnover Rate                               60%       108%        95%

Net Assets, End of Period (in thousands)             $851       $639       $352

(1) Six months ended May 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
59

Global Growth

C Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                          2008(1)      2007      2006      2005     2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                     $12.16    $10.14     $8.59     $7.29    $6.37     $5.35
                          -------   -------   -------   -------  -------   -------

Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(2)                 (0.02)    (0.07)    (0.10)    (0.08)   (0.08)    (0.05)

 Net Realized
 and
 Unrealized
 Gain (Loss)               (0.27)      2.31      1.65      1.38     1.00      1.07
                          -------   -------   -------   -------  -------   -------
 Total From
 Investment
 Operations                (0.29)      2.24      1.55      1.30     0.92      1.02
                          -------   -------   -------   -------  -------   -------
Distributions

 From Net
 Realized Gains            (2.08)    (0.22)        --        --       --        --
                          -------   -------   -------   -------  -------   -------
Net Asset Value,
End of Period               $9.79    $12.16    $10.14     $8.59    $7.29     $6.37
                          =======   =======   =======   =======  =======   =======

TOTAL RETURN(3)           (2.16)%    22.54%    18.04%    17.83%   14.44%    19.07%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating Expenses
to Average
Net Assets               2.29%(4)     2.30%     2.31%     2.30%    2.30%     2.31%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets             (0.49)%(4)   (0.71)%   (1.05)%   (1.01)%  (1.12)%   (1.00)%

Portfolio
Turnover Rate                 60%      108%       95%       36%      79%      152%

Net Assets, End of
Period
(in thousands)             $3,441    $2,625    $1,050      $454     $184       $56

(1) Six months ended May 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
60

Global Growth

R Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                         2008(1)      2007     2006      2005(2)
PER-SHARE DATATrtlch

Net Asset Value, Beginning
of Period                                 $12.62    $10.47    $8.86        $8.37
                                         -------   -------  -------      -------
Income From Investment Operations

 Net Investment Income (Loss)(3)            0.01      0.02   (0.05)       (0.02)

 Net Realized and Unrealized
 Gain (Loss)                              (0.28)      2.35     1.71         0.51
                                         -------   -------  -------      -------
 Total From Investment Operations         (0.27)      2.37     1.66         0.49
                                         -------   -------  -------      -------
Distributions

 From Net Investment Income                   --        --   (0.05)           --

 From Net Realized Gains                  (2.08)    (0.22)       --           --
                                         -------   -------  -------      -------
 Total Distributions                      (2.08)    (0.22)   (0.05)           --
                                         -------   -------  -------      -------
Net Asset Value, End of Period            $10.27    $12.62   $10.47        $8.86
                                         =======   =======  =======      =======

TOTAL RETURN(4)                          (1.89)%    23.08%   18.79%        5.85%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                   1.79%(5)     1.80%    1.81%     1.80%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets            0.01%(5)   (0.21)%  (0.55)%   (0.71)%(5)

Portfolio Turnover Rate                      60%      108%      95%       36%(6)

Net Assets, End of Period
(in thousands)                              $387      $202      $32          $26

(1) Six months ended May 31, 2008 (unaudited).

(2) July 29, 2005 (commencement of sale) through November 30, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2005.

See Notes to Financial Statements.

-------
61

Emerging Markets

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                      2008(1)         2007      2006       2005       2004       2003
PER-SHARE DATA

Net Asset
Value,
Beginning of
Period                 $12.69       $10.06     $8.25      $6.28      $5.28      $3.61
                     --------     --------  --------   --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)               0.06         0.10      0.11       0.01     (0.01)      --(3)

 Net
 Realized
 and
 Unrealized
 Gain (Loss)           (0.85)         4.06      3.11       2.05       1.00       1.66
                     --------     --------  --------   --------   --------   --------
 Total From
 Investment
 Operations            (0.79)         4.16      3.22       2.06       0.99       1.66
                     --------     --------  --------   --------   --------   --------
Distributions

 From Net
 Investment
 Income                (0.10)       (0.13)    (0.05)         --         --         --

 From Net
 Realized
 Gains                 (1.31)       (1.42)    (1.37)     (0.09)         --         --
                     --------     --------  --------   --------   --------   --------
 Total
 Distributions         (1.41)       (1.55)    (1.42)     (0.09)         --         --
                     --------     --------  --------   --------   --------   --------
Redemption
Fees(2)                  0.01         0.02      0.01      --(3)       0.01       0.01
                     --------     --------  --------   --------   --------   --------
Net Asset
Value,
End of Period          $10.50       $12.69    $10.06      $8.25      $6.28      $5.28
                     ========     ========  ========   ========   ========   ========

TOTAL
RETURN(4)             (6.21)%       48.81%    46.10%     33.10%     18.94%     46.26%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses
to Average
Net Assets           1.63%(5)        1.66%     1.80%      1.94%      2.00%      2.01%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets           1.10%(5)        0.96%     1.31%      0.17%    (0.22)%      0.03%

Portfolio
Turnover Rate             63%          85%      115%       153%       208%       286%

Net Assets,
End of Period
(in thousands)       $949,099   $1,070,138  $523,813   $220,720   $135,355   $103,737

(1) Six months ended May 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
62

Emerging Markets

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                        2008(1)      2007      2006       2005      2004     2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                   $12.92    $10.21     $8.36      $6.35     $5.33    $3.64
                        -------   -------   -------    -------   -------  -------
Income From
Investment
Operations

 Net Investment
 Income (Loss)(2)          0.07      0.12      0.12       0.03     --(3)     0.01

 Net Realized and
 Unrealized Gain
 (Loss)                  (0.86)      4.14      3.16       2.07      1.01     1.67
                        -------   -------   -------    -------   -------  -------
 Total From
 Investment
 Operations              (0.79)      4.26      3.28       2.10      1.01     1.68
                        -------   -------   -------    -------   -------  -------
Distributions

 From Net
 Investment
 Income                  (0.13)    (0.15)    (0.07)         --        --       --

 From Net
 Realized Gains          (1.31)    (1.42)    (1.37)     (0.09)        --       --
                        -------   -------   -------    -------   -------  -------
 Total
 Distributions           (1.44)    (1.57)    (1.44)     (0.09)        --       --
                        -------   -------   -------    -------   -------  -------
Redemption
Fees(2)                    0.01      0.02      0.01      --(3)      0.01     0.01
                        -------   -------   -------    -------   -------  -------
Net Asset Value,
End of Period            $10.70    $12.92    $10.21      $8.36     $6.35    $5.33
                        =======   =======   =======    =======   =======  =======

TOTAL RETURN(4)         (6.14)%    49.21%    46.31%     33.37%    19.14%   46.43%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses
to Average
Net Assets             1.43%(5)     1.46%     1.60%      1.74%     1.80%    1.81%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets             1.30%(5)     1.16%     1.51%      0.37%   (0.02)%    0.23%

Portfolio
Turnover Rate               63%       85%      115%       153%      208%     286%

Net Assets, End
of Period
(in thousands)          $74,662   $74,897   $85,886   $113,765   $92,673  $63,242

(1) Six months ended May 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
63

Emerging Markets

A Class(1)
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                          2008(2)      2007       2006      2005      2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                     $12.40     $9.85      $8.11     $6.19     $5.22     $3.58
                          -------   -------    -------   -------   -------   -------
Income From
Investment
Operations

 Net Investment
 Income (Loss)(3)            0.05      0.07       0.11    (0.01)    (0.03)     --(4)

 Net Realized and
 Unrealized Gain
 (Loss)                    (0.84)      3.99       3.02      2.02      0.99      1.63
                          -------   -------    -------   -------   -------   -------
 Total From
 Investment
 Operations                (0.79)      4.06       3.13      2.01      0.96      1.63
                          -------   -------    -------   -------   -------   -------
Distributions

 From Net
 Investment Income         (0.07)    (0.11)     (0.03)        --        --        --

 From Net
 Realized Gains            (1.31)    (1.42)     (1.37)    (0.09)        --        --
                          -------   -------    -------   -------   -------   -------
 Total
 Distributions             (1.38)    (1.53)     (1.40)    (0.09)        --        --
                          -------   -------    -------   -------   -------   -------
Redemption Fees(3)           0.01      0.02       0.01     --(4)      0.01      0.01
                          -------   -------    -------   -------   -------   -------
Net Asset Value,
End of Period              $10.24    $12.40      $9.85     $8.11     $6.19     $5.22
                          =======   =======    =======   =======   =======   =======

TOTAL RETURN(5)           (6.36)%    48.61%     45.59%    32.77%    18.58%    45.81%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses
to Average Net
Assets                   1.88%(6)     1.91%      2.05%     2.19%     2.25%     2.26%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets               0.85%(6)     0.71%      1.06%   (0.08)%   (0.47)%   (0.22)%

Portfolio Turnover
Rate                          63%       85%       115%      153%      208%      286%

Net Assets, End of
Period
(in thousands)            $45,746   $36,795     $9,905    $1,773    $1,178      $597

(1) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class.

(2) Six months ended May 31, 2008 (unaudited).

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
64

Emerging Markets

B Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                                         2007(1)      2007(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                      $12.67       $12.15
                                                        --------     --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                            0.03       (0.03)

 Net Realized and Unrealized Gain (Loss)                  (0.88)         0.53
                                                        --------     --------
 Total From Investment Operations                         (0.85)         0.50
                                                        --------     --------
Distributions

 From Net Realized Gains                                  (1.29)           --
                                                        --------     --------
Redemption Fees(3)                                          0.01         0.02
                                                        --------     --------
Net Asset Value, End of Period                            $10.54       $12.67
                                                        ========     ========

TOTAL RETURN(4)                                          (6.62)%        4.28%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets       2.63%(5)     2.58%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                   0.10%(5)   (1.30)%(5)

Portfolio Turnover Rate                                      63%       85%(6)

Net Assets, End of Period (in thousands)                    $243          $54

(1) Six months ended May 31, 2008 (unaudited).

(2) September 28, 2007 (commencement of sale) through November 30, 2007.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2007.

See Notes to Financial Statements.

------
65

Emerging Markets

C Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted) (except as noted)
                          2008(1)      2007       2006      2005      2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                     $12.10     $9.64      $7.95     $6.12     $5.19     $3.58
                          -------   -------    -------   -------   -------   -------
Income From
Investment
Operations

 Net Investment
 Income (Loss)(2)            0.01    (0.01)       0.03    (0.05)    (0.07)    (0.04)

 Net Realized and
 Unrealized Gain
 (Loss)                    (0.82)      3.90       2.99      1.97      0.99      1.64
                          -------   -------    -------   -------   -------   -------
 Total From
 Investment
 Operations                (0.81)      3.89       3.02      1.92      0.92      1.60
                          -------   -------    -------   -------   -------   -------
Distributions

 From Net
 Investment Income             --    (0.03)         --        --        --        --

 From Net
 Realized Gains            (1.29)    (1.42)     (1.34)    (0.09)        --        --
                          -------   -------    -------   -------   -------   -------
 Total
 Distributions             (1.29)    (1.45)     (1.34)    (0.09)        --        --
                          -------   -------    -------   -------   -------   -------
Redemption Fees(2)           0.01      0.02       0.01     --(3)      0.01      0.01
                          -------   -------    -------   -------   -------   -------
Net Asset Value,
End of Period              $10.01    $12.10      $9.64     $7.95     $6.12     $5.19
                          =======   =======    =======   =======   =======   =======

TOTAL RETURN(4)           (6.70)%    47.39%     44.59%    31.67%    17.92%    44.97%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses
to Average Net
Assets                   2.63%(5)     2.66%      2.80%     2.94%     3.00%     3.01%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets               0.10%(5)   (0.04)%      0.31%   (0.83)%   (1.22)%   (0.97)%

Portfolio Turnover
Rate                          63%       85%       115%      153%      208%      286%

Net Assets, End
of Period
(in thousands)             $9,652    $9,098     $2,581      $733      $521      $291

(1) Six months ended May 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
66

Emerging Markets

R Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                                         2008(1)      2007(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                      $12.68       $12.15
                                                        --------     --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                            0.05       (0.01)

 Net Realized and Unrealized Gain (Loss)                  (0.87)         0.52
                                                        --------     --------
 Total From Investment Operations                         (0.82)         0.51
                                                        --------     --------
Distributions

 From Net Investment Income                               (0.04)           --

 From Net Realized Gains                                  (1.31)           --
                                                        --------     --------
 Total Distributions                                      (1.35)           --
                                                        --------     --------
Redemption Fees(3)                                          0.01         0.02
                                                        --------     --------
Net Asset Value, End of Period                            $10.52       $12.68
                                                        ========     ========

TOTAL RETURN(4)                                          (6.46)%        4.36%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets       2.13%(5)     2.08%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                   0.60%(5)   (0.68)%(5)

Portfolio Turnover Rate                                      63%       85%(6)

Net Assets, End of Period (in thousands)                    $216          $27

(1) Six months ended May 31, 2008 (unaudited).

(2) September 28, 2007 (commencement of sale) through November 30, 2007.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2007.

See Notes to Financial Statements.

------
67

International Value

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                                2008(1)       2007       2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period             $11.48     $14.36        $12.85
                                               --------   --------      --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                   0.15       0.22          0.15

 Net Realized and Unrealized Gain (Loss)         (0.92)       2.09          1.36
                                               --------   --------      --------
 Total From Investment Operations                (0.77)       2.31          1.51
                                               --------   --------      --------
Distributions

 From Net Investment Income                      (0.24)     (0.47)            --

 From Net Realized Gains                         (0.78)     (4.72)            --
                                               --------   --------      --------
 Total Distributions                             (1.02)     (5.19)            --
                                               --------   --------      --------
Net Asset Value, End of Period                    $9.69     $11.48        $14.36
                                               ========   ========      ========

TOTAL RETURN(4)                                 (6.87)%     23.55%        11.75%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                          1.30%(5)      1.30%      1.30%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                          3.05%(5)      1.96%   2.77%(5)(6)

Portfolio Turnover Rate                              1%        11%           17%

Net Assets, End of Period (in thousands)         $4,033     $3,044          $437

(1) Six months ended May 31, 2008 (unaudited).

(2) April 3, 2006 (commencement of sale) through November 30, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Due to cyclical dividends and the eight-month period ended November 30,
2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

------
68

International Value

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                                2008(1)       2007       2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period             $11.50     $14.38        $12.85
                                               --------   --------      --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                   0.15       0.23          0.25

 Net Realized and Unrealized Gain (Loss)         (0.92)       2.10          1.28
                                               --------   --------      --------
 Total From Investment Operations                (0.77)       2.33          1.53
                                               --------   --------      --------
Distributions

 From Net Investment Income                      (0.26)     (0.49)            --

 From Net Realized Gains                         (0.78)     (4.72)            --
                                               --------   --------      --------
 Total Distributions                             (1.04)     (5.21)            --
                                               --------   --------      --------
Net Asset Value, End of Period                    $9.69     $11.50        $14.38
                                               ========   ========      ========

TOTAL RETURN(4)                                 (6.85)%     23.77%        11.91%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                          1.10%(5)      1.10%      1.10%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                          3.25%(5)      2.16%   2.97%(5)(6)

Portfolio Turnover Rate                              1%        11%           17%

Net Assets, End of Period (in thousands)        $42,481    $45,262       $35,574

(1) Six months ended May 31, 2008 (unaudited).

(2) April 3, 2006 (commencement of sale) through November 30, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Due to cyclical dividends and the eight-month period ended November 30,
2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

------
69

International Value

A Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                         2008(1)       2007          2006(2)       2006       2005       2004       2003
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period                 $11.49     $14.35           $12.70     $10.91      $9.64      $6.22      $8.70
                        --------   --------         --------   --------   --------   --------   --------
Income
From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(3)                  0.15       0.20             0.25       0.18       0.13       0.10       0.07

 Net Realized
 and
 Unrealized
 Gain (Loss)              (0.94)       2.11             1.40       1.97       1.37       3.42     (2.51)
                        --------   --------         --------   --------   --------   --------   --------
 Total From
 Investment
 Operations               (0.79)       2.31             1.65       2.15       1.50       3.52     (2.44)
                        --------   --------         --------   --------   --------   --------   --------
Distributions

 From Net
 Investment
 Income                   (0.21)     (0.45)               --     (0.15)     (0.11)     (0.10)     (0.04)

 From Net
 Realized
 Gains                    (0.78)     (4.72)               --     (0.21)     (0.12)         --         --
                        --------   --------         --------   --------   --------   --------   --------
 Total
 Distributions            (0.99)     (5.17)               --     (0.36)     (0.23)     (0.10)     (0.04)
                        --------   --------         --------   --------   --------   --------   --------
Net Asset
Value, End
of Period                  $9.71     $11.49           $14.35     $12.70     $10.91      $9.64      $6.22
                        ========   ========         ========   ========   ========   ========   ========

TOTAL
RETURN(4)                (7.02)%     23.44%           12.99%     19.95%     15.58%     56.65%   (28.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses
to Average
Net Assets           1.45%(5)(6)   1.40%(5)      1.40%(5)(6)      1.35%      1.41%      1.47%   1.65%(7)

Ratio of
Operating
Expenses
to Average
Net Assets
(Before
Expense
Waiver)                 1.55%(6)      1.55%         1.55%(6)      1.35%      1.41%      1.47%      1.66%

Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets               2.90%(5)(6)   1.86%(5)   2.67%(5)(6)(8)      1.52%      1.28%      1.13%   0.89%(7)

Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
(Before
Expense
Waiver)                 2.80%(6)      1.71%      2.52%(6)(8)      1.52%      1.28%      1.13%      0.90%

Portfolio
Turnover Rate                 1%        11%              17%         7%        18%        10%        18%

Net Assets,
End of
Period (in
thousands)               $26,892    $24,558          $19,890    $54,617   $203,215   $174,387   $105,862

(1) Six months ended May 31, 2008 (unaudited).

(2) April 1, 2006 through November 30, 2006. The fund's fiscal year end was changed from March 31 to November 30, resulting in an eight-month annual reporting period. For the years before November 30, 2006, the fund's fiscal year was March 31.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) During the periods ended May 31, 2008, November 30, 2007 and November 30,
2006, the distributor voluntarily waived a portion of its distribution and service fees.

(6) Annualized.

(7) The investment advisor voluntarily agreed to waive fees and absorb certain operating expenses.

(8) Due to cyclical dividends and the eight-month period ended November 30,
2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

------
70

International Value

B Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                         2008(1)       2007          2006(2)       2006       2005      2004       2003
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period                 $11.16     $14.08           $12.51     $10.75      $9.52     $6.14      $8.61
                         -------    -------          -------    -------    -------   -------    -------
Income
From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(3)                  0.10       0.12             0.17       0.10       0.06      0.04       0.01

 Net Realized
 and
 Unrealized
 Gain (Loss)              (0.91)       2.05             1.40       1.93       1.34      3.39     (2.48)
                         -------    -------          -------    -------    -------   -------    -------
 Total From
 Investment
 Operations               (0.81)       2.17             1.57       2.03       1.40      3.43     (2.47)
                         -------    -------          -------    -------    -------   -------    -------
Distributions

 From Net
 Investment
 Income                   (0.12)     (0.37)               --     (0.06)     (0.05)    (0.05)         --

 From Net
 Realized
 Gains                    (0.78)     (4.72)               --     (0.21)     (0.12)        --         --
                         -------    -------          -------    -------    -------   -------    -------
 Total
 Distributions            (0.90)     (5.09)               --     (0.27)     (0.17)    (0.05)         --
                         -------    -------          -------    -------    -------   -------    -------
Net Asset
Value, End
of Period                  $9.45     $11.16           $14.08     $12.51     $10.75     $9.52      $6.14
                         =======    =======          =======    =======    =======   =======    =======

TOTAL
RETURN(4)                (7.35)%     22.51%           12.55%     19.07%     14.69%    55.86%   (28.69)%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses
to Average
Net Assets           2.16%(5)(6)   2.09%(5)      2.09%(5)(6)      2.08%      2.09%     2.11%   2.30%(7)

Ratio of
Operating
Expenses
to Average
Net Assets
(Before
Expense
Waiver)                 2.30%(6)      2.30%         2.30%(6)      2.08%      2.09%     2.11%      2.31%

Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets               2.19%(5)(6)   1.17%(5)   1.98%(5)(6)(8)      0.90%      0.61%     0.52%   0.10%(7)

Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
(Before
Expense
Waiver)                 2.05%(6)      0.96%      1.77%(6)(8)      0.90%      0.61%     0.52%      0.09%

Portfolio
Turnover Rate                 1%        11%              17%         7%        18%       10%        18%

Net Assets,
End of Period
(in thousands)            $3,207     $4,059           $4,313     $4,917     $5,165    $4,491     $3,011

(1) Six months ended May 31, 2008 (unaudited).

(2) April 1, 2006 through November 30, 2006. The fund's fiscal year end was changed from March 31 to November 30, resulting in an eight-month annual reporting period. For the years before November 30, 2006, the fund's fiscal year was March 31.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) During the periods ended May 31, 2008, November 30, 2007 and November 30,
2006, the distributor voluntarily waived a portion of its distribution and service fees.

(6) Annualized.

(7) The investment advisor voluntarily agreed to waive fees and absorb certain operating expenses.

(8) Due to cyclical dividends and the eight-month period ended November 30,
2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

------
71

International Value

C Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                                2008(1)       2007       2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period             $11.37     $14.27        $12.85
                                               --------   --------      --------

Income From Investment Operations

 Net Investment Income (Loss)(3)                   0.14       0.12          0.14

 Net Realized and Unrealized Gain (Loss)         (0.97)       2.07          1.28
                                               --------   --------      --------
 Total From Investment Operations                (0.83)       2.19          1.42
                                               --------   --------      --------
Distributions

 From Net Investment Income                      (0.12)     (0.37)            --

 From Net Realized Gains                         (0.78)     (4.72)            --
                                               --------   --------      --------
 Total Distributions                             (0.90)     (5.09)            --
                                               --------   --------      --------
Net Asset Value, End of Period                    $9.64     $11.37        $14.27
                                               ========   ========      ========

TOTAL RETURN(4)                                 (7.39)%     22.28%        11.05%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                          2.30%(5)      2.30%      2.30%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                          2.05%(5)      0.96%   1.77%(5)(6)

Portfolio Turnover Rate                              1%        11%           17%

Net Assets, End of Period (in thousands)           $550       $222           $41

(1) Six months ended May 31, 2008 (unaudited).

(2) April 3, 2006 (commencement of sale) through November 30, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Due to cyclical dividends and the eight-month period ended November 30,
2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

------
72

International Value

R Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                                2008(1)       2007       2006(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period             $11.42     $14.31        $12.85
                                               --------   --------      --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                   0.11       0.11          0.19

 Net Realized and Unrealized Gain (Loss)         (0.91)       2.14          1.27
                                               --------   --------      --------
 Total From Investment Operations                (0.80)       2.25          1.46
                                               --------   --------      --------
Distributions

 From Net Investment Income                      (0.18)     (0.42)            --

 From Net Realized Gains                         (0.78)     (4.72)            --
                                               --------   --------      --------
 Total Distributions                             (0.96)     (5.14)            --
                                               --------   --------      --------
Net Asset Value, End of Period                    $9.66     $11.42        $14.31
                                               ========   ========      ========

TOTAL RETURN(4)                                 (7.14)%     22.91%        11.36%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                          1.80%(5)      1.80%      1.80%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                          2.55%(5)      1.46%   2.27%(5)(6)

Portfolio Turnover Rate                              1%        11%           17%

Net Assets, End of Period (in thousands)           $164       $202           $28

(1) Six months ended May 31, 2008 (unaudited).

(2) April 3, 2006 (commencement of sale) through November 30, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Due to cyclical dividends and the eight-month period ended November 30,
2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

------
73

ADDITIONAL INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
74

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EAFE GROWTH INDEX is a capitalization-weighted index that monitors the performance of growth stocks from Europe, Australasia, and the Far East.

The MSCI EAFE VALUE INDEX is a capitalization-weighted index that monitors the performance of value stocks from Europe, Australasia, and the Far East.

The MSCI EM (EMERGING MARKETS) INDEX represents the gross performance of stocks in global emerging market countries.

The MSCI EM (EMERGING MARKETS) GROWTH INDEX represents the gross performance of growth stocks in global emerging market countries.

The MSCI EM (EMERGING MARKETS) VALUE INDEX represents the gross performance of value stocks in global emerging market countries.

The MSCI EUROPE INDEX is designed to measure equity market performance in
Europe.

The MSCI JAPAN INDEX is designed to measure equity market performance in Japan.

The MSCI WORLD FREE INDEX represents the performance of stocks in developed countries (including the United States) that are available for purchase by global investors.

------
75

NOTES

------
76

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . . .       1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . . . .       1-800-345-2021 or
                                                                     816-531-5575

INVESTORS USING ADVISORS . . . . . . . . . . . . . . . . .       1-800-378-9878

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS . . . . . . . . . . . . . . . . . . . . .       1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . . . .       1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . . .       1-800-634-4113

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Global Investment Management, Inc.
New York, New York

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

PRSRT STD
U.S. POSTAGE PAID
AMERICAN CENTURY
COMPANIES

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0807
CL-SAN-60825S-SUP

[front cover]

SEMIANNUAL REPORT
MAY 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

INTERNATIONAL STOCK FUND
INTERNATIONAL DISCOVERY FUND
INTERNATIONAL OPPORTUNITIES FUND

PRESIDENT'S LETTER

JONATHAN THOMAS

[photo of Jonathan Thomas]

Dear Investor,

At American Century Investments®, we are committed to helping you reach your financial goals. Your success is the ultimate measure of our performance.
That's why we focus on achieving superior investment results and building long-term relationships with investors like you.

Part of that relationship is to clearly communicate investment results and what influenced them. To help you monitor your investment with us, we take pride in providing you with the semiannual report for the American Century®
International Stock, International Discovery and International Opportunities
funds for the six months ended May 31, 2008. We also recommend
americancentury.com, where we provide company news, quarterly portfolio commentaries, investment views, and other useful information.

As noted on the website, 2008 marks the 50th anniversary of American Century
Investments. Since 1958, we've worked to make wise decisions with your interests as our guide. Fifty years also means that we've met the challenges of previous economic downturns. As we've crossed those hurdles and earned your trust, our assets under management have grown to nearly $100 billion, putting us in the top 5% of our industry. This growth has given us the resources to offer a wide array of financial products and services, including a well-diversified line-up of portfolios that provide you with many choices in these uncertain times.

Though our offerings are diverse, they share several key qualities, including our disciplined investment approach and active, team-based management. Strict adherence to our processes and long-term strategies allows us to stay focused during volatile periods. Investors in our portfolios also benefit from the sum of our investment teams' expertise as they share research and information.

We'll continue to work hard to earn your trust. Thank you for your continued
support.

Sincerely,

/s/Jonathan S. Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      International Equity Total Returns . . . . . . . . . . . . . . . . .      2

INTERNATIONAL STOCK

INTERNATIONAL DISCOVERY

INTERNATIONAL OPPORTUNITIES

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .     45
     Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .     46

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century
Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century
Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities.
Performance information for comparative indices and securities is provided to
American Century Investments by third party vendors. To the best of American
Century Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer}

By Mark On, Chief Investment Officer, International Equity

INTERNATIONAL STOCKS RETREAT

Stock performance in both developed and emerging international stock markets turned negative for the six months ended May 31, 2008. Solid results in April and May were not enough to offset the sharp downturn that occurred from
December 2007 through March 2008. Global credit market woes, rising inflationary pressures and slowing economic growth rates combined to drag down stocks. Soaring prices for oil and other commodities added to investors'
malaise, while a weak U.S. dollar complicated outlooks for companies that rely on exports to the United States.

Meanwhile, strong performance from Latin America helped emerging markets outperform the developed markets during the six months.

CREDIT CRUNCH PROMPTS CENTRAL BANK ACTION

Europe couldn't escape the fallout from the U.S. credit crisis; its large banks were investors and players in the U.S. subprime credit market. But coordinated efforts between the European Central Bank (ECB) and the U.S.
Federal Reserve to inject liquidity and ease conditions in short-term money markets limited the risk of a severe global credit crisis.

RATES DROP IN BRITAIN

In Europe, the euro continued to reach record highs versus the U.S. dollar.
Despite increasingly sluggish economic growth throughout Europe, rising inflation caused the ECB to leave its key interest rate unchanged during the six-month period. On the other hand, the Bank of England responded to slower economic growth by cutting its key rate by 75 basis points.

Japan's economic growth remained positive, but the government scaled back its fiscal-year growth forecast, citing rising raw materials prices and turmoil in the global financial markets as obstacles to economic expansion. Japan's benchmark interest rate remained steady at 0.5%--the lowest among the world's major economies.

VOLATILITY OFFERS OPPORTUNITY

The weak U.S. economy, with its ongoing credit problems, remains an important factor in the outlook for international stocks. Nevertheless, we believe that turbulent times always present the potential for long-term investment gains, and there is no shortage of companies with accelerating earnings that may provide attractive investment opportunities in the months ahead.

International Equity Total Returns
For the six months ended May 31, 2008 (in U.S. dollars)*
MSCI EM Index                                  -1.52%
MSCI EAFE Growth Index                         -3.51%
MSCI Europe Index                              -5.74%
MSCI EAFE Index                                -5.21%
MSCI World Free Index                          -4.07%
MSCI EAFE Value Index                          -6.94%
MSCI Japan Index                               -2.64%

* Total returns for periods less than one year are not annualized.

------
2

PERFORMANCE
International Stock

Total Returns as of May 31, 2008
                                           Average Annual Returns
                                                    Since           Inception
                    6 months(1)   1 year          Inception            Date

INVESTOR CLASS         -2.98%      4.34%           16.45%            3/31/05

MSCI EAFE INDEX        -5.21%     -2.53%           14.82%               --

(1) Total returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

International Stock

Growth of $10,000 Over Life of Class

$10,000 investment made March 31, 2005

One-Year Returns Over Life of Class
Periods ended May 31
                            2005*        2006       2007        2008

Investor Class              -2.10%      25.91%     25.99%      4.34%

MSCI EAFE Index             -2.30%      28.24%     26.84%      -2.53%

* From 3/31/05, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY

International Stock

Portfolio Managers: Alex Tedder and Raj Gandhi

PERFORMANCE SUMMARY

International Stock returned -2.98%* for the six months ended May 31, 2008.
The portfolio's benchmark, the MSCI EAFE Index, returned -5.21%.

The combination of rising inflationary pressures (triggered by soaring oil and food prices), ongoing global credit-market concerns and slowing economic growth rates led to a sharp downturn among most international stock markets.
Overall, our favorable stock selection and effective allocation decisions accounted for the portfolio's outperformance relative to the benchmark.

CANADA LED ALL COUNTRIES

From a geographic perspective, our out-of-benchmark position in Canada made the greatest positive contribution to the portfolio's relative performance, led by holdings in Suncor Energy, an oil and natural gas company, and Research
In Motion, maker of the BlackBerry handheld device. Both stocks were among the portfolio's top contributors for the reporting period. Stock selection in
Germany and Italy also boosted the portfolio's relative performance.

Countries detracting from relative performance included Japan, India and
China. Stock selection was a negative factor in Japan and China, while our small, out-of-benchmark position in India lagged primarily due to poor performance from Bharat Heavy Electricals. The stock of the engineering and manufacturing company declined in the wake of rising raw materials costs.

MATERIALS POSTED TOP RESULTS

The portfolio's materials, health care and energy holdings made the greatest positive contributions to relative performance from a sector perspective. On an absolute basis, these were the only sectors posting positive returns for the reporting period. In particular, our stock picks in the chemicals industry--along with an overweight--generated strong performance for the materials sector. Our position in Germany's K+S AG, a producer of potash for use in fertilizers, represented the fund's top contributor for the reporting period. The company's stock benefited from the extended agriculture boom, greater-than-expected earnings and soaring demand for potash.

Top Ten Holdings as of May 31, 2008
                                  % of net        % of net
                                assets as of    assets as of
                                  5/31/08         11/30/07
ENI SpA                             2.0%            0.4%
Saipem SpA                          1.9%            1.6%
BG Group plc                        1.9%            1.5%
Total SA                            1.9%            1.3%
Tesco plc                           1.8%            1.4%
Julius Baer Holding AG              1.8%            1.7%
Rio Tinto Ltd.                      1.8%            0.7%
Syngenta AG                         1.5%            1.3%
CEZ AS                              1.5%            1.1%
CSL Ltd.                            1.5%            1.0%

* Total returns for periods less than one year are not annualized.

------
5

International Stock

Our health care stocks also were strong contributors to relative performance.
Specifically, overweights to Denmark's Novo Nordisk AS, a pharmaceutical company specializing in insulin treatments for diabetes, and Australia's CSL
Limited, a biotechnology company specializing in vaccines, contributed favorably.

CONSUMER SECTORS LAGGED

Stock selection led to poor relative performance for the portfolio's consumer discretionary and consumer staples sectors. In the discretionary sector, our holdings among specialty retailers and textiles, apparel and luxury goods companies generated disappointing performance. In particular, our positions in
Burberry Group, the high-end British clothing company, and Esprit Holdings, the Hong Kong-based fashion retailer, were among the fund's largest detractors. In the staples sector, poor performance from food and staples retailers, including the United Kingdom's Tesco plc, accounted for the bulk of the decline.

OUTLOOK

International Stock invests in companies located throughout the world, excluding the United States, exhibiting accelerating growth characteristics.
Our analysis indicates the long-term outlook for large-cap growth companies remains positive. The portfolio has broad exposure to high-quality growth companies in numerous markets, and we believe our focus on company fundamentals, rather than economic developments, should help deliver solid long-term performance.

Types of Investments in Portfolio
                                         % of net    % of net
                                        assets as     assets
                                            of        as of
                                         5/31/08     11/30/07

Foreign Common Stocks & Rights            98.5%       99.9%

Temporary Cash Investments                 1.0%         --

Other Assets and Liabilities(1)            0.5%        0.1%

(1) Includes securities lending collateral and other assets and liabilities.

Investments by Country as of May 31, 2008
                                      % of net      % of net
                                       assets        assets
                                       as of         as of
                                      5/31/08       11/30/07
United Kingdom                         19.8%         13.6%
Japan                                  12.4%         15.5%
Switzerland                             9.5%         10.8%
France                                  8.5%          8.6%
Germany                                 7.8%         10.0%
Australia                               5.3%          5.4%
Italy                                   4.9%          2.7%
Spain                                   3.6%          3.9%
Canada                                  3.1%          3.7%
Hong Kong                               3.0%          1.5%
Denmark                                 2.7%          2.2%
Belgium                                 2.3%          2.1%
Greece                                  2.1%          1.7%
Other Countries                        13.5%         18.2%
Cash and Equivalents(2)                 1.5%          0.1%

(2) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
6

SCHEDULE OF INVESTMENTS
International Stock
MAY 31, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks & Rights -- 98.5%

AUSTRALIA -- 5.3%
    43,013  BHP Billiton Ltd.                                          $ 1,789,487
   137,157  Boart Longyear Group                                           271,536
    52,912  CSL Ltd.                                                     2,014,081
    24,514  QBE Insurance Group Ltd.                                       573,000
    17,786  Rio Tinto Ltd.(1)                                            2,347,453
                                                                       -----------
                                                                         6,995,557
                                                                       -----------
BELGIUM -- 2.3%
    11,033  KBC Groupe                                                   1,361,280
    64,746  SES SA Fiduciary Depositary Receipt                          1,712,331
                                                                       -----------
                                                                         3,073,611
                                                                       -----------
BERMUDA -- 0.8%
    43,993  Aquarius Platinum Ltd.                                         720,622
    10,502  Seadrill Ltd.                                                  342,812
                                                                       -----------
                                                                         1,063,434
                                                                       -----------
BRAZIL -- 1.6%
    65,100  Bolsa de Mercadorias e Futuros - BM&F SA                       745,508
    17,100  Net Servicos de Comunicacao SA(2)                              244,256
    53,000  Redecard SA                                                  1,115,224
                                                                       -----------
                                                                         2,104,988
                                                                       -----------
CANADA -- 3.1%
     8,014  EnCana Corp.                                                   724,225
     4,202  Potash Corp. of Saskatchewan                                   834,648
    10,446  Research In Motion Ltd.(2)                                   1,450,636
    15,559  Suncor Energy Inc.                                           1,062,012
                                                                       -----------
                                                                         4,071,521
                                                                       -----------
CZECH REPUBLIC -- 1.5%
    24,385  CEZ AS                                                       2,014,788
                                                                       -----------
DENMARK -- 2.7%
    29,298  Novo Nordisk AS B Shares                                     1,906,276
    12,504  Vestas Wind Systems AS(2)                                    1,721,021
                                                                       -----------
                                                                         3,627,297
                                                                       -----------
FINLAND -- 0.6%
    29,062  Nokia Oyj                                                      837,774
                                                                       -----------
FRANCE -- 8.5%
     7,113  ALSTOM Co.                                                   1,792,975
    33,181  AXA SA                                                       1,172,283
    10,240  Carrefour SA                                                   717,982
    10,308  Groupe Danone                                                  902,354
     2,479  Lafarge SA                                                     448,327

Shares                                                                       Value

     3,296  Schneider Electric SA                                        $ 414,001
     3,320  Societe Generale(1)                                            345,017
     1,327  Societe Generale - new shares(2)                               135,838
    17,627  Suez SA                                                      1,313,529
    28,485  Total SA(1)                                                  2,485,579
     6,637  Ubisoft Entertainment SA(2)                                    643,259
    11,358  Vinci SA(1)                                                    855,741
                                                                       -----------
                                                                        11,226,885
                                                                       -----------
GERMANY -- 7.8%
    12,934  adidas AG                                                      911,903
     4,387  BASF SE                                                        657,711
    10,348  Deutsche Boerse AG(1)                                        1,484,754
    20,957  Fresenius Medical Care AG & Co. KGaA(1)                      1,167,832
    25,919  GEA Group AG                                                 1,009,264
     3,571  K+S AG                                                       1,674,067
     9,422  Linde AG(1)                                                  1,415,798
     8,000  Q-Cells AG(2)                                                  972,624
     6,730  SGL Carbon AG(2)                                               500,459
     4,299  Siemens AG                                                     487,686
                                                                       -----------
                                                                        10,282,098
                                                                       -----------
GREECE -- 2.1%
    18,793  Coca-Cola Hellenic Bottling Co. SA                             854,284
    34,783  National Bank of Greece SA                                   1,975,105
                                                                       -----------
                                                                         2,829,389
                                                                       -----------
HONG KONG -- 3.0%
    43,000  China Mobile Ltd.                                              632,033
    31,200  Esprit Holdings Ltd.                                           364,634
    43,100  Hang Seng Bank Ltd.                                            873,207
   244,000  Li & Fung Ltd.                                                 922,401
    67,045  Melco PBL Entertainment (Macau) Ltd. ADR(2)                    797,165
    22,000  Sun Hung Kai Properties Ltd.                                   353,531
                                                                       -----------
                                                                         3,942,971
                                                                       -----------
INDIA -- 0.7%
     4,116  Bharat Heavy Electricals Ltd.                                  162,360
    22,346  Bharti Airtel Ltd.(2)                                          464,278
     3,723  Housing Development Finance Corp. Ltd.                         227,199
                                                                       -----------
                                                                           853,837
                                                                       -----------
IRELAND -- 0.2%
    18,928  Anglo Irish Bank Corp. plc                                     247,349
                                                                       -----------

------
7

International Stock

Shares                                                                       Value

ITALY -- 4.9%
    65,066  ENI SpA                                                    $ 2,650,022
    19,905  Fiat SpA(1)                                                    443,436
    27,587  Finmeccanica SpA                                               836,025
    54,432  Saipem SpA                                                   2,499,750
                                                                       -----------
                                                                         6,429,233
                                                                       -----------
JAPAN -- 12.4%
    17,800  Canon, Inc.                                                    960,474
        93  Central Japan Railway Co.                                      908,392
    14,900  Daikin Industries Ltd.                                         768,668
     5,300  Daito Trust Construction Co., Ltd.                             272,916
     5,900  Fanuc Ltd.                                                     640,635
     3,400  FAST RETAILING CO. LTD.                                        294,054
    39,210  iShares MSCI Japan Index Fund                                  532,080
    21,000  Japan Steel Works Ltd. (The)                                   436,131
    96,000  Kobe Steel Ltd.                                                315,903
    24,600  Konami Corp.                                                   898,151
    52,000  Kuraray Co. Ltd.                                               656,349
    86,000  Marubeni Corp.                                                 766,619
    17,600  Mitsubishi Corp.                                               607,530
    33,000  Mitsubishi Electric Corp.                                      373,343
    76,000  Mitsui O.S.K. Lines, Ltd.                                    1,146,666
     3,600  Nintendo Co., Ltd.                                           1,980,085
    23,000  Shiseido Co., Ltd.                                             563,822
    11,200  Sony Corp.                                                     560,797
       302  Sony Financial Holdings Inc.                                 1,234,348
    25,000  Sumitomo Realty & Development Co. Ltd.                         640,114
    14,800  Terumo Corp.                                                   736,842
    16,900  Toyota Motor Corp.                                             860,626
     2,880  Yamada Denki Co. Ltd.                                          223,681
                                                                       -----------
                                                                        16,378,226
                                                                       -----------
LUXEMBOURG -- 0.8%
     8,654  Millicom International Cellular SA(1)                        1,002,652
                                                                       -----------
MALAYSIA -- 0.1%
    66,700  Bumiputra - Commerce Holdings Bhd                              195,571
                                                                       -----------
NETHERLANDS -- 0.9%
    27,134  ASML Holding N.V.                                              811,744
    21,924  Koninklijke KPN N.V.                                           399,054
                                                                       -----------
                                                                         1,210,798
                                                                       -----------
NORWAY -- 1.9%
    33,649  Aker Solutions ASA                                             949,959
    59,580  Norsk Hydro ASA(1)                                             946,140
     7,836  Yara International ASA                                         594,533
                                                                       -----------
                                                                         2,490,632
                                                                       -----------

Shares                                                                       Value

PEOPLE'S REPUBLIC OF CHINA -- 1.3%
   148,000  China Communications Construction Co. Ltd. H Shares          $ 325,452
   307,500  China Merchants Bank Co., Ltd. H Shares                      1,101,374
     4,722  Ctrip.com International, Ltd. ADR                              275,670
                                                                       -----------
                                                                         1,702,496
                                                                       -----------
RUSSIAN FEDERATION -- 0.9%
     4,338  OAO LUKOIL                                                     485,422
   199,159  Sberbank                                                       720,956
                                                                       -----------
                                                                         1,206,378
                                                                       -----------
SINGAPORE -- 0.5%
    38,000  Keppel Corp. Ltd.                                              338,262
    24,000  United Overseas Bank Ltd.                                      355,712
                                                                       -----------
                                                                           693,974
                                                                       -----------
SOUTH KOREA -- 0.5%
       995  Samsung Electronics                                            717,039
                                                                       -----------
SPAIN -- 3.6%
    71,511  Banco Santander SA                                           1,489,633
    61,741  Cintra Concesiones de Infraestructuras de Transporte
            SA(1)                                                          949,939
    19,486  Gamesa Corporacion Tecnologica SA                            1,008,559
    45,989  Telefonica SA                                                1,320,007
                                                                       -----------
                                                                         4,768,138
                                                                       -----------
SWEDEN -- 0.8%
     6,847  Oriflame Cosmetics SA SDR                                      486,250
   218,817  Telefonaktiebolaget LM Ericsson Cl B                           595,321
                                                                       -----------
                                                                         1,081,571
                                                                       -----------
SWITZERLAND -- 9.5%
    43,597  ABB Ltd.(2)                                                  1,415,878
    12,148  Actelion Ltd.(2)                                               663,561
    15,503  Compagnie Financiere Richemont SA Cl A                         965,778
    28,956  Julius Baer Holding AG                                       2,369,026
     3,874  Nestle SA                                                    1,904,302
    22,886  Novartis AG                                                  1,201,812
     4,955  Roche Holding AG                                               854,032
       507  SGS SA(1)                                                      761,521
     3,367  Sonova Holding AG(1)                                           305,988
     6,681  Syngenta AG                                                  2,034,546
       504  UBS AG(2)                                                       12,134
       504  UBS AG Rights(2)                                                   672
                                                                       -----------
                                                                        12,489,250
                                                                       -----------

------
8

International Stock

Shares                                                                       Value

TAIWAN (REPUBLIC OF CHINA) -- 0.4%
   260,000  AU Optronics Corp.                                           $ 499,268
                                                                       -----------
UNITED KINGDOM -- 19.8%
    15,274  Admiral Group plc                                              263,808
    67,912  AMEC plc                                                     1,122,513
    18,845  Anglo American plc                                           1,276,186
    99,371  BG Group plc                                                 2,491,794
    30,302  British American Tobacco plc                                 1,133,162
    37,160  Burberry Group plc                                             368,014
    58,745  Cadbury plc                                                    784,241
    85,084  Capita Group plc                                             1,140,078
   148,967  Compass Group plc                                            1,106,470
    56,543  GlaxoSmithKline plc                                          1,247,061
    95,130  HSBC Holdings plc(1)                                         1,605,503
    40,417  ICAP plc                                                       493,132
   114,230  International Power plc                                      1,005,705
    10,310  Johnson Matthey plc                                            411,483
   129,846  Man Group plc                                                1,597,125
    32,429  Reckitt Benckiser Group plc                                  1,910,263
    57,285  Reed Elsevier plc                                              721,634
    57,479  Scottish and Southern Energy plc                             1,675,853
    28,364  Standard Chartered plc                                       1,053,948
   292,874  Tesco plc                                                    2,402,176
   136,671  TUI Travel plc                                                 661,195
   513,014  Vodafone Group plc                                           1,648,666
                                                                       -----------
                                                                        26,120,010
                                                                       -----------
TOTAL COMMON STOCKS & RIGHTS
(Cost $104,716,687)                                                    130,156,735
                                                                       -----------

Principal Amount                                                             Value

Temporary Cash Investments -- 1.0%

          $1,300,000  FHLB Discount Notes, 1.90%, 6/2/08(3)
(Cost $1,299,931)                                                       $1,300,000
                                                                      ------------

Temporary Cash Investments - Securities Lending Collateral(4) -- 8.5%

Repurchase Agreement, Barclays Capital Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 5/30/08, due 6/2/08 (Delivery
value $2,500,479)                                                        2,500,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.35%, dated 5/30/08, due
6/2/08 (Delivery value $2,500,490)                                       2,500,000

Repurchase Agreement, Credit Suisse Securities USA LLC,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.35%, dated 5/30/08, due
6/2/08 (Delivery value $1,234,917)                                       1,234,675

Repurchase Agreement, Deutsche Bank Securities Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 5/30/08, due
6/2/08 (Delivery value $2,427,258)                                       2,426,793

Repurchase Agreement, Lehman Brothers Inc./Lehman Brothers
Commercial Paper Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the lending agent),
2.30%, dated 5/30/08, due 6/2/08 (Delivery value $2,500,479)             2,500,000
                                                                      ------------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $11,161,468)                                                      11,161,468
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 108.0%
(Cost $117,178,086)                                                    142,618,203
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- (8.0)%                                (10,592,121)
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $132,026,082
                                                                      ============

------
9

International Stock

Market Sector Diversification
(as a % of net assets)

Financials                      17.9%
Industrials                     16.1%
Materials                       12.6%
Energy                          10.4%
Consumer Discretionary           8.9%
Consumer Staples                 8.8%
Health Care                      7.6%
Information Technology           7.1%
Utilities                        4.6%
Telecommunication Services       4.1%
Diversified                      0.4%
Cash and Equivalents*            1.5%

*Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

MSCI = Morgan Stanley Capital International

SDR = Swedish Depositary Receipt

(1) Security, or a portion thereof, was on loan as of May 31, 2008.

(2) Non-income producing.

(3) The rate indicated is the yield to maturity at purchase.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
10

PERFORMANCE
International Discovery

Total Returns as of May 31, 2008
                                             Average Annual Returns
                    6                              10         Since     Inception
                    months(1)    1 year   5 years   years   Inception      Date

INVESTOR CLASS        -5.20%     2.43%    26.52%   13.49%     16.35%      4/1/94

MSCI AC WORLD
EX-US MID CAP
GROWTH INDEX(2)       -4.55%     -3.15%   23.17%    6.93%     N/A(3)        --

S&P/CITIGROUP EMI
GROWTH WORLD EX-US    -5.17%     -7.44%   22.35%    7.93%    7.23%(4)       --

Institutional
Class                 -5.12%     2.67%    26.76%   13.70%     16.17%      1/2/98

Advisor Class         -5.25%     2.27%    26.23%   13.21%     13.82%     4/28/98

(1) Total returns for periods less than one year are not annualized.

(2) In February of 2008, the fund's benchmark changed from the S&P/Citigroup
EMI Growth World ex-US to the MSCI AC World ex-US Mid Cap Growth Index. The
fund's investment advisor believes this index better represents the fund's portfolio composition.

(3) Benchmark data first available June 1994.

(4) Since 3/31/94, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
11

International Discovery

Growth of $10,000 Over 10 Years

$10,000 investment made May 31, 1998

One-Year Returns Over 10 Years
Periods ended May 31
                 1999      2000       2001     2002      2003       2004      2005       2006      2007      2008

Investor
Class           -0.37%    63.12%    -20.05%   -7.80%    -8.75%     40.25%     9.25%     58.75%    30.29%    2.43%

MSCI AC
World
ex-US
Mid Cap
Growth
Index           -0.41%    25.69%    -30.23%   -9.66%    -12.63%    39.90%    16.88%     35.21%    32.39%    -3.15%

S&P/
Citigroup
EMI Growth
World
ex-US           -1.85%    21.21%    -21.65%   -8.01%    -8.73%     42.23%    18.57%     35.69%    29.45%    -7.44%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
12

PORTFOLIO COMMENTARY
International Discovery

Portfolio Managers: Mark Kopinski and Brian Brady

PERFORMANCE SUMMARY

International Discovery returned -5.20%* for the six months ended May 31,
2008. The portfolio's benchmark, the MSCI AC World ex-US Mid Cap Growth Index, returned -4.55%.

The combination of rising inflationary pressures (triggered by soaring oil and food prices), ongoing global credit-market concerns and slowing economic growth rates led to a sharp downturn among most international stock markets.
Overall, our stock selection accounted for the portfolio's underperformance relative to the benchmark.

CHINA LED DETRACTORS

From a regional perspective, investments in China, Japan and Australia represented the biggest detractors from relative performance. Equities in
China struggled, as signs of strength in the Chinese yuan versus the U.S.
dollar stoked concerns regarding future corporate profits. In addition, a glut of initial public offerings helped sap broader demand for equities. A portfolio holding caught in the downdraft was advertising company Focus Media, which also faced charges of spamming wireless phone users. We subsequently exited our position.

Japan's Ngk Insulators, a manufacturer of electrical insulators and industrial ceramic products, was the portfolio's largest detractor for the reporting period. The stock declined on sagging profit and sales forecasts.

On a positive note, stock selection led to good relative results in the United
Kingdom, Korea and Germany. In addition, an underweight in Korea and an overweight in Germany helped performance. Our position in Germany's K+S AG, a producer of potash for use in fertilizers, represented the fund's top contributor for the reporting period. The company's stock benefited from the extended agriculture boom, greater-than-expected earnings and soaring demand for potash.

Top Ten Holdings as of May 31, 2008
                                          % of net   % of net
                                           assets     assets
                                           as of       as of
                                          5/31/08    11/30/07
Lonza Group AG                              2.7%       1.9%
CSL Ltd.                                    2.6%       3.1%
FLSmidth & Co. AS B Shares                  2.5%       1.9%
Nokian Renkaat Oyj                          2.2%       1.8%
Millicom International Cellular SA          2.1%       2.0%
Japan Steel Works Ltd. (The)                2.0%       1.3%
Tecnicas Reunidas SA                        2.0%       1.6%
Fugro N.V. CVA                              1.8%       1.4%
United Internet AG                          1.8%       1.5%
K+S AG                                      1.8%       1.2%

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

------
13

International Discovery

FINANCIALS LAGGED

On an absolute basis, most sectors in the benchmark and portfolio generated negative returns during the reporting period. Stock selection in the financials, consumer discretionary and utilities sectors led to lagging results for the portfolio. Within the beleaguered financials sector, the diversified financial services industry accounted for the bulk of the performance shortfall, with our overweight position in Australia's Babcock &
Brown Limited leading the decline. In the consumer discretionary sector, stock selection in the media industry was the primary performance detractor.

The portfolio realized positive absolute and relative performance in the materials, health care and energy sectors. In the materials sector, stock selection and an overweight in the chemicals industry contributed strongly to performance. In particular, surging worldwide crop prices served as a catalyst for agrichemical companies, including K+S AG and Australia's Incitec Pivot.
Our health care stocks also were strong contributors to relative performance.
Specifically, our out-of-benchmark position in Australia's CSL Limited, a biotechnology company specializing in vaccines, contributed favorably due to strong profits and soaring royalties for its cervical cancer vaccine, Gardasil.

OUTLOOK

We remain committed to our investment strategy of seeking the stocks of small-
to mid-sized foreign companies we believe have a high likelihood of growing earnings and revenues at an improving rate. We select these stocks with the assistance of extensive company-level research that focuses on identifying accelerating growth characteristics.

Types of Investments in Portfolio
                                         % of net    % of net
                                          assets      assets
                                          as of       as of
                                         5/31/08     11/30/07

Foreign Common Stocks                     98.5%       96.9%

Temporary Cash Investments                 1.4%        3.6%

Other Assets and Liabilities(1)            0.1%       (0.5)%

(1) Includes securities lending collateral and other assets and liabilities.

Investments by Country as of May 31, 2008
                                      % of net      % of net
                                       assets        assets
                                       as of         as of
                                      5/31/08       11/30/07
Japan                                  15.0%         10.6%
United Kingdom                         12.3%         15.1%
Canada                                  9.2%          5.6%
Germany                                 8.1%          6.6%
Australia                               5.7%         12.4%
Switzerland                             5.3%          4.0%
Netherlands                             3.4%          1.4%
Hong Kong                               3.3%          2.5%
Bermuda                                 3.3%          0.6%
Denmark                                 2.9%          1.9%
Spain                                   2.8%          3.5%
Greece                                  2.6%          1.5%
Italy                                   2.6%          1.4%
Finland                                 2.2%          2.2%
Norway                                  2.1%          2.8%
Luxembourg                              2.1%          2.0%
Other Countries                        15.6%         22.8%
Cash and Equivalents(2)                 1.5%          3.1%

(2) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
14

SCHEDULE OF INVESTMENTS
International Discovery

MAY 31, 2008 (UNAUDITED

Shares                                                                       Value

Common Stocks -- 98.5%

AUSTRALIA -- 5.7%
    7,384,700  Boart Longyear Group                                    $14,619,869
    1,251,500  CSL Ltd.                                                 47,637,997
       67,600  Incitec Pivot Ltd.                                       11,249,559
    1,846,200  OneSteel Ltd.                                            12,748,395
    5,551,000  Oxiana Ltd.(1)                                           16,404,737
                                                                     -------------
                                                                       102,660,557
                                                                     -------------
AUSTRIA -- 0.5%
      140,500  Andritz AG                                                9,505,864
                                                                     -------------
BELGIUM -- 0.3%
       27,600  Bekaert SA                                                4,431,561
                                                                     -------------
BERMUDA -- 3.3%
    1,433,900  Aquarius Platinum Ltd.                                   23,487,840
       85,100  Central European Media Enterprises Ltd. Cl A(2)           9,052,938
      826,200  Seadrill Ltd.                                            26,969,298
                                                                     -------------
                                                                        59,510,076
                                                                     -------------
BRAZIL -- 1.7%
      841,000  GVT Holding SA(2)                                        19,220,495
      471,300  Lojas Renner SA                                          11,642,792
                                                                     -------------
                                                                        30,863,287
                                                                     -------------
CANADA -- 9.2%
      176,000  Agnico-Eagle Mines Ltd.                                  12,463,234
      256,100  Agrium Inc.                                              22,388,262
      310,800  Fording Canadian Coal Trust                              24,864,000
      512,500  Gildan Activewear Inc.(2)                                15,141,049
      575,400  Oilexco Inc.(2)                                           9,099,133
      626,300  Open Text Corp.(1)(2)                                    22,490,433
      249,100  Petrobank Energy & Resources Ltd.(2)                     14,392,612
    1,101,100  Precision Drilling Trust                                 29,349,366
      203,900  Timminco Ltd.(2)                                          6,259,953
      202,800  TSX Group Inc.                                            9,184,128
                                                                     -------------
                                                                       165,632,170
                                                                     -------------
CAYMAN ISLANDS(3)
        9,762  Herbalife Ltd.                                              376,227
                                                                     -------------
DENMARK -- 2.9%
      375,200  FLSmidth & Co. AS B Shares(1)                            44,990,824
      143,500  Genmab AS(2)                                              7,690,920
                                                                     -------------
                                                                        52,681,744
                                                                     -------------
FINLAND -- 2.2%
      764,700  Nokian Renkaat Oyj                                       39,282,038
                                                                     -------------

Shares                                                                       Value

FRANCE -- 1.6%
      206,500  Nexans SA                                               $28,170,592
                                                                     -------------
GERMANY -- 8.1%
      113,100  ElringKlinger AG(2)                                      12,773,946
       67,500  K+S AG                                                   31,643,638
      324,800  Kloeckner & Co. AG                                       19,600,252
      258,800  SGL Carbon AG(2)                                         19,245,005
      263,500  SolarWorld AG(1)                                         13,601,376
    1,497,300  United Internet AG                                       32,797,243
      116,600  Vossloh AG(1)                                            16,887,839
                                                                     -------------
                                                                       146,549,299
                                                                     -------------
GREECE -- 2.6%
    1,052,700  Intralot SA                                              19,947,008
      804,000  Piraeus Bank SA                                          27,016,908
                                                                     -------------
                                                                        46,963,916
                                                                     -------------
HONG KONG -- 3.3%
    3,722,500  Kingboard Chemical Holdings Ltd.                         17,220,656
    7,275,000  Link Real Estate Investment Trust (The)                  18,235,162
    5,820,000  Melco International Development Ltd.                      7,308,981
    9,916,000  Pacific Basin Shipping Ltd. (Acquired
               5/8/08-5/30/08, Cost $17,339,681)(4)                     17,179,914
                                                                     -------------
                                                                        59,944,713
                                                                     -------------
INDIA -- 0.7%
      394,100  Sun Pharmaceutical Industries Ltd.(2)                    13,112,051
                                                                     -------------
IRELAND -- 1.4%
      341,700  ICON plc ADR(2)                                          24,089,850
                                                                     -------------
ITALY -- 2.6%
      140,300  Danieli & C. Officine Meccaniche SpA                      5,816,755
      408,100  ERG SpA(1)                                                9,332,753
    1,180,800  Prysmian SpA                                             31,228,499
                                                                     -------------
                                                                        46,378,007
                                                                     -------------
JAPAN -- 15.0%
      465,000  AEON Mall Co., Ltd.                                      15,036,984
      698,000  Capcom Co. Ltd.                                          23,167,377
      610,500  Hosiden Corp.                                            13,113,158
      404,900  iShares MSCI Japan Index Fund                             5,494,493
    1,754,000  Japan Steel Works Ltd. (The)                             36,427,312

------
15

International Discovery
       Shares                                                                Value

      665,000  JGC Corp.                                               $14,662,162
        5,513  Jupiter Telecommunications Co.(2)                         4,647,754
    1,480,000  Kawasaki Kisen Kaisha, Ltd.                              16,350,877
      596,300  Konami Corp.                                             21,771,029
    1,532,000  Kuraray Co. Ltd.                                         19,337,051
      241,400  Kurita Water Industries Ltd.                              8,905,130
      270,200  Mitsumi Electric Co., Ltd.                                7,840,797
      171,700  Nitori Co. Ltd.                                           8,987,994
    3,953,000  Oki Electric Industry Co., Ltd.(2)                        6,935,088
      251,700  Shimano Inc.                                             12,030,043
    1,586,000  Tokyo Steel Manufacturing Co. Ltd.                       21,973,883
    1,768,000  Tokyo Tatemono Co. Ltd.                                  15,039,318
      238,800  Toyo Tanso Co. Ltd.(1)                                   18,433,685
                                                                     -------------
                                                                       270,154,135
                                                                     -------------
LUXEMBOURG -- 2.1%
      328,600  Millicom International Cellular SA(1)                    38,071,596
                                                                     -------------
MALAYSIA -- 0.6%
    4,908,250  KNM Group Bhd                                            10,528,499
                                                                     -------------
NETHERLANDS -- 3.4%
      213,600  ASML Holding N.V. New York Shares                         6,399,456
      375,500  Fugro N.V. CVA                                           33,069,600
      412,400  Qiagen N.V.(2)                                            8,186,442
      327,100  SBM Offshore N.V.(1)                                     12,986,349
                                                                     -------------
                                                                        60,641,847
                                                                     -------------
NORWAY -- 2.1%
    2,194,500  Pronova BioPharma AS(2)                                   7,443,067
    1,326,600  Sevan Marine ASA(2)                                      21,131,659
      339,900  Subsea 7 Inc.(2)                                          9,729,135
                                                                     -------------
                                                                        38,303,861
                                                                     -------------
PEOPLE'S REPUBLIC OF CHINA -- 1.2%
    4,862,000  China High Speed Transmission Equipment Group Co.,
               Ltd.(2)                                                   8,535,782
    7,595,500  KWG Property Holding Ltd.                                 7,241,642
    6,425,500  Sino-Ocean Land Holdings Ltd.                             5,722,681
                                                                     -------------
                                                                        21,500,105
                                                                     -------------
SINGAPORE -- 1.7%
   16,414,320  Noble Group Ltd.                                         30,139,033
                                                                     -------------
SOUTH KOREA -- 1.1%
      254,800  Hyundai Steel Co.                                        20,493,032
                                                                     -------------

Shares                                                                       Value

SPAIN -- 2.8%
      506,100  Enagas                                                  $16,101,098
      421,800  Tecnicas Reunidas SA                                     35,270,441
                                                                     -------------
                                                                        51,371,539
                                                                     -------------
SWEDEN -- 1.1%
      593,000  SSAB Svenskt Stal AB Series A                            20,562,131
                                                                     -------------
SWITZERLAND -- 5.3%
      116,847  Basilea Pharmaceutica AG(2)                              18,716,141
      349,000  Lonza Group AG                                           48,336,467
       56,800  Orascom Development Holding AG(2)                         8,771,149
       65,900  Sulzer AG                                                 8,855,352
      367,400  Temenos Group AG(2)                                      11,294,044
                                                                     -------------
                                                                        95,973,153
                                                                     -------------
TAIWAN (REPUBLIC OF CHINA) -- 1.8%
    9,282,000  Quanta Computer Inc.                                     14,649,766
   19,475,000  Yuanta Financial Holding Co., Ltd.(2)                    18,122,236
                                                                     -------------
                                                                        32,772,002
                                                                     -------------
THAILAND -- 1.1%
    7,171,100  Bank of Ayudhya PCL(2)                                    5,903,275
      905,000  Banpu PCL                                                13,368,210
       89,500  Banpu PCL NVDR                                            1,322,050
                                                                     -------------
                                                                        20,593,535
                                                                     -------------
UNITED ARAB EMIRATES -- 0.8%
    1,370,821  Lamprell plc                                             14,254,722
                                                                     -------------
UNITED KINGDOM -- 12.3%
    1,980,600  Aggreko plc                                              23,714,381
      855,900  AVEVA Group plc                                          25,276,642
      275,400  Dana Petroleum plc(2)                                     9,982,371
      282,700  Expro International Group plc                             9,048,693
    2,415,400  Ferrexpo plc                                             18,407,143
      253,600  Homeserve plc                                             9,172,099
    1,046,700  Imperial Energy Corp. plc(2)                             20,317,347
      453,900  Intertek Group plc                                        9,197,176
      191,700  Johnson Matthey plc                                       7,650,959
      690,300  Rotork plc                                               15,518,596
    2,954,500  Serco Group plc                                          26,129,083
    1,797,900  VT Group plc                                             23,289,597
      888,000  Wellstream Holdings plc(2)                               23,973,285
                                                                     -------------
                                                                       221,677,372
                                                                     -------------
TOTAL COMMON STOCKS
(Cost $1,406,303,182)                                                1,777,188,514
                                                                     -------------

------
16

International Discovery

Principal Amount                                                             Value

Temporary Cash Investments -- 1.4%

            $25,300,000  FHLB Discount Notes, 1.90%, 6/2/08(5)         $25,300,000
(Cost $25,298,665)
                                                                     -------------

Temporary Cash Investments - Securities
Lending Collateral(6) -- 5.3%

Repurchase Agreement, Barclays Capital Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 5/30/08, due 6/2/08
(Delivery value $22,504,313)                                            22,500,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.35%, dated 5/30/08,
due 6/2/08 (Delivery value $18,003,525)                                 18,000,000

Repurchase Agreement, Credit Suisse Securities USA LLC,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.35%, dated 5/30/08,
due 6/2/08 (Delivery value $20,003,917)                                 20,000,000

Repurchase Agreement, Deutsche Bank Securities Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 5/30/08,
due 6/2/08 (Delivery value $18,003,450)                                 18,000,000

Repurchase Agreement, Lehman Brothers Inc./Lehman Brothers
Commercial Paper Inc., (collateralized by various U.S.
Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 5/30/08, due 6/2/08 (Delivery value
$17,818,427)                                                            17,815,012
                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $96,315,012)                                                      96,315,012
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 105.2%
(Cost $1,527,916,859)                                                1,898,803,526
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (5.2)%                                (94,451,739)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $1,804,351,787
                                                                    ==============

Market Sector Diversification
(as a % of net assets)

Industrials                                 26.3%
Materials                                   16.1%
Energy                                      14.9%
Information Technology                      12.1%
Health Care                                  9.7%
Consumer Discretionary                       7.9%
Financials                                   5.7%
Telecommunication Services                   3.2%
Real Estate Investment Trusts (REITs)        1.4%
Utilities                                    0.9%
Diversified                                  0.3%
Cash and Equivalents*                        1.5%

*Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

CVA = Certificaten Van Aandelen

FHLB = Federal Home Loan Bank

MSCI = Morgan Stanley Capital International

NVDR = Non-Voting Depositary Receipt

(1) Security, or a portion thereof, was on loan as of May 31, 2008.

(2) Non-income producing.

(3) Investments in country were less than 0.05% of total net assets.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2008 was $17,179,914, which represented 1.0% of total net assets.

(5) The rate indicated is the yield to maturity at purchase.

(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
17

PERFORMANCE
International Opportunities

Total Returns as of May 31, 2008
                                             Average Annual Returns
                             6         1                    Since     Inception
                         months(1)   year     5 years     Inception      Date

INVESTOR CLASS            -13.03%   -9.36%     28.63%      21.15%       6/1/01

MSCI AC WORLD EX-US
SMALL CAP GROWTH
INDEX(2)                  -5.92%    -5.56%     23.24%     13.19%(3)       --

S&P/CITIGROUP EMI
GROWTH WORLD EX-US        -5.17%    -7.44%     22.35%     12.65%(3)       --

Institutional Class       -13.00%   -9.27%     28.90%      29.44%       1/9/03

(1) Total returns for periods less than one year are not annualized.

(2) In February of 2008, the fund's benchmark changed from the S&P/Citigroup
EMI Growth World ex-US to the MSCI AC World ex-US Small Cap Growth Index. The
fund's investment advisor believes this index better represents the fund's portfolio composition.

(3) Since 5/31/01, the date nearest the Investor Class's inception for which data is available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
18

International Opportunities

Growth of $10,000 Over Life of Class

$10,000 investment made June 1, 2001

One-Year Returns Over Life of Class
Periods ended May 31
                      2002*     2003      2004      2005      2006      2007      2008

Investor
Class                 15.00%   -5.48%    62.50%    22.00%    46.95%    33.53%    -9.36%

MSCI AC
World
ex-US
Small Cap
Growth Index          -7.33%   -9.59%    42.23%    18.57%    37.89%    29.43%    -5.56%

S&P/Citigroup
EMI Growth
World ex-US           -8.01%   -8.73%    42.23%    18.57%    35.69%    29.45%    -7.44%

* From 6/1/01, the Investor Class's inception date. Index data from 5/31/01, the date nearest the Investor Class's inception for which data are available.
Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
19

PORTFOLIO COMMENTARY
International Opportunities

Portfolio Managers: Federico Laffan and Trevor Gurwich

PERFORMANCE SUMMARY

International Opportunities returned -13.03%* for the six months ended May 31,
2008. The portfolio's benchmark, the MSCI AC World ex-US Small Cap Growth
Index returned -5.92%.

The combination of rising inflationary pressures (triggered by soaring oil and food prices), ongoing global credit-market concerns and slowing economic growth rates led to a sharp downturn among most international stock markets.
The first quarter of 2008 was a particularly challenging period for the portfolio, as liquidity concerns and higher energy costs caused market sentiment to turn quickly. Investors indiscriminately sold the quality-growth names that had performed strongly in the second half of 2007, and replaced them with market laggards. Such periods of market transition have proven to be challenging for our investment style.

HONG KONG STOCKS LAG

Hong Kong, Australia and Canada represented the largest detractors from relative performance from a regional perspective. Stock selection was negative in each market, while an overweight in Hong Kong and underweights in Australia and Canada added to the negative results. Australia's Bradken Limited, a manufacturer of mining and freight components, Hong Kong's Midland Holdings, a property brokerage and leasing company, and Canada's Jaguar Mining, a gold mining operation, were among the largest detractors from the fund's relative performance.

The portfolio realized positive relative performance from Spain, Italy and
Korea, with stock selection driving the positive results. Blood plasma processor Grifols SA of Spain was among the portfolio's top contributors, due to improved margins and cash flow and the announcement it would build 10 new plasma collection centers in the United States.

SECTOR RETURNS BROADLY NEGATIVE

Sector results were negative for the benchmark and the portfolio during the reporting period, with the health care, financials and consumer staples sectors representing the largest detractors from the fund's relative performance. In each sector, stock selection was the primary culprit.

Top Ten Holdings as of May 31, 2008
                                          % of net   % of net
                                           assets     assets
                                            as of      as of
                                           5/31/08   11/30/07
Grifols SA                                  2.6%       1.8%
Smit Internationale N.V.                    2.1%       1.1%
Songa Offshore ASA                          2.1%        --
Hosiden Corp.                               1.9%       2.2%
Mount Gibson Iron Ltd.                      1.9%       1.6%
TREVI - Finanziaria Industriale SpA         1.8%        --
Vossloh AG                                  1.8%       0.5%
Tubacex SA                                  1.8%       1.9%
So-net Entertainment Corp.                  1.7%       1.4%
PT Timah Tbk                                1.7%       0.2%

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

------
20

International Opportunities

Southern Cross Healthcare Group, a United Kingdom-based provider of care homes for the elderly, was the portfolio's poorest-performing security for the reporting period. The company's stock price slid on higher operating costs. In the financials sector, the diversified financial services industry was the worst performer, led by our overweighted position in Japanese financial market operator Osaka Securities Exchange. The company sought to expand its footprint by acquiring Jasdaq Securities Exchange, but negotiations stopped in late
March when Jasdaq officials announced their opposition to the deal.

On an absolute basis, only the portfolio's telecommunication services sector posted a positive return. Relative to the benchmark, telecommunication services and information technology were the only positive contributors to performance. Germany's Wire Card AG, a provider of electronic payment and risk management applications, was among the portfolio's top contributors for the reporting period. The company's stock advanced on growing revenues and earnings and due to a significant increase in the company's core business and successful new-product launches.

OUTLOOK

We remain committed to our investment strategy of seeking the stocks of small, high-quality foreign companies that have a high likelihood of growing earnings and revenues at an improving rate. Although the portfolio recently has underperformed, its strong long-term results versus its peers and benchmark remain intact. History indicates previous periods of strong underperformance have led to attractive opportunities. We hope to take advantage of such opportunities by selectively adding exposure to companies in which we believe fundamentals remain solid.

Types of Investments in Portfolio
                                         % of net    % of net
                                          assets      assets
                                          as of       as of
                                         5/31/08     11/30/07
Foreign Common Stocks                     98.3%       96.9%
Foreign Preferred Stocks                    --         0.6%
TOTAL EQUITY EXPOSURE                     98.3%       97.5%

Temporary Cash Investments                 0.5%        2.1%

Other Assets and Liabilities(1)            1.2%        0.4%

(1) Includes securities lending collateral and other assets and liabilities.

Investments by Country as of May 31, 2008
                                       % of net     % of net
                                        assets       assets
                                         as of        as of
                                        5/31/08     11/30/07
United Kingdom                           14.3%        11.0%
Japan                                    13.2%        11.5%
Canada                                   6.6%         5.7%
Germany                                  6.5%         6.7%
Spain                                    6.0%         4.7%
Australia                                5.4%         5.2%
Italy                                    5.2%         0.9%
Netherlands                              4.7%         2.8%
Norway                                   4.1%         3.7%
France                                   3.8%         3.3%
Sweden                                   2.7%         1.1%
Indonesia                                2.2%         2.3%
Taiwan (Republic of China)               2.1%         0.9%
Other Countries                          21.5%        37.7%
Cash and Equivalents(2)                  1.7%         2.5%

(2) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
21

SCHEDULE OF INVESTMENTS
International Opportunities

MAY 31, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 98.3%

AUSTRALIA -- 5.4%
    1,023,980  Mount Gibson Iron Ltd.(1)                                $3,202,424
      127,595  Nufarm Ltd.                                               2,056,260
    1,460,426  Pan Australian Resources Ltd.(1)                          1,487,540
      353,076  Platinum Australia Ltd.(1)                                  918,495
      164,420  Western Areas NL(1)(2)                                    1,583,520
                                                                      ------------
                                                                         9,248,239
                                                                      ------------
BELGIUM -- 1.2%
       20,980  EVS Broadcast Equipment SA(2)                             1,979,530
                                                                      ------------
BERMUDA -- 0.7%
       75,582  Aquarius Platinum Ltd.                                    1,238,063
                                                                      ------------
BRAZIL -- 1.6%
        1,600  Brasil Brokers Participacoes SA(1)                        1,612,091
      110,800  Drogasil SA                                               1,027,880
                                                                      ------------
                                                                         2,639,971
                                                                      ------------
BRITISH VIRGIN ISLANDS -- 0.9%
      136,851  Playtech Ltd.                                             1,490,834
                                                                      ------------
CANADA -- 6.6%
      114,636  5N Plus Inc.(1)                                           1,228,923
       27,547  AG Growth Income Fund                                       798,030
       69,687  Alamos Gold Inc.(1)                                         464,370
      241,281  Compton Petroleum Corp.(1)                                2,756,594
      197,240  Gran Tierra Energy Inc.(1)                                1,131,681
       27,333  Labrador Iron Ore Royalty Income Fund                     1,582,009
        7,699  Major Drilling Group International Inc.(1)                  426,237
       18,562  Petrobank Energy & Resources Ltd.(1)(2)                   1,072,484
      129,267  Trinidad Drilling Ltd.                                    1,808,657
                                                                      ------------
                                                                        11,268,985
                                                                      ------------
DENMARK -- 0.6%
       14,255  East Asiatic Co. Ltd. AS (The)                            1,061,277
                                                                      ------------
FINLAND -- 0.8%
       19,203  Outotec Oyj                                               1,312,071
                                                                      ------------
FRANCE -- 3.8%
      138,152  Altran Technologies SA(1)                                 1,259,449
        7,478  bioMerieux                                                  805,738
       48,262  Etablissements Maurel et Prom                             1,205,804

Shares                                                                       Value

       12,743  Nexans SA                                                $1,738,392
       16,467  Sechilienne-Sidec                                         1,391,298
          150  Virbac SA                                                    13,892
                                                                      ------------
                                                                         6,414,573
                                                                      ------------
GERMANY -- 6.5%
       15,678  Bauer AG                                                  1,645,367
       25,643  Demag Cranes AG                                           1,482,018
       22,134  Medion AG(2)                                                471,744
       26,260  Nordex AG(1)                                              1,194,532
       12,716  Stada Arzneimittel AG(2)                                    833,823
       20,712  Vossloh AG(2)                                             2,999,837
      126,881  Wire Card AG(1)                                           2,487,099
                                                                      ------------
                                                                        11,114,420
                                                                      ------------
GREECE -- 1.8%
      509,756  Alapis SA                                                 1,665,357
       25,016  Sarantis SA                                                 467,008
       84,680  Thessaloniki Water Supply and Sewerage Co. SA               885,270
                                                                      ------------
                                                                         3,017,635
                                                                      ------------
HONG KONG -- 1.0%
      910,000  Huabao International Holdings Ltd.                          921,247
      722,000  Peace Mark Holdings Ltd.                                    832,698
                                                                      ------------
                                                                         1,753,945
                                                                      ------------
INDIA -- 1.4%
       56,916  Everest Kanto Cylinder Ltd.(1)                              424,845
       93,064  ICSA India Ltd.(1)                                          896,094
       41,595  Tulip Telecom Ltd.                                        1,011,461
                                                                      ------------
                                                                         2,332,400
                                                                      ------------
INDONESIA -- 2.2%
    2,136,000  PT Sampoerna Agro Tbk                                       928,696
      792,000  PT Timah Tbk(1)                                           2,886,570
                                                                      ------------
                                                                         3,815,266
                                                                      ------------
IRELAND -- 0.5%
      145,736  United Drug plc                                             879,679
                                                                      ------------
ISRAEL -- 0.8%
       67,427  Delek Automotive Systems Ltd.                             1,260,455
                                                                      ------------
ITALY -- 5.2%
       58,276  Ansaldo STS SpA                                             895,721
      181,456  Astaldi SpA                                               1,697,981
       65,991  Danieli & C. Officine Meccaniche SpA                      1,729,857
      220,441  Maire Tecnimont SpA                                       1,443,778
      117,132  TREVI - Finanziaria Industriale SpA                       3,006,666
                                                                      ------------
                                                                         8,774,003
                                                                      ------------

------
22

International Opportunities
Shares                                                                       Value

JAPAN -- 13.2%
       78,000  Capcom Co. Ltd.                                          $2,588,905
      151,400  Hosiden Corp.(2)                                          3,251,976
          315  Kakaku.com, Inc.                                          1,795,306
       14,500  Mandom Corp.                                                378,141
      151,000  Nippon Synthetic Chemical Industry Co., Ltd. (The)          860,607
      220,000  Nisshin Oillio Group, Ltd. (The)                          1,022,286
          304  Osaka Securities Exchange Co. Ltd.(2)                     1,703,784
      106,500  Shinko Plantech Co. Ltd.(2)                               1,799,744
          753  So-net Entertainment Corp.                                2,949,161
      205,000  Tokai Carbon Co. Ltd.(2)                                  2,389,237
       13,772  Toyo Tanso Co. Ltd.(2)                                    1,063,102
       68,500  Tsumura & Co.                                             1,688,952
       41,500  Yushin Precision Equipment Co., Ltd.                        948,459
                                                                      ------------
                                                                        22,439,660
                                                                      ------------
MALAYSIA -- 1.6%
    1,437,800  Alliance Financial Group Bhd                              1,393,423
      318,400  Asiatic Development Bhd                                     815,654
      415,400  IJM Plantations Bhd                                         505,147
                                                                      ------------
                                                                         2,714,224
                                                                      ------------
NETHERLANDS -- 4.7%
       57,420  Draka Holding N.V.                                        2,218,022
        8,236  Koninklijke Vopak N.V.                                      599,893
       31,468  Smit Internationale N.V.                                  3,519,847
      132,759  Super De Boer N.V.(1)                                       883,962
       29,919  Unit 4 Agresso N.V.                                         810,814
                                                                      ------------
                                                                         8,032,538
                                                                      ------------
NORWAY -- 4.1%
      500,549  Deep Sea Supply plc                                       2,011,735
       61,579  Golden Ocean Group Ltd.(2)                                  406,849
       61,401  ODIM ASA(1)                                               1,056,313
      219,489  Songa Offshore ASA(1)(2)                                  3,485,523
                                                                      ------------
                                                                         6,960,420
                                                                      ------------
PAPUA-NEW GUINEA -- 0.6%
       81,071  New Britain Palm Oil Ltd.                                   987,551
                                                                      ------------
PEOPLE'S REPUBLIC OF CHINA -- 0.6%
      144,500  Li Ning Co. Ltd.                                            406,453
    1,544,000  Shenzhen Investment Ltd.                                    637,105
                                                                      ------------
                                                                         1,043,558
                                                                      ------------
SINGAPORE -- 1.6%
      923,000  Straits Asia Resources Ltd.(2)                            2,772,627
                                                                      ------------

Shares                                                                       Value

SOUTH AFRICA -- 1.5%
    2,665,097  Merafe Resources Ltd.(1)                                 $1,331,628
      131,014  Northam Platinum Ltd.(2)                                  1,178,829
                                                                      ------------
                                                                         2,510,457
                                                                      ------------
SOUTH KOREA -- 1.1%
        5,209  MegaStudy Co., Ltd.                                       1,813,588
                                                                      ------------
SPAIN -- 6.0%
      152,068  Grifols SA                                                4,367,123
       28,166  Prosegur Cia de Seguridad SA                              1,241,360
      263,603  Tubacex SA                                                2,997,737
       69,811  Viscofan SA                                               1,646,451
                                                                      ------------
                                                                        10,252,671
                                                                      ------------
SWEDEN -- 2.7%
      126,026  Intrum Justitia AB                                        2,195,465
       44,575  Kungsleden AB(2)                                            414,273
       28,050  Oriflame Cosmetics SA SDR                                 1,992,015
                                                                      ------------
                                                                         4,601,753
                                                                      ------------
SWITZERLAND -- 1.6%
        1,213  Bank Sarasin & Compagnie AG B Shares                         59,684
        5,449  Bucher Industries AG                                      1,425,489
        1,181  Galenica Holding AG                                         420,248
       13,538  PSP Swiss Property AG                                       834,926
                                                                      ------------
                                                                         2,740,347
                                                                      ------------
TAIWAN (REPUBLIC OF CHINA) -- 2.1%
      113,000  Huaku Development Co., Ltd.(1)                              427,291
      233,000  Hung Poo Real Estate Development Corp.                      370,042
    1,311,000  Tung Ho Steel Enterprise Corp.                            2,737,312
                                                                      ------------
                                                                         3,534,645
                                                                      ------------
THAILAND -- 1.6%
    1,134,800  BEC World PCL                                             1,047,669
   11,698,600  Quality Houses PCL                                          936,032
    1,004,500  TISCO Bank PCL                                              744,990
                                                                      ------------
                                                                         2,728,691
                                                                      ------------
UNITED KINGDOM -- 14.3%
      314,791  888 Holdings plc                                            916,555
      825,226  Aegis Group plc                                           2,051,328
       77,555  ASOS plc(1)                                                 497,323
      217,952  Babcock International Group plc                           2,693,792
       35,532  Chemring Group plc                                        1,720,748
      146,993  Connaught plc                                             1,239,567
       92,186  Croda International plc                                   1,203,287
       15,927  Dana Petroleum plc(1)                                       577,303
                                                                      ------------

------
23

International Opportunities

Shares                                                                       Value

       91,877  Hikma Pharmaceuticals plc                                 $ 864,864
      133,560  IG Group Holdings plc                                     1,011,213
      431,586  International Personal Finance plc                        2,203,356
       76,107  Intertek Group plc                                        1,542,123
      317,090  John Wood Group plc                                       2,801,149
       96,246  MITIE Group plc                                             440,366
      198,762  Regal Petroleum plc(1)                                    1,133,821
       44,293  Shaftesbury plc                                             401,809
       39,843  Wellstream Holdings plc(1)                                1,075,639
       95,572  WSP Group plc                                             1,075,221
      172,919  Xchanging Ltd.                                              839,983
                                                                      ------------
                                                                        24,289,447
                                                                      ------------
TOTAL COMMON STOCKS
(Cost $138,912,456)                                                    167,023,523
                                                                      ------------

Principal Amount

Temporary Cash Investments -- 0.5%

   $900,000  FHLB Discount Notes, 1.90%, 6/2/08(3)                         900,000
(Cost $899,953)
                                                                      ------------

Temporary Cash Investments - Securities Lending Collateral(4) -- 11.5%

Repurchase Agreement, Barclays Capital Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 5/30/08, due 6/2/08 (Delivery
value $4,000,767)                                                        4,000,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.35%, dated 5/30/08, due
6/2/08 (Delivery value $4,000,783)                                       4,000,000

Repurchase Agreement, Credit Suisse Securities USA LLC,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.35%, dated 5/30/08, due
6/2/08 (Delivery value $4,816,376)                                       4,815,433

Repurchase Agreement, Deutsche Bank Securities Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 5/30/08, due
6/2/08 (Delivery value $2,726,075)                                       2,725,553

                                                                             Value

Repurchase Agreement, Lehman Brothers Inc./Lehman Brothers
Commercial Paper Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the lending agent),
2.30%, dated 5/30/08, due 6/2/08 (Delivery value $4,000,767)           $ 4,000,000
                                                                      ------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $19,540,986)                                                      19,540,986
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 110.3%
(Cost $159,353,395)                                                    187,464,509
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- (10.3)%                               (17,448,068)
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $170,016,441
                                                                      ============

Market Sector Diversification
(as a % of net assets)
Industrials                                 25.5%
Materials                                   17.6%
Energy                                      13.9%
Information Technology                      12.7%
Consumer Staples                             7.9%
Financials                                   6.8%
Consumer Discretionary                       6.0%
Health Care                                  5.8%
Utilities                                    1.3%
Telecommunication Services                   0.6%
Real Estate Investment Trusts (REITs)        0.2%
Cash and Equivalents*                        1.7%

*Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Notes to Schedule of Investments

FHLB = Federal Home Loan Bank

SDR = Swedish Depositary Receipt

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of May 31, 2008.

(3) The rate indicated is the yield to maturity at purchase.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------

24

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
25

                                                    Expenses Paid
                      Beginning        Ending       During Period*    Annualized
                       Account     Account Value      12/1/07 -         Expense
                    Value 12/1/07     5/31/08          5/31/08          Ratio*
International Stock

ACTUAL

Investor Class         $1,000         $970.20           $7.44            1.51%

HYPOTHETICAL

Investor Class         $1,000        $1,017.45          $7.62            1.51%

International Discovery

ACTUAL

Investor Class         $1,000         $948.00           $6.57            1.35%

Institutional
Class                  $1,000         $948.80           $5.60            1.15%

Advisor Class          $1,000         $947.50           $7.79            1.60%

HYPOTHETICAL

Investor Class         $1,000        $1,018.25          $6.81            1.35%

Institutional
Class                  $1,000        $1,019.25          $5.81            1.15%

Advisor Class          $1,000        $1,017.00          $8.07            1.60%

International Opportunities

ACTUAL

Investor Class         $1,000         $869.70           $8.60            1.84%

Institutional
Class                  $1,000         $870.00           $7.67            1.64%

HYPOTHETICAL

Investor Class         $1,000        $1,015.80          $9.27            1.84%

Institutional
Class                  $1,000        $1,016.80          $8.27            1.64%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
26

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008 (UNAUDITED)
                                   International    International    International
                                           Stock        Discovery    Opportunities

ASSETS

Investment securities, at
value (cost of $106,016,618,
$1,431,601,847 and
$139,812,409, respectively) -
including $10,663,580,
$97,173,340 and $18,616,215
of securities on loan,
respectively                        $131,456,735   $1,802,488,514     $167,923,523

Investments made with cash
collateral received for
securities on loan, at value
(cost of $11,161,468,
$96,315,012 and $19,540,986,
respectively)                         11,161,468       96,315,012       19,540,986
                                   -------------   --------------    -------------
Total investment securities,
at value
(cost of $117,178,086,
$1,527,916,859 and
$159,353,395, respectively)          142,618,203    1,898,803,526      187,464,509

Cash                                     188,678        1,402,014               --

Cash collateral received for
securities on loan                            --        2,105,000               --

Foreign currency holdings, at
value (cost of $78,
$5,106,331 and $114,613,
respectively)                                 78        5,120,837          114,595

Receivable for investments
sold                                   1,164,682       20,928,996        4,476,629

Dividends and interest
receivable                               461,064        3,554,320          822,997
                                   -------------   --------------    -------------
                                     144,432,705    1,931,914,693      192,878,730
                                   -------------   --------------    -------------

LIABILITIES

Disbursements in excess of
demand deposit cash                           --               --           46,789

Payable for collateral
received for securities on
loan                                  11,161,468       98,420,012       19,540,986

Payable for investments
purchased                              1,078,222       27,139,832        3,003,807

Accrued management fees                  166,933        1,999,392          270,707

Distribution and service fees
payable                                       --            3,670               --
                                   -------------   --------------    -------------
                                      12,406,623      127,562,906       22,862,289
                                   -------------   --------------    -------------

NET ASSETS                          $132,026,082   $1,804,351,787     $170,016,441
                                  ==============   ==============    =============

See Notes to Financial Statements.

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27

MAY 31, 2008 (UNAUDITED)
                                International      International     International
                                        Stock          Discovery     Opportunities

NET ASSETS CONSIST OF:

Capital (par value and
paid-in surplus)                 $108,055,790     $1,493,265,826      $151,560,839

Undistributed net
investment income                     670,393          3,495,139           852,679
Accumulated net realized
loss on investment and
foreign currency
transactions                      (2,139,038)       (63,277,125)      (10,496,039)

Net unrealized
appreciation on
investments and
translation of assets and
liabilities in foreign
currencies                         25,438,937        370,867,947        28,098,962
                                -------------    ---------------    --------------
                                 $132,026,082     $1,804,351,787      $170,016,441
                               ==============    ===============    ==============

INVESTOR CLASS, $0.01 PAR
VALUE

Net assets                       $132,026,082     $1,636,606,703      $164,254,933

Shares outstanding                  8,663,230        122,783,978        22,241,446

Net asset value per share              $15.24             $13.33             $7.39

INSTITUTIONAL CLASS, $0.01
PAR VALUE

Net assets                                N/A       $149,113,784        $5,761,508

Shares outstanding                        N/A         11,061,206           775,659

Net asset value per share                 N/A             $13.48             $7.43

ADVISOR CLASS, $0.01 PAR
VALUE

Net assets                                N/A        $18,631,300               N/A

Shares outstanding                        N/A          1,426,026               N/A

Net asset value per share                 N/A             $13.07               N/A

See Notes to Financial Statements.

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28

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)
                                International     International      International
                                        Stock         Discovery      Opportunities

INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign
taxes withheld of $183,104,
$1,250,403 and $190,260,
respectively)                      $1,751,505       $14,637,539         $2,279,311

Interest                               12,798           420,703             79,971

Securities lending, net                30,796           338,174            163,155
                                -------------    --------------     --------------
                                    1,795,099        15,396,416          2,522,437
                                -------------    --------------     --------------

EXPENSES:

Management fees                       968,977        11,607,026          1,649,526

Distribution and service
fees -- Advisor Class                      --            12,681                 --

Directors' fees and expenses            1,416            19,258              2,031

Other expenses                          7,001             9,822              1,795
                                -------------    --------------     --------------
                                      977,394        11,648,787          1,653,352
                                -------------    --------------     --------------

NET INVESTMENT INCOME (LOSS)          817,705         3,747,629            869,085
                                -------------    --------------     --------------

REALIZED AND UNREALIZED
GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions
(net of foreign taxes
accrued of $(416), $1,154
and $-, respectively)             (6,770,623)     (107,491,039)       (15,820,410)

Foreign currency
transactions                        5,231,510        48,653,273          6,935,998
                                -------------    --------------     --------------
                                  (1,539,113)      (58,837,766)        (8,884,412)
                                -------------    --------------     --------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION)
ON:

Investments (net of foreign
taxes accrued of $12,541,
$571,796 and $55,966,
respectively)                     (4,068,089)      (31,773,137)       (17,625,372)

Translation of assets and
liabilities in foreign
currencies                          (308,810)      (13,127,822)        (2,652,689)
                                -------------    --------------     --------------
                                  (4,376,899)      (44,900,959)       (20,278,061)
                                -------------    --------------     --------------

NET REALIZED AND UNREALIZED
GAIN (LOSS)                       (5,916,012)     (103,738,725)       (29,162,473)
                                -------------    --------------     --------------

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS                       $(5,098,307)     $(99,991,096)      $(28,293,388)
                                =============    ==============     ==============

See Notes to Financial Statements.

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29

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2007

                             International Stock           International Discovery

Increase
(Decrease) in Net
Assets                       2008           2007             2008             2007

OPERATIONS

Net investment
income (loss)           $ 817,705    $ 1,071,359      $ 3,747,629      $ 5,449,656

Net realized gain
(loss)                (1,539,113)      5,989,515     (58,837,766)      430,556,176

Change in net
unrealized
appreciation
(depreciation)        (4,376,899)     17,434,439     (44,900,959)       35,680,142
                     ------------   ------------   --------------   --------------
Net increase
(decrease) in net
assets resulting
from operations       (5,098,307)     24,495,313     (99,991,096)      471,685,974
                     ------------   ------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net
investment income:

 Investor
 Class                (1,082,682)      (320,168)      (6,356,563)               --

 Institutional
 Class                         --             --        (874,387)               --

 Advisor
 Class                         --             --          (6,979)               --

From net
realized gains:

 Investor
 Class                (5,805,544)             --    (394,844,373)    (348,487,918)

 Institutional
 Class                         --             --     (32,915,911)     (25,425,423)

 Advisor
 Class                         --             --      (1,442,399)          (2,581)
                     ------------   ------------   --------------   --------------
Decrease in net
assets from
distributions         (6,888,226)      (320,168)    (436,440,612)    (373,915,922)
                     ------------   ------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS

Net increase
(decrease) in net
assets from
capital share
transactions            (799,438)     30,456,260      434,231,499      255,971,291
                     ------------   ------------   --------------   --------------

NET INCREASE
(DECREASE) IN NET
ASSETS               (12,785,971)     54,631,405    (102,200,209)      353,741,343

NET ASSETS

Beginning of
period                144,812,053     90,180,648    1,906,551,996    1,552,810,653
                     ------------   ------------   --------------   --------------

End of period        $132,026,082   $144,812,053   $1,804,351,787   $1,906,551,996
                     ============   ============   ==============   ==============

Undistributed net
investment income        $670,393       $934,954       $3,495,139       $6,986,593
                     ============   ============   ==============   ==============

See Notes to Financial Statements.

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30

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2007
                                                       International Opportunities
Increase (Decrease) in Net Assets                              2008           2007

OPERATIONS

Net investment income (loss)                              $ 869,085      $ 410,877

Net realized gain (loss)                                (8,884,412)     49,869,818

Change in net unrealized appreciation
(depreciation)                                         (20,278,061)      7,884,112
                                                       ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                        (28,293,388)     58,164,807
                                                       ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                         (1,005,979)       (45,647)

 Institutional Class                                       (33,311)        (2,514)

From net realized gains:

 Investor Class                                        (48,940,313)   (52,245,138)

 Institutional Class                                    (1,080,457)      (352,248)
                                                       ------------   ------------
Decrease in net assets from distributions              (51,060,060)   (52,645,547)
                                                       ------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from capital
share transactions                                       32,699,716     29,319,513
                                                       ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS                  (46,653,732)     34,838,773
                                                       ------------   ------------

NET ASSETS

Beginning of period                                     216,670,173    181,831,400
                                                       ------------   ------------

End of period                                          $170,016,441   $216,670,173
                                                       ============   ============

Undistributed net investment income                        $852,679     $1,022,884
                                                       ============   ============

See Notes to Financial Statements.

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31

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Stock Fund
(International Stock), International Discovery Fund (International Discovery)
and International Opportunities Fund (International Opportunities)
(collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds'
investment objective is to seek capital growth. The funds pursue their objective by investing primarily in equity securities of foreign companies.
International Stock primarily invests in securities of issuers in developed foreign countries that are large-sized companies. International Discovery primarily invests in securities of issuers in developed or emerging market countries that are small- to medium-sized companies at the time of purchase.
International Opportunities primarily invests in securities of issuers in developed or emerging market countries that are small-sized companies at the time of purchase. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- International Stock is authorized to issue the Investor
Class. International Discovery is authorized to issue the Investor Class, the
Institutional Class and the Advisor Class. International Opportunities is
authorized to issue the Investor Class and the Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

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32

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

REDEMPTION -- International Stock may impose a 2.00% redemption fee on shares held less than 60 days. International Discovery and International
Opportunities may impose a 2.00% redemption fee on shares held less than 180 days. These fees may not be applicable to all classes. These redemption fees are recorded as a reduction in the cost of shares redeemed. These redemption fees are retained by the funds and help cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

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33

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACGIM (the investment advisor), under which ACGIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACGIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century
Investments family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for International
Stock ranges from 1.10% to 1.50% for the Investor Class. The annual management fee schedule for International Discovery ranges from 1.20% to 1.75% for the
Investor Class and the Advisor Class. The annual management fee schedule for
International Opportunities ranges from 1.60% to 2.00% for the Investor Class.
The Institutional Class is 0.20% less at each point within the range.

The effective annual management fee for each class of each fund for the six months ended May 31, 2008, was as follows:

                                   Investor   Institutional    Advisor

International Stock                 1.50%          N/A           N/A

International Discovery             1.35%         1.15%         1.35%

International Opportunities         1.84%         1.64%          N/A

ACGIM has entered into a Subadvisory Agreement with ACIM (the subadvisor) on behalf of the funds. The subadvisor makes investment decisions for the cash portion of the funds in accordance with the funds' investment objectives, policies and restrictions under the supervision of ACGIM and the Board of
Directors. ACGIM pays all costs associated with retaining ACIM as the subadvisor of the funds.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Individual Shareholder Services Plan (the plan) for the
Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS)
an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended May 31, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACGIM, the corporation's subadvisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American
Century Services, LLC.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM).
JPMIM is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a securities lending agreement with
JPMorgan Chase Bank (JPMCB). Prior to December 12, 2007, the funds had a bank line of credit agreement with JPMCB. JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

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34

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2008, were as follows:

                              International      International     International
                                      Stock          Discovery     Opportunities

Purchases                       $66,606,569     $1,534,082,884      $174,355,745

Proceeds from sales             $75,335,514     $1,501,228,908      $189,320,245

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                            Six months ended                     Year ended
                              May 31, 2008                   November 30, 2007

                           Shares             Amount         Shares             Amount

International Stock

INVESTOR
CLASS/SHARES
AUTHORIZED             50,000,000                       100,000,000
                      ===========                       ===========

Sold                      841,475       $ 12,424,647      4,667,303       $ 69,025,896

Issued in
reinvestment of
distributions             450,577          6,757,448         22,704            314,002

Redeemed              (1,387,814)    (19,981,533)(1)    (2,576,619)    (38,883,638)(2)
                      -----------    ---------------    -----------    ---------------
Net increase
(decrease)               (95,762)          (799,438)      2,113,388         30,456,260
                      ===========    ===============    ===========    ===============

International Discovery

INVESTOR
CLASS/SHARES
AUTHORIZED            400,000,000                       400,000,000
                      ===========                       ===========
Sold                    9,012,028        120,955,669      8,720,352        151,608,309

Issued in
reinvestment of
distributions          28,325,967        386,169,151     22,034,751        328,726,897

Redeemed             (10,134,881)   (134,620,642)(3)   (15,512,121)   (258,448,133)(4)
                      -----------    ---------------    -----------    ---------------
                       27,203,114        372,504,178     15,242,982        221,887,073
                      -----------    ---------------    -----------    ---------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED             75,000,000                        75,000,000
                      ===========                       ===========
Sold                    2,781,189         36,915,290      1,808,129         31,398,024
Issued in
reinvestment of
distributions           2,453,486         33,751,832      1,690,068         25,425,423

Redeemed              (2,014,149)    (26,102,722)(5)    (1,485,143)    (25,231,865)(6)
                      -----------    ---------------    -----------    ---------------
                        3,220,526         44,564,400      2,013,054         31,591,582
                      -----------    ---------------    -----------    ---------------
ADVISOR
CLASS/SHARES
AUTHORIZED              5,000,000                         5,000,000
                      ===========                       ===========
Sold                    1,250,021         16,622,724        141,592          2,568,299

Issued in
reinvestment of
distributions             109,343          1,447,972            177              2,581

Redeemed                 (71,270)       (907,775)(7)        (4,218)        (78,244)(8)
                      -----------    ---------------    -----------    ---------------
                        1,288,094         17,162,921        137,551          2,492,636
                      -----------    ---------------    -----------    ---------------
Net increase
(decrease)             31,711,734       $434,231,499     17,393,587       $255,971,291
                      ===========    ===============    ===========    ===============

(1) Net of redemption fees of $13,011.

(2) Net of redemption fees of $30,038.

(3) Net of redemption fees of $239,877.

(4) Net of redemption fees of $101,600.

(5) Net of redemption fees of $20,710.

(6) Net of redemption fees of $22,764.

(7) Net of redemption fees of $5,166.

(8) Net of redemption fees of $1,595.

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35

                           Six months ended                  Year ended
                             May 31, 2008                 November 30, 2007

                            Shares         Amount         Shares            Amount

International Opportunities

INVESTOR
CLASS/SHARES
AUTHORIZED             100,000,000                   100,000,000
                      ============                  ============
Sold                       696,847     $5,025,002        108,195       $ 1,144,613

Issued in
reinvestment of
distributions            6,031,614     48,303,707      5,744,532        51,241,065

Redeemed               (3,139,526)   (23,592,572)    (2,526,820)   (26,038,993)(1)
                      ------------   ------------   ------------   ---------------
                         3,588,935     29,736,137      3,325,907        26,346,685
                      ------------   ------------   ------------   ---------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED              10,000,000                    10,000,000
                      ============                  ============
Sold                       242,328      1,849,811        261,114         2,618,066

Issued in
reinvestment of
distributions              138,903      1,113,768         40,239           354,762
                      ------------   ------------   ------------   ---------------
                           381,231      2,963,579        301,353         2,972,828
                      ------------   ------------   ------------   ---------------
Net increase
(decrease)               3,970,166    $32,699,716      3,627,260       $29,319,513
                      ============   ============   ============   ===============

(1) Net of redemption fees of $610.

5. SECURITIES LENDING

As of May 31, 2008, securities in International Stock, International Discovery and International Opportunities valued at $10,663,580, $97,173,340 and
$18,616,215, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM or ACGIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total market value of all collateral received, at this date, was $11,161,468,
$98,420,012 and $19,540,986, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. FAIR VALUE MEASUREMENTS

The funds' securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

------
36

The following is a summary of the valuation inputs used to determine the fair value of the funds' securities as of May 31, 2008:

                                                                          Value of
Fund/Valuation Inputs                                        Investment Securities

INTERNATIONAL STOCK

Level 1 -- Quoted Prices                                                $4,782,428
Level 2 -- Other Significant Observable Inputs                         137,835,775
Level 3 -- Significant Unobservable Inputs                                      --
                                                                    --------------
                                                                      $142,618,203
                                                                    ==============

INTERNATIONAL DISCOVERY

Level 1 -- Quoted Prices                                              $153,227,255
Level 2 -- Other Significant Observable Inputs                       1,745,576,271
Level 3 -- Significant Unobservable Inputs                                      --
                                                                    --------------
                                                                    $1,898,803,526
                                                                    ==============

INTERNATIONAL OPPORTUNITIES

Level 1 -- Quoted Prices                                                        --
Level 2 -- Other Significant Observable Inputs                        $187,464,509
Level 3 -- Significant Unobservable Inputs                                      --
                                                                    --------------
                                                                      $187,464,509
                                                                    ==============

7. BANK LINE OF CREDIT

Effective December 12, 2007, the funds, along with certain other funds managed by ACIM or ACGIM, have a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. Prior to December 12, 2007, the funds, along with certain other funds managed by ACIM or ACGIM, had a $500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the
Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended May 31, 2008.

8. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.
Investing in emerging markets may accentuate these risks.

9. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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37

As of May 31, 2008, the components of investments for federal income tax purposes were as follows:

                                    International    International   International
                                            Stock        Discovery   Opportunities

Federal tax cost of investments      $117,702,232   $1,534,701,201    $160,170,244
                                    =============   ==============   =============
Gross tax appreciation of
investments                           $26,608,507     $389,020,528     $30,146,497

Gross tax depreciation of
investments                           (1,692,536)     (24,918,203)     (2,852,232)
                                    -------------   --------------   -------------
Net tax appreciation
(depreciation) of investments         $24,915,971     $364,102,325     $27,294,265
                                    =============   ==============   =============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

As of November 30, 2007, International Stock had capital loss deferrals of
$(233,039) and International Discovery had currency loss deferrals of
$(377,932). These capital and currency loss deferrals represent net capital and foreign currency losses incurred in the one-month period ended November
30, 2007. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

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38

FINANCIAL HIGHLIGHTS
International Stock

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                            2008(1)      2007      2006    2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period         $16.53    $13.57    $10.84     $10.00
                                           --------  --------   -------   --------
Income From Investment Operations

 Net Investment Income (Loss)                  0.09      0.13      0.06    0.06(3)

 Net Realized and
 Unrealized Gain (Loss)                      (0.60)      2.88      2.74       0.78
                                           --------  --------   -------   --------
 Total From Investment Operations            (0.51)      3.01      2.80       0.84
                                           --------  --------   -------   --------
Distributions

 From Net Investment Income                  (0.12)    (0.05)    (0.08)         --

 From Net Realized Gains                     (0.66)        --        --         --
                                           --------  --------   -------   --------
 Total Distributions                         (0.78)    (0.05)    (0.08)         --
                                           --------  --------   -------   --------
Redemption Fees(3)                            --(4)     --(4)      0.01         --
                                           --------  --------   -------   --------
Net Asset Value, End of Period               $15.24    $16.53    $13.57     $10.84
                                           ========  ========   =======   ========

TOTAL RETURN(5)                             (2.98)%    22.22%    26.07%      8.40%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets                                 1.51%(6)     1.50%     1.50%   1.50%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      1.27%(6)     0.83%     0.40%   0.91%(6)

Portfolio Turnover Rate                         52%      103%      109%       109%

Net Assets, End of Period (in thousands)   $132,026  $144,812   $90,181    $20,342

(1) Six months ended May 31, 2008 (unaudited).

(2) March 31, 2005 (fund inception) through November 30, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(6) Annualized.

See Notes to Financial Statements.

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39

International Discovery

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)

                          2008(1)         2007        2006         2005         2004         2003

PER-SHARE DATA

Net Asset Value,
Beginning of Period        $18.40       $18.01      $15.94       $15.11       $12.75        $9.32
                         --------     --------    --------     --------     --------     --------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(2)                   0.03         0.05      (0.02)         0.14       (0.01)         0.03

 Net Realized
 and
 Unrealized
 Gain (Loss)               (0.99)         4.60        5.00         2.97         2.40         3.42
                         --------     --------    --------     --------     --------     --------
 Total From
 Investment
 Operations                (0.96)         4.65        4.98         3.11         2.39         3.45
                         --------     --------    --------     --------     --------     --------
Distributions

 From Net
 Investment
 Income                    (0.06)           --      (0.13)           --       (0.03)       (0.02)

 From Net
 Realized Gains            (4.05)       (4.26)      (2.78)       (2.28)           --           --
                         --------     --------    --------     --------     --------     --------
 Total
 Distributions             (4.11)       (4.26)      (2.91)       (2.28)       (0.03)       (0.02)
                         --------     --------    --------     --------     --------     --------
Net Asset Value,
End of Period              $13.33       $18.40      $18.01       $15.94       $15.11       $12.75
                         ========     ========    ========     ========     ========     ========

TOTAL RETURN(3)           (5.20)%       32.18%      36.41%       24.30%       18.76%       37.05%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets               1.35%(4)        1.36%       1.41%        1.47%        1.49%        1.57%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets               0.42%(4)        0.30%     (0.11)%        1.02%      (0.06)%        0.27%

Portfolio Turnover
Rate                          88%         162%        148%         145%         201%         215%

Net Assets, End of    $1,636,607   $1,758,335   $1,446,955  $1,145,623   $1,112,870   $1,028,934
Period (in
thousands)

(1) Six months ended May 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
40

International Discovery

Institutional Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)

                     2008(1)       2007       2006      2005       2004       2003

PER-SHARE DATA

Net Asset Value,
Beginning of
Period                $18.59     $18.16     $16.06    $15.21     $12.84      $9.39
                     -------   --------   --------  --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)              0.04       0.09       0.04      0.17       0.02       0.05

 Net Realized
 and
 Unrealized
 Gain (Loss)          (1.00)       4.64       5.00      2.99       2.40       3.43
                     -------   --------   --------  --------   --------   --------
 Total From
 Investment
 Operations           (0.96)       4.73       5.04      3.16       2.42       3.48
                     -------   --------   --------  --------   --------   --------
Distributions

 From Net
 Investment
 Income               (0.10)         --     (0.16)        --     (0.05)     (0.03)

 From Net
 Realized
 Gains                (4.05)     (4.30)     (2.78)    (2.31)         --         --
                     -------   --------   --------  --------   --------   --------
 Total
 Distributions        (4.15)     (4.30)     (2.94)    (2.31)     (0.05)     (0.03)
                     -------   --------   --------  --------   --------   --------
Net Asset Value,
End of Period         $13.48     $18.59     $18.16    $16.06     $15.21     $12.84
                     =======   ========   ========  ========   ========   ========

TOTAL RETURN(3)      (5.12)%     32.45%     36.65%    24.56%     18.94%     37.25%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets              1.15%(4)      1.16%      1.21%     1.27%      1.29%      1.37%

Ratio of Net
Investment
Income (Loss) to
Average Net
Assets              0.62%(4)      0.50%      0.09%     1.22%      0.14%      0.47%

Portfolio
Turnover Rate            88%       162%       148%      145%       201%       215%

Net Assets, End
of Period (in
thousands)          $149,114   $145,723   $105,849  $205,406   $165,600   $147,531

(1) Six months ended May 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
41

International Discovery

Advisor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)

                             2008(1)     2007      2006     2005     2004     2003

PER-SHARE DATA

Net Asset Value,
Beginning of Period           $18.08   $17.76    $15.75   $14.95   $12.63    $9.23
                            --------   ------   -------   ------  -------   ------
Income From Investment
Operations

 Net Investment
 Income (Loss)(2)               0.05     0.07    (0.08)     0.10   (0.05)     0.01

 Net Realized and
 Unrealized Gain
 (Loss)                       (1.00)     4.46      4.96     2.95     2.37     3.39
                            --------   ------   -------   ------  -------   ------
 Total From
 Investment
 Operations                   (0.95)     4.53      4.88     3.05     2.32     3.40
                            --------   ------   -------   ------  -------   ------
Distributions

 From Net
 Investment Income            (0.01)       --    (0.09)       --       --       --

 From Net
 Realized Gains               (4.05)   (4.21)    (2.78)   (2.25)       --       --
                            --------   ------   -------   ------  -------   ------
 Total Distributions          (4.06)   (4.21)    (2.87)   (2.25)       --       --
                            --------   ------   -------   ------  -------   ------
Net Asset Value,
End of Period                 $13.07   $18.08    $17.76   $15.75   $14.95   $12.63
                            ========   ======   =======   ======  =======   ======

TOTAL RETURN(3)              (5.25)%   31.83%    36.08%   24.01%   18.37%   36.84%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average Net
Assets                      1.60%(4)    1.61%     1.66%    1.72%    1.74%    1.82%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                  0.17%(4)    0.05%   (0.36)%    0.77%  (0.31)%    0.02%

Portfolio Turnover Rate          88%     162%      148%     145%     201%     215%

Net Assets, End of
Period (in thousands)        $18,631   $2,494        $7      $70     $201     $161

(1) Six months ended May 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
42

International Opportunities

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)

                      2008(1)       2007       2006      2005       2004      2003

PER-SHARE DATA

Net Asset Value,
Beginning of
Period                 $11.37     $11.79     $12.27     $9.35      $7.62     $4.73
                     --------   --------   --------  --------   --------   -------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)               0.04       0.02     (0.01)      0.02     (0.05)    (0.01)

 Net Realized
 and
 Unrealized
 Gain (Loss)           (1.36)       2.94       2.53      3.19       2.03      2.90
                     --------   --------   --------  --------   --------   -------
 Total From
 Investment
 Operations            (1.32)       2.96       2.52      3.21       1.98      2.89
                     --------   --------   --------  --------   --------   -------
Distributions

 From Net
 Investment
 Income                (0.05)      --(3)     (0.01)        --         --    (0.01)

 From Net
 Realized
 Gains                 (2.61)     (3.38)     (2.99)    (0.29)     (0.27)        --
                     --------   --------   --------  --------   --------   -------
 Total
 Distributions         (2.66)     (3.38)     (3.00)    (0.29)     (0.27)    (0.01)
                     --------   --------   --------  --------   --------   -------
Redemption Fees(2)         --      --(3)      --(3)     --(3)       0.02      0.01
                     --------   --------   --------  --------   --------   -------
Net Asset Value,
End of Period           $7.39     $11.37     $11.79    $12.27      $9.35     $7.62
                     ========   ========   ========  ========   ========   =======

TOTAL RETURN(4)      (13.03)%     33.73%     25.37%    35.28%     27.14%    61.54%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets   1.84%(5)      1.81%      1.85%     1.91%      1.97%     2.00%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           0.96%(5)      0.19%    (0.06)%     0.20%    (0.63)%   (0.23)%

Portfolio
Turnover Rate             99%       149%       160%      112%       139%      219%

Net Assets, End
of Period (in
thousands)           $164,255   $212,157   $180,732  $198,197   $176,100   $72,008

(1) Six months ended May 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

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43

International Opportunities

Institutional Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)

                            2008(1)     2007     2006    2005      2004    2003(2)

PER-SHARE DATA

Net Asset Value,
Beginning of Period          $11.44   $11.85   $12.32   $9.37     $7.63      $4.80
                           --------   ------   ------  ------   -------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)              0.05     0.06     0.02    0.10    (0.03)       0.01

 Net Realized
 and  Unrealized
 Gain (Loss)                 (1.37)     2.94     2.54    3.14      2.04       2.81
                           --------   ------   ------  ------   -------   --------
 Total From
 Investment
 Operations                  (1.32)     3.00     2.56    3.24      2.01       2.82
                           --------   ------   ------  ------   -------   --------
Distributions

 From Net
 Investment
 Income                      (0.08)   (0.03)   (0.04)      --        --         --

 From Net
 Realized Gains              (2.61)   (3.38)   (2.99)  (0.29)    (0.29)         --
                           --------   ------   ------  ------   -------   --------
 Total
 Distributions               (2.69)   (3.41)   (3.03)  (0.29)    (0.29)         --
                           --------   ------   ------  ------   -------   --------
Redemption Fees(3)               --    --(4)    --(4)   --(4)      0.02       0.01
                           --------   ------   ------  ------   -------   --------
Net Asset Value,
End of Period                 $7.43   $11.44   $11.85  $12.32     $9.37      $7.63
                           ========   ======   ======  ======   =======   ========

TOTAL RETURN(5)            (13.00)%   33.97%   25.66%  35.53%    27.50%     58.96%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average Net
Assets                     1.64%(6)    1.61%    1.65%   1.71%     1.77%   1.80%(6)

Ratio of Net Investment
Income (Loss) to
Average Net Assets         1.16%(6)    0.39%    0.14%   0.40%   (0.43)%   0.18%(6)

Portfolio Turnover Rate         99%     149%     160%    112%      139%    219%(7)

Net Assets, End of
Period
(in thousands)               $5,762   $4,513   $1,099     $31   $10,868     $8,523

(1) Six months ended May 31, 2008 (unaudited).

(2) January 9, 2003 (commencement of sale) through November 30, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
44

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Global Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
45

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EAFE GROWTH INDEX is a capitalization-weighted index that monitors the performance of growth stocks from Europe, Australasia, and the Far East.

The MSCI EAFE VALUE INDEX is a capitalization-weighted index that monitors the performance of value stocks from Europe, Australasia, and the Far East.

The MSCI EM (EMERGING MARKETS) INDEX represents the gross performance of stocks in global emerging market countries.

The MSCI EUROPE INDEX is designed to measure equity market performance in
Europe.

The MSCI JAPAN INDEX is designed to measure equity market performance in Japan.

The MSCI WORLD EX-US INDEX comprises the entire developed world, excluding the
United States. The designation of a country as developed arises primarily as a measurement of GDP per capita. There are 21 countries within this index.

The MSCI AC (ALL COUNTRY) WORLD EX-US MID CAP GROWTH INDEX represents the performance of mid cap growth stocks in developed countries, excluding the
United States.

The MSCI AC (ALL COUNTRY) WORLD EX-US SMALL CAP GROWTH INDEX represents the performance of small cap growth stocks in developed countries, excluding the
United States.

The MSCI WORLD FREE INDEX represents the performance of stocks in developed countries (including the United States) that are available for purchase by global investors.

The S&P/CITIGROUP EMI (EXTENDED MARKET INDEX) GROWTH WORLD EX-US represents the smaller-cap universe of stocks of growth companies in developed country markets outside the United States.

------
46

NOTES

------
47

NOTES

------
48

[blank page]

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CONTACT US

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©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0807
CL-SAN-60826S

[front cover]

SEMIANNUAL REPORT
MAY 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

LIFE SCIENCES FUND
TECHNOLOGY FUND

PRESIDENT'S LETTER

JONATHAN THOMAS

[photo of Jonathan Thomas]

Dear Investor,

At American Century Investments®, we are committed to helping you reach your financial goals. Your success is the ultimate measure of our performance.
That's why we focus on achieving superior investment results and building long-term relationships with investors like you.

Part of that relationship is to clearly communicate investment results and what influenced them. To help you monitor your investment with us, we take pride in providing you with the semiannual report for the American Century®
Life Sciences and Technology funds for the six months ended May 31, 2008. We also recommend americancentury.com, where we provide company news, quarterly portfolio commentaries, investment views, and other useful information.

As noted on the website, 2008 marks the 50th anniversary of American Century
Investments. Since 1958, we've worked to make wise decisions with your interests as our guide. Fifty years also means that we've met the challenges of previous economic downturns. As we've crossed those hurdles and earned your trust, our assets under management have grown to nearly $100 billion, putting us in the top 5% of our industry. This growth has given us the resources to offer a wide array of financial products and services, including a well-diversified line-up of portfolios that provide you with many choices in these uncertain times.

Though our offerings are diverse, they share several key qualities, including our disciplined investment approach and active, team-based management. Strict adherence to our processes and long-term strategies allows us to stay focused during volatile periods. Investors in our portfolios also benefit from the sum of our investment teams' expertise as they share research and information.

We'll continue to work hard to earn your trust. Thank you for your continued
support.

Sincerely,

/s/Jonathan S. Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      Market Returns . . . . . . . . . . . . . . . . . . . . . . . . . . .      2

LIFE SCIENCES

TECHNOLOGY

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .     30
     Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .     31

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century
Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century
Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities.
Performance information for comparative indices and securities is provided to
American Century Investments by third party vendors. To the best of American
Century Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By Enrique Chang, Chief Investment Officer, American Century Investments

ECONOMIC AND SUBPRIME TURMOIL WEIGHED ON STOCKS

The broad U.S. equity indexes declined for the six months ended May 31, 2008, in an increasingly volatile market environment. Stocks began the period on a downward trajectory as continuing fallout from the subprime lending meltdown and a liquidity crunch in the credit markets threatened to tip the U.S.
economy into recession. These events triggered exceptionally high levels of financial market volatility, leading to the worst quarterly performance for the major stock indexes in nearly six years in the first quarter of 2008.

The Federal Reserve (the Fed) responded by cutting short-term interest rates aggressively, lowering its federal funds rate target from 4.5% to 2.0% during the six-month period. The Fed's efforts to inject liquidity into the financial system provided some relief to the credit markets, but the Fed's game plan was complicated by persistently high energy and food prices, which led to concerns about rising inflation.

The stock market hit its low point for the period in mid-March when Bear
Stearns, a major investment bank, narrowly averted bankruptcy when the Fed intervened to broker a buyout by JPMorgan Chase. The Bear Stearns rescue, as well as improving economic data and better-than-expected corporate earnings reports, helped restore a measure of investor confidence, easing credit and economic fears. Consequently, stocks staged an uneven but solid recovery during the last two months of the period.

INTERNATIONAL STOCKS RETREATED

Returns for both developed and emerging international markets were negative for the six months. Global credit market woes, rising inflation and slowing economic growth rates combined to drag stocks down. In spite of negative pressures, strong performance from Latin America helped emerging markets outperform developed foreign markets during the six months.

Market Returns
For the six months ended May 31, 2008*

U.S. STOCKS
Russell 1000 Index (Large-Cap)       -3.78%
Russell Midcap Index                  0.14%
Russell 2000 Index (Small-Cap)       -1.87%

FOREIGN STOCKS
MSCI EAFE Index                      -5.21%
MSCI EM Index                       -1.52%

* Total returns for periods less than one year are not annualized.

------
2

PERFORMANCE
Life Sciences

Total Returns as of May 31, 2008
                                                     Average Annual
                                                        Returns
                                                              Since     Inception
                             6 months(1)  1 year  5 years   Inception      Date

INVESTOR CLASS                 -7.00%     -4.12%   7.98%      1.73%      6/30/00

S&P COMPOSITE 1500 HEALTH
CARE INDEX                     -10.31%    -9.69%   5.23%      1.24%         --

S&P 500 INDEX(2)               -4.47%     -6.70%   9.77%      1.24%         --

Institutional Class            -6.73%     -3.89%   8.19%      1.31%      7/17/00

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Life Sciences

Growth of $10,000 Over Life of Class

$10,000 investment made June 30, 2000

One-Year Returns Over Life of Class
Periods ended May 31
                      2001*      2002      2003       2004     2005     2006     2007      2008

Investor
Class                 2.62%     -6.60%    -18.63%    24.74%   7.17%    -0.79%   15.48%    -4.12%

S&P Composite
1500 Health
Care Index           -1.85%     -8.21%    -5.16%     12.59%   4.31%    -0.36%   22.10%    -9.69%

S&P 500
Index                -12.71%   -13.85%    -8.06%     18.33%   8.24%    8.64%    22.79%    -6.70%

* From 6/30/00, the Investor's Class's inception date. Not annualized

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

PORTFOLIO COMMENTARY

Life Sciences

Portfolio Managers: Arnold Douville and Christy Turner

PERFORMANCE SUMMARY

Life Sciences returned -7.00%* for the six months ended May 31, 2008. The portfolio's benchmark, the S&P Composite 1500 Health Care Index, returned
-10.31%. The broader equity market, represented by the S&P 500 Index, returned
-4.47%.

U.S. equities struggled throughout most of the six-month period, as turbulence in the credit markets and fears of recession sapped investor enthusiasm.
Mounting inflationary pressures, soaring oil prices and a falling U.S. dollar added to the malaise, despite aggressive Federal Reserve action.

STOCK SELECTION HELPED

Stock selection throughout most of the health care industry accounted for the majority of the portfolio's outperformance compared to the benchmark.
Additionally, overweights in health care equipment and life sciences tools and services and an underweight in health care providers contributed positively to the portfolio's relative performance. Small, out-of-benchmark allocations to chemicals companies and food and staples retailers also helped relative performance.

Our underweight in the biotechnology segment of the health care industry detracted slightly from relative results. Our stock selection in the pharmaceuticals industry was a negative influence on performance, but our underweight to the area helped offset the negative effects from the lagging stocks.

SLEEP DISORDER COMPANY WAS TOP STOCK

In the health care equipment category, our overweight position in Respironics
(a manufacturer of respiratory products that treat sleep disorders) and our out-of-benchmark position in Alcon (a producer of ophthalmic pharmaceutical products), boosted performance. Respironics, which reported record earnings and revenue growth before being acquired by Royal Philips Electronics, was the portfolio's top contributor for the reporting period.

Top Ten Holdings as of May 31, 2008
                                                 % of          % of
                                              net assets    net assets
                                                 as of        as of
                                                5/31/08      11/30/07
Thermo Fisher Scientific Inc.                    6.6%          5.6%
Johnson & Johnson                                5.7%          5.1%
Abbott Laboratories                              5.5%          4.3%
Gilead Sciences, Inc.                            5.1%          3.7%
Baxter International Inc.                        4.2%          3.6%
iShares Dow Jones U.S.
Healthcare Sector Index Fund                     3.9%          1.0%
Medtronic, Inc.                                  3.7%          2.2%
Alcon, Inc.                                      3.5%          2.7%
Teva Pharmaceutical Industries Ltd. ADR          3.3%          2.0%
Becton, Dickinson & Co.                          3.1%          2.3%

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

------
5

Life Sciences

In the chemicals segment, Sigma-Aldrich, a supplier of biochemicals and organic chemicals to the life sciences industry, was a top contributor to relative performance. The company reported improved margins, cash flow and sales combined with a steady increase in its emerging-markets business.

Another top contributor was Thermo Fisher Scientific, which has prospered since the merger of Thermo Electron and Fisher Scientific International
created the company in late 2006. The supplier of laboratory devices reported soaring earnings in April 2008 and raised its full-year expectations.

DRUG COMPANY UNDERWEIGHT EFFECTIVE

The pharmaceuticals industry continued to represent the largest sector weighting in the portfolio. But the industry struggled during the reporting period, and the fund's underweighted position of 31% compared with the benchmark's 47% was a positive influence on relative performance. Stock selection detracted, though, as three of our pharmaceutical stocks--Johnson &
Johnson, Shire Ltd. and Schering-Plough--were among the portfolio's 10 worst performers for the period.

OUTLOOK

Regardless of the macroeconomic environment, we will continue to emphasize companies exhibiting accelerating earnings in our attempt to build and maintain a portfolio of strong individual companies. Our investment decisions may result in shifts in industry weightings, but any such developments stem from a fundamental, bottom-up assessment of each company's merits.

Top Five Industries as of May 31, 2008
                                             % of            % of
                                          net assets      net assets
                                            as of            as of
                                           5/31/08         11/30/07
Pharmaceuticals                             30.7%            34.8%
Health Care Equipment & Supplies            27.1%            24.1%
Biotechnology                               11.7%            8.3%
Health Care Providers & Services            11.4%            16.8%
Life Sciences Tools & Services              10.6%            9.9%

Types of Investments in Portfolio
                                              % of            % of
                                           net assets      net assets
                                             as of           as of
                                            5/31/08         11/30/07
Domestic Common Stocks                       81.9%           82.6%
Foreign Common Stocks(1)                     17.2%           16.2%
TOTAL COMMON STOCKS                          99.1%           98.8%

Temporary Cash Investments                    1.3%            1.4%
Other Assets and Liabilities                 (0.4)%          (0.2)%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

------
6

SCHEDULE OF INVESTMENTS

Life Sciences

MAY 31, 2008 (UNAUDITED)

Shares                                                                    Value

Common Stocks -- 99.1%

BIOTECHNOLOGY -- 11.7%
     7,000  Alexion Pharmaceuticals Inc.(1)                           $ 499,450
    16,800  Biogen Idec Inc.(1)                                       1,054,200
    37,500  Celgene Corp.(1)                                          2,282,250
    12,000  Genzyme Corp.(1)                                            821,520
    82,542  Gilead Sciences, Inc.(1)                                  4,566,223
     6,200  ImClone Systems Inc.(1)                                     270,196
    13,250  OSI Pharmaceuticals Inc.(1)                                 467,725
    18,200  Vertex Pharmaceuticals Inc.(1)                              521,066
                                                                    -----------
                                                                     10,482,630
                                                                    -----------
CHEMICALS -- 1.0%
    15,250  Sigma-Aldrich Corp.                                         896,090
                                                                    -----------
FOOD & STAPLES RETAILING -- 2.6%
    54,000  CVS/Caremark Corp.                                        2,310,660
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 27.1%
    20,000  Alcon, Inc.                                               3,140,000
     7,500  Arthrocare Corp.(1)                                         330,825
    62,068  Baxter International Inc.                                 3,792,354
    20,000  Beckman Coulter, Inc.                                     1,387,800
    33,359  Becton, Dickinson & Co.                                   2,817,168
    10,000  C.R. Bard, Inc.                                             912,000
     5,600  Cooper Companies, Inc. (The)                                226,520
    41,122  Covidien Ltd.                                             2,059,801
     8,500  DENTSPLY International Inc.                                 344,590
    22,000  Hospira Inc.(1)                                             922,680
    28,000  Inverness Medical Innovations, Inc.(1)                    1,023,680
    65,000  Medtronic, Inc.                                           3,293,550
    26,323  Smith & Nephew plc ADR                                    1,417,494
    45,000  St. Jude Medical, Inc.(1)                                 1,833,750
    11,000  Wright Medical Group, Inc.(1)                               326,590
     6,250  Zimmer Holdings Inc.(1)                                     455,000
                                                                    -----------
                                                                     24,283,802
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 11.4%
    40,000  Aetna Inc.                                                1,886,399
    16,250  AmerisourceBergen Corp.                                     671,613
    24,000  Express Scripts, Inc.(1)                                  1,730,640
     6,500  Laboratory Corp. of America Holdings(1)                     479,635

    Shares                                                                Value
    16,700  McKesson Corp.                                            $ 962,755

    22,200  Owens & Minor Inc.                                        1,054,056
    24,317  Psychiatric Solutions, Inc.(1)                              886,841
    33,000  Skilled Healthcare Group Inc. Cl A(1)                       444,180
    60,000  Sun Healthcare Group, Inc.(1)                               861,600
    47,000  Sunrise Senior Living, Inc.(1)                            1,244,560
                                                                    -----------
                                                                     10,222,279
                                                                    -----------
LIFE SCIENCES TOOLS & SERVICES -- 10.6%
    15,000  Charles River Laboratories(1)                               964,200
    17,500  Covance Inc.(1)                                           1,434,650
    10,000  Invitrogen Corp.(1)                                         459,600
     3,000  Millipore Corp.(1)                                          217,950
   100,000  Thermo Fisher Scientific Inc.(1)                          5,902,000
     8,100  Waters Corp.(1)                                             498,312
                                                                    -----------
                                                                      9,476,712
                                                                    -----------
MULTI-INDUSTRY -- 3.9%
    54,500  iShares Dow Jones U.S. Healthcare Sector Index Fund       3,528,875
                                                                    -----------
PHARMACEUTICALS -- 30.7%
    87,500  Abbott Laboratories                                       4,930,625
    33,480  Allergan, Inc.                                            1,929,118
    71,005  Bristol-Myers Squibb Co.                                  1,618,204
    50,873  Elan Corp. plc ADR(1)                                     1,273,860
    76,500  Johnson & Johnson                                         5,105,610
    72,277  Merck & Co., Inc.                                         2,815,912
    26,500  Novartis AG ADR                                           1,387,275
    13,000  Pharmaceutical HOLDRsSM Trust                               922,220
    11,250  Roche Holding AG ORD                                      1,939,023
    62,833  Schering-Plough Corp.                                     1,281,793
     4,600  Sciele Pharma Inc.                                          100,786
    22,500  Shire Ltd. ADR                                            1,160,100
    64,994  Teva Pharmaceutical Industries Ltd. ADR                   2,972,176
                                                                    -----------
                                                                     27,436,702
                                                                    -----------
TOTAL COMMON STOCKS
 (Cost $79,692,129)                                                  88,637,750
                                                                    -----------

------
7

Life Sciences

Principal Amount

Temporary Cash Investments -- 1.3%

   $1,200,000  FHLB Discount Notes, 1.90%, 6/2/08(2)                $ 1,200,000
 (Cost $1,199,810)
                                                                    -----------
TOTAL INVESTMENT SECURITIES -- 100.4%
 (Cost $80,891,939)                                                  89,837,750
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (0.4)%                                (371,770)
                                                                    -----------
TOTAL NET ASSETS -- 100.0%                                          $89,465,980
                                                                    ===========

Forward Foreign Currency Exchange Contracts

   Contracts to Sell      Settlement Date     Value     Unrealized Gain (Loss)

   990,000   CHF for USD      6/30/08        $949,775           $4,672
                                             =========      ==============

(Value on Settlement Date $954,447)

Notes to Schedule of Investments

ADR = American Depositary Receipt

CHF = Swiss Franc

FHLB = Federal Home Loan Bank

HOLDRs = Holding Company Depositary Receipts

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Non-income producing.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
8

PERFORMANCE
Technology

Total Returns as of May 31, 2008
                                                     Average Annual
                                                        Returns
                                                              Since     Inception
                        6 months(1)    1 year     5 years   Inception      Date

INVESTOR CLASS            -7.70%       -0.55%      9.10%      -9.03%     6/30/00

S&P COMPOSITE 1500
TECHNOLOGY INDEX          -2.78%        1.34%      9.50%      -7.50%        --

S&P 500 INDEX(2)          -4.47%       -6.70%      9.77%      1.24%         --

Institutional Class       -7.61%       -0.37%      9.31%     -10.05%     7/14/00

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund's investment process may involve high portfolio turnover and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
9

Technology

Growth of $10,000 Over Life of Class

$10,000 investment made June 30, 2000

One-Year Returns Over Life of Class
Periods ended May 31

                       2001*      2002      2003      2004     2005     2006      2007     2008

Investor Class        -50.80%   -30.49%    -10.64%   19.44%   -7.12%   21.47%    15.40%   -0.55%

S&P Composite
1500 Technology
Index                 -49.39%   -27.13%    -7.11%    22.54%    0.36%    2.77%    22.91%    1.34%

S&P 500 Index         -12.71%   -13.85%    -8.06%    18.33%    8.24%    8.64%    22.79%   -6.70%

* From 6/30/00, the Investor's Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund's investment process may involve high portfolio turnover and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
10

PORTFOLIO COMMENTARY
Technology

Portfolio Manager: Tom Telford

PERFORMANCE SUMMARY

Technology returned -7.70%* for the six months ended May 31, 2008. The portfolio's benchmark, the S&P Composite 1500 Technology Index, returned
-2.78%. The broader equity market, represented by the S&P 500 Index, returned
-4.47%.

U.S. equities struggled throughout most of the six-month period, as turbulence in the credit markets and fears of recession sapped investor enthusiasm.
Mounting inflationary pressures, soaring oil prices and a falling U.S. dollar added to the malaise, despite aggressive Federal Reserve action. The technology sector, which was particularly hard-hit early in the reporting period, rebounded later in the period on signs of better-than-expected economic growth and renewed market optimism.

STOCK SELECTION HINDERED RESULTS

Stock selection throughout most of the information technology sector accounted for the bulk of the portfolio's underperformance relative to the benchmark.
Specifically, our overweight to smaller-cap technology stocks had a negative influence on relative performance. As is typical of challenging equity markets, smaller-cap stocks suffered more than larger-cap stocks during the reporting period. For example, the technology stocks in the Russell 1000 Index of large-cap stocks returned -1.58% for the six months, while the technology stocks in the small-cap Russell 2000 Index returned -8.58%.

IBM UNDERWEIGHT DETRACTED

Additionally, an underweight to the IT services industry detracted from results. In particular, our significant underweight to International Business
Machines (IBM), the benchmark's top contributor to performance during the period, made IBM the portfolio's largest detractor in terms of relative performance. The company posted healthy gains due to its stable business model, solid earnings reports and the announcement of a stock repurchase plan.

Our holdings in the software industry, the portfolio's largest weighting, also hurt relative performance, as earnings disappointments and lower profit estimates caused stock prices to decline.

Top Ten Holdings as of May 31, 2008
                                                 % of          % of
                                              net assets    net assets
                                                as of         as of
                                               5/31/08       11/30/07
Research In Motion Ltd.                          6.9%          8.0%
Intel Corp.                                      4.6%          5.4%
Cisco Systems Inc.                               4.5%          4.5%
Corning Inc.                                     3.7%          3.2%
MEMC Electronic Materials Inc.                   3.7%          3.3%
Google Inc. Cl A                                 3.3%          6.4%
Apple Inc.                                       3.2%          3.1%
High Tech Computer Corp. ORD                     3.1%          1.9%
International Business Machines Corp.            3.0%          1.4%
Syniverse Holdings, Inc.                         3.0%           --

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

------
11

Technology

In the electronic equipment industry, our overweighted position in
Brightpoint, a distributor of wireless devices and accessories, dragged down performance. Despite showing a jump in fourth-quarter 2007 profits, the company's results missed analysts' expectations.

RIM KEEPS TOP SPOT

Stock selection in the computers and peripherals and communications equipment industries contributed positively to the portfolio's relative performance.
Once again, Canada's Research in Motion (RIM), the maker of the BlackBerry handheld device, drove performance in the communications equipment area and finished the reporting period as the portfolio's top-contributing stock and largest overweight. RIM's stock continued to benefit from multiple new product cycles, expanding market share and robust subscriber growth.

Among our computers and peripherals holdings, Taiwan's High Tech Computer
Corp., a designer and manufacturer of mobile computing devices, performed well, ending the reporting period as one of the portfolio's top contributors.
Growing demand for the company's new line of smart phones drove solid financial results and stock performance.

OUTLOOK

We will continue to focus on technology firms with accelerating earnings and revenue growth rates and positive share-price momentum, as we believe such stocks will generate superior returns over time. As recent results demonstrate, sector funds can show strong volatility to the up- and downsides.
Therefore, it may be best to use such funds in the context of a larger, long-term, growth-oriented strategy.

Top Five Industries as of May 31, 2008
                                              % of            % of
                                           net assets      net assets
                                             as of           as of
                                            5/31/08         11/30/07
Semiconductors &
Semiconductor Equipment                      30.3%           15.6%
Communications Equipment                     17.0%           21.4%
Software                                     13.2%           21.4%
Internet Software & Services                 11.6%            8.8%
IT Services                                   9.3%            2.7%

Types of Investments in Portfolio
                                              % of            % of
                                           net assets      net assets
                                             as of           as of
                                            5/31/08         11/30/07
Domestic Common Stocks                       72.7%           73.9%
Foreign Common Stocks(1)                     24.6%           23.2%
TOTAL COMMON STOCKS                          97.3%           97.1%

Temporary Cash Investments                    1.6%            3.2%
Other Assets and Liabilities                  1.1%           (0.3)%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

------
12

SCHEDULE OF INVESTMENTS
Technology

MAY 31, 2008 (UNAUDITED)

Shares                                                                      Value

Common Stocks -- 97.3%

COMMERCIAL SERVICES & SUPPLIES -- 1.3%
      29,500  Nissha Printing Co., Ltd. ORD                            $1,521,860
                                                                     ------------
COMMUNICATIONS EQUIPMENT -- 17.0%
      73,832  Adtran, Inc.                                              1,837,678
      40,020  BigBand Networks, Inc.(1)                                   212,106
     194,868  Cisco Systems Inc.(1)                                     5,206,873
     156,763  Corning Inc.                                              4,285,900
      10,089  Nokia Oyj ADR                                               286,528
      57,769  Research In Motion Ltd.(1)                                8,022,381
                                                                     ------------
                                                                       19,851,466
                                                                     ------------
COMPUTERS & PERIPHERALS -- 6.7%
      19,804  Apple Inc.(1)                                             3,738,004
     137,900  High Tech Computer Corp. ORD                              3,668,265
     577,000  Micro-Star International Co. Ltd. ORD                       436,367
                                                                     ------------
                                                                        7,842,636
                                                                     ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.9%
     202,141  Celestica Inc.(1)                                         1,795,012
      73,677  Cognex Corp.                                              2,052,641
     812,000  Yosun Industrial Corp. ORD                                  787,637
                                                                     ------------
                                                                        4,635,290
                                                                     ------------
INTERNET & CATALOG RETAIL -- 1.0%
       8,510  priceline.com Inc.(1)                                     1,144,850
                                                                     ------------
INTERNET SOFTWARE & SERVICES -- 11.6%
     132,108  AsiaInfo Holdings, Inc.(1)                                1,816,485
      19,481  Equinix Inc.(1)                                           1,860,241
       6,502  Google Inc. Cl A(1)                                       3,808,871
      75,582  Netease.com ADR(1)                                        1,719,491
      50,703  VeriSign, Inc.(1)                                         2,030,148
     127,998  Websense Inc.(1)                                          2,251,485
                                                                     ------------
                                                                       13,486,721
                                                                     ------------
IT SERVICES -- 9.3%
      46,621  Accenture Ltd. Cl A                                       1,903,069
      31,769  Affiliated Computer Services Inc. Cl A(1)                 1,721,880
      31,526  Alliance Data Systems Corp.(1)                            1,892,821
      27,368  International Business Machines Corp.                     3,542,241
      74,732  Western Union Co. (The)                                   1,766,664
                                                                     ------------
                                                                       10,826,675
                                                                     ------------

      Shares                                                                Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 30.3%
      78,208  Altera Corp.                                             $1,809,733
     146,345  Amkor Technology Inc.(1)                                  1,560,038
      52,598  Analog Devices, Inc.                                      1,846,716
      59,916  ASML Holding N.V. New York Shares                         1,795,083
         223  Axell Corp. ORD                                             879,734
      82,765  Eagle Test Systems Inc.(1)                                  954,280
     229,457  Intel Corp.                                               5,318,814
      62,084  MEMC Electronic Materials Inc.(1)                         4,262,687
      56,753  Microchip Technology Inc.                                 2,090,781
      25,200  Micronics Japan Co. Ltd. ORD                                929,616
      69,745  MKS Instruments, Inc.(1)                                  1,643,192
      78,979  Monolithic Power Systems, Inc.(1)                         1,913,661
      48,393  Netlogic Microsystems Inc.(1)                             1,827,320
     118,330  Pericom Semiconductor Corp.(1)                            2,217,504
      67,758  Semtech Corp.(1)                                          1,187,120
      74,740  Ultratech, Inc.(1)                                        1,196,587
      31,317  Varian Semiconductor Equipment Associates, Inc.(1)        1,190,986
     110,348  Volterra Semiconductor Corp.(1)                           1,754,533
      33,133  Xilinx, Inc.                                                901,218
                                                                     ------------
                                                                       35,279,603
                                                                     ------------
SOFTWARE -- 13.2%
      57,873  Activision, Inc.(1)                                       1,953,214
      50,654  Amdocs Ltd.(1)                                            1,636,631
      33,700  Hitachi Software Engineering Co., Ltd. ORD                  827,719
   2,410,000  Kingdee International Software Group Co. Ltd. ORD           639,286
     117,035  Microsoft Corp.                                           3,314,431
     115,529  Oracle Corp.(1)                                           2,638,682
      65,540  Sybase, Inc.(1)                                           2,098,591
     102,212  Symantec Corp.(1)                                         2,221,067
                                                                     ------------
                                                                       15,329,621
                                                                     ------------
WIRELESS TELECOMMUNICATION SERVICES -- 3.0%
     161,998  Syniverse Holdings, Inc.(1)                               3,492,677
                                                                     ------------
TOTAL COMMON STOCKS
(Cost $96,873,464)                                                    113,411,399
                                                                     ------------

------
13

Technology

                                                                             Value

Temporary Cash Investments -- 1.6%

Repurchase Agreement, Credit Suisse First Boston, Inc.,
(collateralized by various U.S. Treasury obligations, 6.125%,
11/15/27, valued at $1,939,528), in a joint trading account at
2.20%, dated 5/30/08, due 6/2/08 (Delivery value $1,900,348) (Cost
$1,900,000)                                                             $1,900,000
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 98.9%
(Cost $98,773,464)                                                     115,311,399
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 1.1%                                     1,254,607
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $116,566,006
                                                                      ============

Notes to Schedule of Investments

ADR = American Depositary Receipt

ORD = Foreign Ordinary Share

(1) Non-income producing.

See Notes to Financial Statements.

------
14

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
15

                                                    Expenses Paid
                      Beginning        Ending       During Period*    Annualized
                       Account     Account Value      12/1/07 -         Expense
                    Value 12/1/07     5/31/08          5/31/08          Ratio*

Life Sciences

ACTUAL

Investor Class         $1,000         $930.00           $6.51            1.35%

Institutional
Class                  $1,000         $932.70           $5.56            1.15%

HYPOTHETICAL

Investor Class         $1,000        $1,018.25          $6.81            1.35%

Institutional
Class                  $1,000        $1,019.25          $5.81            1.15%

Technology

ACTUAL

Investor Class         $1,000         $923.00           $7.21            1.50%

Institutional
Class                  $1,000         $923.90           $6.25            1.30%

HYPOTHETICAL

Investor Class         $1,000        $1,017.50          $7.57            1.50%

Institutional
Class                  $1,000        $1,018.50          $6.56            1.30%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
16

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008 (UNAUDITED)
                                                              Life
                                                          Sciences      Technology

ASSETS

Investment securities, at value (cost of
$80,891,939 and $98,773,464, respectively)             $89,837,750    $115,311,399

Cash                                                        25,673         138,937

Foreign currency holdings, at value (cost of $- and
$86, respectively)                                              --              85

Receivable for investments sold                            219,287       1,138,105

Receivable for forward foreign currency exchange
contracts                                                    4,672              --

Dividends and interest receivable                           84,058         123,535
                                                       -----------   -------------
                                                        90,171,440     116,712,061
                                                       -----------   -------------

LIABILITIES

Payable for investments purchased                          604,706              --

Accrued management fees                                    100,754         146,055
                                                       -----------   -------------
                                                           705,460         146,055
                                                       -----------   -------------

NET ASSETS                                             $89,465,980    $116,566,006
                                                       ===========   =============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                $87,126,524    $304,957,070

Accumulated net investment loss                           (95,078)       (552,891)

Accumulated net realized loss on investment and
foreign currency transactions                          (6,517,559)   (204,374,044)

Net unrealized appreciation on investments and
translation of assets and liabilities in foreign
currencies                                               8,952,093      16,535,871
                                                       -----------   -------------
                                                       $89,465,980    $116,566,006
                                                       ===========   =============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                                             $87,304,246    $111,486,855

Shares outstanding                                      15,634,630       4,718,392

Net asset value per share                                    $5.58          $23.63

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                                              $2,161,734      $5,079,151

Shares outstanding                                         380,851         211,331

Net asset value per share                                    $5.68          $24.03

See Notes to Financial Statements.

------
17

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)
                                                     Life Sciences      Technology

INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of
$23,657 and $6,118, respectively)                        $ 550,135       $ 290,421

Interest                                                    27,863          27,243
                                                      ------------   -------------
                                                           577,998         317,664
                                                      ------------   -------------

EXPENSES:

Management fees                                            639,406         868,716

Directors' fees and expenses                                 1,052           1,285

Other expenses                                                 105             554
                                                      ------------   -------------
                                                           640,563         870,555
                                                      ------------   -------------

NET INVESTMENT INCOME (LOSS)                              (62,565)       (552,891)
                                                      ------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

Investment transactions                                  3,114,782     (8,358,750)

Foreign currency transactions                            (115,557)           5,641
                                                      ------------   -------------
                                                         2,999,225     (8,353,109)
                                                      ------------   -------------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON:

Investments                                           (10,176,881)     (2,046,120)

Translation of assets and liabilities in foreign
currencies                                                 (8,185)         (3,149)
                                                      ------------   -------------
                                                      (10,185,066)     (2,049,269)
                                                      ------------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                (7,185,841)    (10,402,378)
                                                      ------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                       $(7,248,406)   $(10,955,269)
                                                      ============   =============

See Notes to Financial Statements.

------
18

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2007

                                       Life Sciences                    Technology

Increase (Decrease)
in
Net Assets                       2008           2007           2008           2007

OPERATIONS

Net investment income
(loss)                      $(62,565)     $(419,188)     $(552,891)   $(1,103,646)

Net realized gain
(loss)                      2,999,225      7,543,213    (8,353,109)     22,515,205

Change in net
unrealized
appreciation
(depreciation)           (10,185,066)      7,704,876    (2,049,269)      1,098,503
                         ------------   ------------   ------------   ------------
Net increase
(decrease) in net
assets resulting from
operations                (7,248,406)     14,828,901   (10,955,269)     22,510,062
                         ------------   ------------   ------------   ------------

CAPITAL SHARE
TRANSACTIONS

Net increase
(decrease) in net
assets from capital
share transactions        (5,850,642)   (27,830,419)    (9,177,863)   (13,354,560)

NET INCREASE
(DECREASE) IN NET
ASSETS                   (13,099,048)   (13,001,518)   (20,133,132)      9,155,502

NET ASSETS

Beginning of period       102,565,028    115,566,546    136,699,138    127,543,636
                         ------------   ------------   ------------   ------------
End of period             $89,465,980   $102,565,028   $116,566,006   $136,699,138
                         ============   ============   ============   ============

Accumulated net
investment loss             $(95,078)      $(32,513)     $(552,891)             --
                         ============   ============   ============   ============

See Notes to Financial Statements.

------
19

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Life Sciences Fund (Life Sciences) and
Technology Fund (Technology) (collectively, the funds) are two funds in a series issued by the corporation. The funds are nondiversified under the 1940
Act. The funds' investment objectives are to seek capital growth. Life
Sciences and Technology pursue their objectives by seeking to invest primarily in stocks of growing companies in the life sciences and in the technology and telecommunications-related sectors, respectively. Specifically, Life Sciences invests at least 80% of its assets in companies that engage in the business of providing products and services that help promote health and wellness. In addition, Technology invests at least 80% of its assets in companies primarily engaged in offering, using or developing products, processes or services that provide or will benefit significantly from technological advancements or improvements. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class and the
Institutional Class. Prior to December 3, 2007, the funds were authorized to issue the Advisor Class and Life Sciences was authorized to issue the C Class
(see Note 9). All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

EXCHANGE TRADED FUNDS -- The funds may invest in exchange traded funds (ETFs).
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.
Additionally, ETFs have management fees, which increase their cost.

------
20

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
21

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM for Technology and ACGIM for Life Sciences (the investment advisor, respectively), under which the investment advisor provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by the investment advisor. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American
Century Investments family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for Life Sciences ranges from 1.10% to 1.35% for Investor Class. The annual management fee schedule for Technology ranges from 1.20% to 1.50% for Investor Class. The
Institutional Class is 0.20% less at each point within the range. Prior to
December 3, 2007, the Advisor Class was 0.25% less at each point within the range for the funds and the C Class was the same as Investor Class for Life
Sciences.

The effective annual management fee for each class of each fund for the six months ended May 31, 2008, was as follows:

                                 Investor           Institutional

Life Sciences                     1.35%                 1.15%

Technology                        1.50%                 1.30%

ACGIM has entered into a Subadvisory Agreement with ACIM (the subadvisor) on behalf of Life Sciences. The subadvisor makes investment decisions for the cash portion of Life Sciences in accordance with Life Sciences' investment objectives, policies and restrictions under the supervision of ACGIM and the
Board of Directors. ACGIM pays all costs associated with retaining ACIM as the subadvisor of Life Sciences.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM or ACGIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM).
JPMIM is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. Prior to December 12, 2007, the funds had a bank line of credit agreement with JPMCB. JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2008, were as follows:

                                   Life Sciences         Technology

Purchases                           $29,269,802         $91,737,404

Proceeds from sales                 $34,851,384         $100,037,152

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22

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                                         Six months                     Year ended
                                 ended May 31, 2008              November 30, 2007

                              Shares         Amount         Shares          Amount

Life Sciences

INVESTOR
CLASS/SHARES
AUTHORIZED               110,000,000                   100,000,000
                        ============                  ============
Sold                       1,078,993     $6,217,643      1,584,191      $8,866,913

Issued in connection
with
reclassification
(Note 9)                      23,433        136,104             --              --

Redeemed                 (2,165,273)   (12,082,191)    (6,459,895)    (35,850,490)
                        ------------   ------------   ------------    ------------
                         (1,062,847)    (5,728,444)    (4,875,704)    (26,983,577)
                        ------------   ------------   ------------    ------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED                 5,000,000                     5,000,000
                        ============                  ============

Sold                          37,635        219,589        107,059         588,684

Redeemed                    (35,943)      (205,683)      (246,509)     (1,377,285)
                        ------------   ------------   ------------    ------------
                               1,692         13,906      (139,450)       (788,601)
                        ------------   ------------   ------------    ------------
ADVISOR CLASS/SHARES
AUTHORIZED                       N/A                     5,000,000
                        ============                  ============
Sold                              --             --          5,964          32,965

Redeemed in
connection with
reclassification
(Note 9)                    (15,724)       (92,570)             --              --

Redeemed                          --             --       (17,468)        (95,202)
                        ------------   ------------   ------------    ------------
                            (15,724)       (92,570)       (11,504)        (62,237)
                        ------------   ------------   ------------    ------------
C CLASS/SHARES
AUTHORIZED                       N/A                     5,000,000
                        ============                  ============
Sold                              --             --            750           3,996

Redeemed in
connection with
reclassification
(Note 9)                     (7,709)       (43,534)             --              --
                        ------------   ------------   ------------    ------------
                             (7,709)       (43,534)            750           3,996
                        ------------   ------------   ------------    ------------
Net increase
(decrease)               (1,084,588)   $(5,850,642)    (5,025,908)   $(27,830,419)
                        ============   ============   ============   =============

Technology

INVESTOR
CLASS/SHARES
AUTHORIZED                50,000,000                   100,000,000
                        ============                  ============
Sold                         608,017    $13,758,202      1,561,495     $38,575,501

Issued in connection
with
reclassification
(Note 9)                      14,547        364,793             --              --

Redeemed                 (1,015,826)   (22,968,360)    (2,249,110)    (51,673,565)
                        ------------   ------------   ------------    ------------
                           (393,262)    (8,845,365)      (687,615)    (13,098,064)
                        ------------   ------------   ------------    ------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED                 5,000,000                     5,000,000
                        ============                  ============
Sold                          36,107        815,251         80,907       2,000,214

Redeemed                    (35,464)      (782,956)      (106,292)     (2,480,039)
                        ------------   ------------   ------------    ------------
                                 643         32,295       (25,385)       (479,825)
                        ------------   ------------   ------------    ------------
ADVISOR CLASS/SHARES
AUTHORIZED                       N/A                    10,000,000
                        ============                  ============
Sold                              --             --         15,122         393,853

Redeemed in
connection with
reclassification
(Note 9)                    (14,547)      (364,793)             --              --

Redeemed                          --             --        (7,302)       (170,524)
                        ------------   ------------   ------------    ------------
                            (14,547)      (364,793)          7,820         223,329
                        ------------   ------------   ------------    ------------
Net increase
(decrease)                 (407,166)   $(9,177,863)      (705,180)   $(13,354,560)
                        ============   ============   ============   =============

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23

5. FAIR VALUE MEASUREMENTS

The funds' securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds' securities and other financial instruments as of May 31,
2008:

                                                                   Unrealized Gain
                                                   Value of        (Loss) on Other
                                                 Investment              Financial
Fund/Valuation Inputs                            Securities           Instruments*

LIFE SCIENCES

Level 1 -- Quoted Prices                        $86,698,727                     --

Level 2 -- Other Significant
Observable Inputs                                 3,139,023                 $4,672

Level 3 -- Significant Unobservable
Inputs                                                   --                     --
                                              -------------            -----------
                                                $89,837,750                 $4,672
                                              =============            ===========

TECHNOLOGY

Level 1 -- Quoted Prices                       $103,720,915                     --

Level 2 -- Other Significant
Observable Inputs                                11,590,484                     --

Level 3 -- Significant Unobservable
Inputs                                                   --                     --
                                              -------------            -----------
                                               $115,311,399                     --
                                              =============            ===========

* Includes forward foreign currency exchange contracts.

6. BANK LINE OF CREDIT

Effective December 12, 2007, the funds, along with certain other funds managed by ACIM or ACGIM, have a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. Prior to December 12, 2007, the funds, along with certain other funds managed by ACIM or ACGIM, had a $500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the
Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended May 31, 2008.

7. RISK FACTORS

The funds concentrate their investments in a narrow segment of the total market. Because of this, the funds may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. In addition, its investment approach may involve higher volatility and risk.
There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.
Technology's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. Investing in emerging markets may accentuate these risks.

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24

8. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2008, the components of investments for federal income tax purposes were as follows:

                                                      Life Sciences     Technology

Federal tax cost of investments                         $80,907,736    $98,844,874
                                                       ============   ============
Gross tax appreciation of investments                   $13,012,753    $18,401,853

Gross tax depreciation of investments                   (4,082,739)    (1,935,328)
                                                       ------------   ------------
Net tax appreciation (depreciation) of investments       $8,930,014    $16,466,525
                                                       ============   ============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2007, Life Sciences and Technology had accumulated capital losses of $(9,361,643) and $(195,624,136), respectively, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

                                            2009                   2010

Life Sciences                                 --           $(9,361,643)

Technology                        $(142,889,307)          $(52,734,829)

As of November 30, 2007, Life Sciences had capital and currency loss deferrals of $(134,074) and $(18,958), respectively, which represent net capital and foreign currency losses incurred in the one-month period ended November 30,
2007. Life Sciences has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. CORPORATE EVENT

On July 27, 2007 the Advisor Class and C Class shareholders of Life Sciences approved a reclassification of Advisor Class and C Class shares into Investor
Class shares. On July 27, 2007, the Advisor Class shareholders of Technology approved a reclassification of Advisor Class shares into Investor Class shares. Each change was approved by the Board of Directors on November 29,
2006 and March 7, 2007. The reclassification was effective December 3, 2007.

10. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

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25

FINANCIAL HIGHLIGHTS
Life Sciences

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)

                     2008(1)       2007       2006      2005       2004       2003

PER-SHARE DATA

Net Asset
Value,
Beginning of
Period                 $6.00      $5.22      $5.32     $4.69      $4.36      $3.54
                  ----------   --------   --------  --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)             --(3)     (0.02)     (0.04)    (0.04)     (0.04)     (0.03)

 Net
 Realized
 and
 Unrealized
 Gain
 (Loss)               (0.42)       0.80     (0.06)      0.67       0.37       0.85
                  ----------   --------   --------  --------   --------   --------
 Total From
 Investment
 Operations           (0.42)       0.78     (0.10)      0.63       0.33       0.82
                  ----------   --------   --------  --------   --------   --------
Net Asset
Value, End of
Period                 $5.58      $6.00      $5.22     $5.32      $4.69      $4.36
                  ==========   ========   ========  ========   ========   ========

TOTAL RETURN(4)      (7.00)%     14.94%    (1.88)%    13.43%      7.57%     23.16%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets              1.35%(5)      1.35%      1.46%     1.50%      1.50%      1.50%

Ratio of Net
Investment
Income (Loss)
to Average Net
Assets            (0.13)%(5)    (0.39)%    (0.67)%   (0.81)%    (0.85)%    (0.89)%

Portfolio
Turnover Rate            32%        73%       151%      162%       215%       138%

Net Assets,
End of Period
(in thousands)       $87,304   $100,120   $112,648  $155,835   $155,530   $160,187

(1) Six months ended May 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

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26

Life Sciences

Institutional Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)

                          2008(1)      2007      2006      2005     2004      2003

PER-SHARE DATA

Net Asset Value,
Beginning of Period         $6.09     $5.29     $5.38     $4.74    $4.40     $3.56
                         --------   -------   -------   -------  -------   -------
Income From
Investment Operations

 Net Investment
 Income (Loss)(2)           --(3)    (0.01)    (0.02)    (0.03)   (0.03)    (0.03)

 Net Realized
 and Unrealized
 Gain (Loss)               (0.41)      0.81    (0.07)      0.67     0.37      0.87
                         --------   -------   -------   -------  -------   -------
 Total From
 Investment
 Operations                (0.41)      0.80    (0.09)      0.64     0.34      0.84
                         --------   -------   -------   -------  -------   -------
Net Asset Value, End
of Period                   $5.68     $6.09     $5.29     $5.38    $4.74     $4.40
                         ========   =======   =======   =======  =======   =======

TOTAL RETURN(4)           (6.73)%    15.12%   (1.67)%    13.50%    7.73%    23.60%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets               1.15%(5)     1.15%     1.26%     1.30%    1.30%     1.30%

Ratio of Net
Investment Income
(Loss) to Average Net
Assets                   0.07%(5)   (0.19)%   (0.47)%   (0.61)%  (0.65)%   (0.69)%

Portfolio Turnover
Rate                          32%       73%      151%      162%     215%      138%

Net Assets, End of
Period (in thousands)      $2,162    $2,309    $2,744    $3,953   $3,510    $4,019

(1) Six months ended May 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

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27

Technology

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                     2008(1)       2007       2006      2005       2004    2003(2)

PER-SHARE DATA

Net Asset
Value,
Beginning of
Period                $25.60     $21.10     $19.61    $18.20     $19.58     $14.40
                  ----------   --------   --------  --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(3)            (0.11)     (0.21)     (0.24)    (0.19)     (0.24)     (0.19)

 Net
 Realized
 and
 Unrealized
 Gain
 (Loss)               (1.86)       4.71       1.73      1.60     (1.14)       5.37
                  ----------   --------   --------  --------   --------   --------
 Total From
 Investment
 Operations           (1.97)       4.50       1.49      1.41     (1.38)       5.18
                  ----------   --------   --------  --------   --------   --------
Net Asset
Value, End of
Period                $23.63     $25.60     $21.10    $19.61     $18.20     $19.58
                  ==========   ========   ========  ========   ========   ========

TOTAL RETURN(4)      (7.70)%     21.33%      7.60%     7.75%    (7.05)%     35.97%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets              1.50%(5)      1.51%      1.51%     1.51%      1.50%      1.50%

Ratio of Net
Investment
Income (Loss)
to Average Net
Assets            (0.95)%(5)    (0.91)%    (1.15)%   (1.06)%    (1.30)%    (1.25)%

Portfolio
Turnover Rate            80%       260%       385%      388%       279%       218%

Net Assets,
End of Period
(in thousands)      $111,487   $130,854   $122,353  $137,710   $166,986   $202,884

(1) Six months ended May 31, 2008 (unaudited).

(2) Per-share data has been restated, as applicable, to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
28

Technology

Institutional Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)

                          2008(1)      2007      2006      2005     2004   2003(2)

PER-SHARE DATA

Net Asset Value,
Beginning of Period        $26.01    $21.40    $19.84    $18.38   $19.74    $14.50
                       ----------   -------   -------   -------  -------   -------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(3)                 (0.09)    (0.17)    (0.20)    (0.15)   (0.20)    (0.16)

 Net Realized
 and Unrealized
 Gain (Loss)               (1.89)      4.78      1.76      1.61   (1.16)      5.40
                       ----------   -------   -------   -------  -------   -------
 Total From
 Investment
 Operations                (1.98)      4.61      1.56      1.46   (1.36)      5.24
                       ----------   -------   -------   -------  -------   -------
Net Asset Value,
End of Period              $24.03    $26.01    $21.40    $19.84   $18.38    $19.74
                       ==========   =======   =======   =======  =======   =======

TOTAL RETURN(4)           (7.61)%    21.54%     7.86%     7.94%  (6.89)%    36.14%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets               1.30%(5)     1.31%     1.31%     1.31%    1.30%     1.30%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets             (0.75)%(5)   (0.71)%   (0.95)%   (0.86)%  (1.10)%   (1.05)%

Portfolio Turnover
Rate                          80%      260%      385%      388%     279%      218%

Net Assets, End of
Period (in
thousands)                 $5,079    $5,481    $5,051    $6,099   $7,805   $10,191

(1) Six months ended May 31, 2008 (unaudited).

(2) Per-share data has been restated, as applicable, to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

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29

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc. and American Century Global
Investment Management, Inc., the funds' investment advisors, are responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century Investments' website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

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30

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (EMERGING MARKETS) INDEX represents the gross performance of stocks in global emerging market countries.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

The S&P COMPOSITE 1500 INDEX combines the S&P 500, MidCap 400 and SmallCap 600 indices. The S&P COMPOSITE 1500 HEALTH CARE INDEX represents those S&P
Composite 1500 companies in two main industry groups: Health care equipment and supplies companies or companies that provide health care related services, and companies that provide research, development, production and marketing of pharmaceuticals and biotechnology products. The S&P COMPOSITE 1500 TECHNOLOGY
INDEX represents those S&P Composite 1500 companies in two main industry groups: Technology software and services companies, and technology hardware and equipment companies.

------
31

NOTES

------
32

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©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0807
CL-SAN-60824S

[front cover]

SEMIANNUAL REPORT
MAY 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

NT INTERNATIONAL GROWTH FUND
NT EMERGING MARKETS FUND

PRESIDENT'S LETTER

[photo of Jonathan Thomas]

JONATHAN THOMAS

Dear Investor,

At American Century Investments®, we are committed to helping you reach your financial goals. Your success is the ultimate measure of our performance.
That's why we focus on achieving superior investment results and building long-term relationships with investors like you.

Part of that relationship is to clearly communicate investment results and what influenced them. To help you monitor your investment with us, we take pride in providing you with the semiannual report for the American Century® NT
International Growth and NT Emerging Markets funds for the six months ended
May 31, 2008. We also recommend americancentury.com, where we provide company news, quarterly portfolio commentaries, investment views, and other useful information.

As noted on the website, 2008 marks the 50th anniversary of American Century
Investments. Since 1958, we've worked to make wise decisions with your interests as our guide. Fifty years also means that we've met the challenges of previous economic downturns. As we've crossed those hurdles and earned your trust, our assets under management have grown to nearly $100 billion, putting us in the top 5% of our industry. This growth has given us the resources to offer a wide array of financial products and services, including a well-diversified line-up of portfolios that provide you with many choices in these uncertain times.

Though our offerings are diverse, they share several key qualities, including our disciplined investment approach and active, team-based management. Strict adherence to our processes and long-term strategies allows us to stay focused during volatile periods. Investors in our portfolios also benefit from the sum of our investment teams' expertise as they share research and information.

We'll continue to work hard to earn your trust. Thank you for your continued
support.

Sincerely,

/s/ Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      International Equity Total Returns . . . . . . . . . . . . . . . . .      2

NT INTERNATIONAL GROWTH

NT EMERGING MARKETS

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .     28
     Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .     29

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century
Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century
Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities.
Performance information for comparative indices and securities is provided to
American Century Investments by third party vendors. To the best of American
Century Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By Mark On, Chief Investment Officer, International Equity

INTERNATIONAL STOCKS RETREAT

Stock performance in both developed and emerging international stock markets turned negative for the six months ended May 31, 2008. Solid results in April and May were not enough to offset the sharp downturn that occurred from
December 2007 through March 2008. Global credit market woes, rising inflationary pressures and slowing economic growth rates combined to drag down stocks. Soaring prices for oil and other commodities added to investors'
malaise, while a weak U.S. dollar complicated outlooks for companies that rely on exports to the United States.

Meanwhile, strong performance from Latin America helped emerging markets outperform the developed markets during the six months.

CREDIT CRUNCH PROMPTS CENTRAL BANK ACTION

Europe couldn't escape the fallout from the U.S. credit crisis; its large banks were investors and players in the U.S. subprime credit market. But coordinated efforts between the European Central Bank (ECB) and the U.S.
Federal Reserve to inject liquidity and ease conditions in short-term money markets limited the risk of a severe global credit crisis.

RATES DROP IN BRITAIN

In Europe, the euro continued to reach record highs versus the U.S. dollar.
Despite increasingly sluggish economic growth throughout Europe, rising inflation caused the ECB to leave its key interest rate unchanged during the six-month period. On the other hand, the Bank of England responded to slower economic growth by cutting its key rate by 75 basis points.

Japan's economic growth remained positive, but the government scaled back its fiscal-year growth forecast, citing rising raw materials prices and turmoil in the global financial markets as obstacles to economic expansion. Japan's benchmark interest rate remained steady at 0.5% -- the lowest among the world's major economies.

VOLATILITY OFFERS OPPORTUNITY

The weak U.S. economy, with its ongoing credit problems, remains an important factor in the outlook for international stocks. Nevertheless, we believe that turbulent times always present the potential for long-term investment gains, and there is no shortage of companies with accelerating earnings that may provide attractive investment opportunities in the months ahead.

International Equity Total Returns
For the six months ended May 31, 2008* (in U.S. dollars)
MSCI EM Index                                         -1.64%
MSCI EAFE Growth Index                                -3.51%
MSCI Europe Index                                     -5.74%
MSCI EAFE Index                                       -5.21%
MSCI World Free Index                                 -4.07%
MSCI EAFE Value Index                                 -6.94%
MSCI Japan Index                                      -2.64%

*Total returns for periods less than one year are not annualized.

------
2

PERFORMANCE
NT International Growth

Total Returns as of May 31, 2008
                                                      Average Annual
                                                          Returns
                                                           Since        Inception
                             6 months(1)    1 year       Inception        Date
INSTITUTIONAL CLASS             -2.92%       5.36%        10.98%         5/12/06
MSCI EAFE INDEX                 -5.21%      -2.53%         7.81%           --
MSCI EAFE GROWTH INDEX          -3.51%       2.83%         9.68%           --

(1) Total returns for periods less than one year are not annualized.

Growth of $10,000 Over Life of Class

$10,000 investment made May 12, 2006

One-Year Returns Over Life of Class
Periods ended May 31
                            2006*    2007     2008
Institutional Class         -6.60%  25.87%    5.36%
MSCI EAFE Index             -5.59%  26.84%   -2.53%
MSCI EAFE Growth Index      -6.04%  25.13%    2.83%

*From 5/12/06, the Institutional Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

PORTFOLIO COMMENTARY
NT International Growth

Portfolio Managers: Alex Tedder and Raj Gandhi

PERFORMANCE SUMMARY

NT International Growth returned -2.92%* for the six months ended May 31,
2008. The portfolio's benchmark, the MSCI EAFE Index, returned -5.21%.

The combination of rising inflationary pressures (triggered by soaring oil and food prices), ongoing global credit-market concerns and slowing economic growth rates led to a sharp downturn among most international stock markets.
Overall, our favorable stock selection and effective allocation decisions accounted for the portfolio's outperformance relative to the benchmark.

CANADA LED ALL COUNTRIES

From a country perspective, Canada (which was not represented in the benchmark), along with Germany and Italy made the greatest positive contributions to the portfolio's relative performance. Within each country, strong stock selection led to solid results.

On the other hand, our positions in Japan, India and France detracted from relative results. Stock selection was the primary culprit in Japan and France.
Our small position in India posted a negative return for the reporting period, and the benchmark had no exposure to India.

MATERIALS, HEALTH CARE WERE TOP SECTORS

The portfolio's materials sector made the greatest positive contribution to relative performance, due to our overweight to the sector and good stock selection. In particular, our stock picks in the chemicals industry -- along with an overweight -- generated strong performance. Our position in Germany's
K+S AG, a producer of potash for use in fertilizers, represented the fund's top contributor for the reporting period. The company's stock benefited from the extended agriculture boom, greater-than-expected earnings and soaring demand for potash.

Our health care stocks also were strong contributors to relative performance.
Specifically, overweights to Denmark's Novo Nordisk AS, a pharmaceutical company specializing in insulin treatments for diabetes, and Australia's CSL
Limited, a biotechnology company specializing in vaccines, contributed favorably.

Stock selection and an overweight also led to good relative performance in the energy sector. In particular, Italy's Saipem, an oil field services company, was the energy sector's top contributor, advancing on rising offshore revenues stemming from increased activity in the Middle East.

Top Ten Holdings as of May 31, 2008
                                        % of net       % of net
                                      assets as of   assets as of
                                         5/31/08       11/30/07
Tesco plc                                 1.9%           1.3%
BG Group plc                              1.8%           1.5%
ENI SpA                                   1.8%           0.4%
Total SA                                  1.8%           1.3%
Rio Tinto Ltd.                            1.7%           0.8%
CEZ AS                                    1.7%           1.0%
Nintendo Co., Ltd.                        1.6%           1.7%
Saipem SpA                                1.6%           1.6%
Julius Baer Holding AG                    1.5%           1.7%
Scottish and Southern Energy plc          1.5%           1.1%

*Total returns for periods less than one year are not annualized.

------
4

NT International Growth

CONSUMER SECTORS LAGGED

The consumer discretionary and consumer staples sectors represented the largest detractors from the portfolio's relative performance despite underweight positions, primarily due to unfavorable stock selection. In the discretionary sector, our holdings among specialty retailers and textiles, apparel and luxury goods companies generated disappointing performance. In particular, our position in Burberry Group, the British high-end clothing company, and Hong Kong's Esprit Holdings, a fashion retailer, were among the fund's largest detractors. In the staples sector, poor performance from food and staples retailers accounted for the bulk of the decline.

OUTLOOK

NT International Growth invests in companies located throughout the world exhibiting accelerating earnings and revenue growth. Our analysis indicates the long-term outlook for large-cap growth companies remains positive. The portfolio has broad exposure to high-quality growth companies in numerous markets, and although economic uncertainty and market volatility characterize the current climate, we believe these companies will deliver solid long-term returns.

Investments by Country as of May 31, 2008
                                       % of net        % of net
                                     assets as of    assets as of
                                       5/31/08         11/30/07
United Kingdom                          19.3%           13.6%
Japan                                   12.5%           13.3%
Germany                                  8.9%           10.5%
Switzerland                              8.2%           10.3%
France                                   7.6%            8.7%
Australia                                5.2%            5.8%
Italy                                    3.9%            3.3%
Spain                                    3.5%            3.4%
Canada                                   3.1%            3.6%
Hong Kong                                3.1%            1.5%
Denmark                                  2.6%            2.2%
Belgium                                  2.3%            2.0%
Norway                                   2.1%            2.0%
Greece                                   2.1%            1.6%
Other Countries                         12.7%           17.6%
Cash and Equivalents(1)                  2.9%            0.6%

(1) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Types of Investments in Portfolio
                                       % of net        % of net
                                     assets as of    assets as of
                                        5/31/08        11/30/07
Foreign Common Stocks & Rights           97.1%          99.0%
Foreign Preferred Stocks                  --             0.4%
TOTAL EQUITY EXPOSURE                    97.1%          99.4%
Temporary Cash Investments               2.2%            1.2%
Other Assets and Liabilities(2)          0.7%           (0.6)%

(2) Includes securities lending collateral and other assets and liabilities.

------
5

SCHEDULE OF INVESTMENTS
NT International Growth

MAY 31, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks & Rights -- 97.1%

AUSTRALIA -- 5.2%
      20,931  BHP Billiton Ltd.                                          $ 870,801
     125,234  Boart Longyear Group                                         247,932
      23,200  CSL Ltd.                                                     883,102
      48,600  Oxiana Ltd.(1)                                               143,626
       9,723  QBE Insurance Group Ltd.                                     227,269
       9,546  Rio Tinto Ltd.(1)                                          1,259,911
       8,400  Westpac Banking Corp.                                        186,785
                                                                       -----------
                                                                         3,819,426
                                                                       -----------
BELGIUM -- 2.3%
       6,055  KBC Groupe                                                   747,081
      37,230  SES SA Fiduciary Depositary Receipt                          984,630
                                                                       -----------
                                                                         1,731,711
                                                                       -----------
BRAZIL -- 1.7%
      37,000  Bolsa de Mercadorias e Futuros -- BM&F SA                    423,714
      10,200  Net Servicos de Comunicacao SA(2)                            145,696
      34,400  Redecard SA                                                  723,843
                                                                       -----------
                                                                         1,293,253
                                                                       -----------
CANADA -- 3.1%
       2,300  Agnico-Eagle Mines Ltd.                                      162,587
       4,600  EnCana Corp.                                                 415,702
       2,200  Potash Corp. of Saskatchewan                                 436,988
       3,700  Research In Motion Ltd.(2)                                   513,819
      10,800  Suncor Energy Inc.                                           737,177
                                                                       -----------
                                                                         2,266,273
                                                                       -----------
CZECH REPUBLIC -- 1.7%
      14,900  CEZ AS                                                     1,231,099
                                                                       -----------
DENMARK -- 2.6%
      15,900  Novo Nordisk AS B Shares                                   1,034,535
       6,200  Vestas Wind Systems AS(2)                                    853,353
                                                                       -----------
                                                                         1,887,888
                                                                       -----------
FINLAND -- 0.6%
      16,000  Nokia Oyj                                                    461,234
                                                                       -----------
FRANCE -- 7.6%
       3,700  ALSTOM Co.                                                   932,659
      14,165  AXA SA                                                       500,449
       6,000  Carrefour SA                                                 420,692
       5,982  Groupe Danone                                                523,660
       1,400  Lafarge SA                                                   253,190
       1,600  Schneider Electric SA                                        200,972

Shares                                                                       Value

       1,778  Societe Generale(1)                                        $ 184,771
         744  Societe Generale -- new shares(2)                             76,160
       5,000  Suez SA                                                      372,590
      14,924  Total SA                                                   1,302,256
       3,980  Ubisoft Entertainment SA(2)                                  385,742
       6,200  Vinci SA(1)                                                  467,124
                                                                       -----------
                                                                         5,620,265
                                                                       -----------
GERMANY -- 8.9%
       7,000  adidas AG                                                    493,530
       1,100  Allianz SE(1)                                                208,244
       2,600  BASF SE                                                      389,799
       5,640  Deutsche Boerse AG(1)                                        809,240
       9,270  Fresenius Medical Care AG & Co. KGaA(1)                      516,572
      12,843  GEA Group AG                                                 500,096
       3,700  Hochtief AG                                                  428,253
       1,983  K+S AG                                                       929,620
       7,100  Linde AG(1)                                                1,066,883
       4,744  Q-Cells AG(1)(2)                                             576,766
       3,777  SGL Carbon AG(2)                                             280,867
       3,200  Siemens AG                                                   363,013
                                                                       -----------
                                                                         6,562,883
                                                                       -----------
GREECE -- 2.1%
      11,000  Coca-Cola Hellenic Bottling Co. SA                           500,033
      18,884  National Bank of Greece SA                                 1,072,291
                                                                       -----------
                                                                         1,572,324
                                                                       -----------
HONG KONG -- 3.1%
      29,500  China Mobile Ltd.                                            433,604
      18,300  Esprit Holdings Ltd.                                         213,872
      25,600  Hang Seng Bank Ltd.                                          518,656
     116,000  Li & Fung Ltd.                                               438,518
      37,471  Melco PBL Entertainment (Macau) Ltd. ADR(2)                  445,530
      13,000  Sun Hung Kai Properties Ltd.                                 208,905
                                                                       -----------
                                                                         2,259,085
                                                                       -----------
INDIA -- 1.3%
       2,400  Bharat Heavy Electricals Ltd.                                 94,671
      15,900  Bharti Airtel Ltd.(2)                                        330,351
       8,500  Housing Development Finance Corp. Ltd.                       518,720
                                                                       -----------
                                                                           943,742
                                                                       -----------
IRELAND -- 0.1%
       8,093  Anglo Irish Bank Corp. plc                                   105,758
                                                                       -----------

------
6

NT International Growth

Shares                                                                       Value

ITALY -- 3.9%
      32,011  ENI SpA                                                  $ 1,303,751
      15,000  Finmeccanica SpA                                             454,576
      25,262  Saipem SpA(1)                                              1,160,139
                                                                       -----------
                                                                         2,918,466
                                                                       -----------
JAPAN -- 12.5%
       9,700  Canon, Inc.                                                  523,404
       8,800  Daikin Industries Ltd.                                       453,978
       3,500  Fanuc Ltd.                                                   380,037
       2,100  FAST RETAILING CO. LTD.                                      181,622
      29,000  iShares MSCI Japan Index Fund                                393,530
      13,000  Japan Steel Works Ltd. (The)                                 269,986
      14,500  Konami Corp.                                                 529,398
      30,500  Kuraray Co. Ltd.                                             384,974
      51,000  Marubeni Corp.                                               454,623
      23,500  Mitsubishi Corp.                                             811,190
      19,000  Mitsubishi Electric Corp.                                    214,955
      41,000  Mitsui O.S.K. Lines, Ltd.                                    618,596
       2,200  Nintendo Co., Ltd.                                         1,210,052
      14,000  Shiseido Co., Ltd.                                           343,196
       6,600  Sony Corp.(1)                                                330,469
         224  Sony Financial Holdings Inc.                                 915,544
      15,000  Sumitomo Realty & Development Co. Ltd.                       384,068
       7,400  Terumo Corp.                                                 368,421
      10,000  Toyota Motor Corp.                                           509,246
                                                                       -----------
                                                                         9,277,289
                                                                       -----------
LUXEMBOURG -- 0.8%
       5,400  Millicom International Cellular SA(1)                        625,644
                                                                       -----------
MULTI-NATIONAL -- 1.2%
      11,100  iShares MSCI EAFE Index Fund                                 852,480
                                                                       -----------
NETHERLANDS -- 0.9%
      15,500  ASML Holding N.V.                                            463,699
      13,000  Koninklijke KPN N.V.                                         236,622
                                                                       -----------
                                                                           700,321
                                                                       -----------
NORWAY -- 2.1%
      17,690  Aker Solutions ASA                                           499,414
      34,800  Norsk Hydro ASA(1)                                           552,630
       6,200  Seadrill Ltd.                                                202,384
       4,400  Yara International ASA                                       333,837
                                                                       -----------
                                                                         1,588,265
                                                                       -----------

Shares                                                                       Value

PEOPLE'S REPUBLIC OF CHINA -- 1.2%
      88,000  China Communications Construction Co. Ltd. H
              Shares                                                     $ 193,512
     162,500  China Merchants Bank Co., Ltd. H Shares                      582,027
       2,768  Ctrip.com International, Ltd. ADR                            161,596
                                                                       -----------
                                                                           937,135
                                                                       -----------
RUSSIAN FEDERATION -- 1.0%
       2,600  OAO LUKOIL                                                   290,940
     117,200  Sberbank                                                     424,264
                                                                       -----------
                                                                           715,204
                                                                       -----------
SINGAPORE -- 0.7%
      35,000  Keppel Corp. Ltd.                                            311,557
      14,000  United Overseas Bank Ltd.                                    207,499
                                                                       -----------
                                                                           519,056
                                                                       -----------
SOUTH KOREA -- 0.4%
         400  Samsung Electronics                                          288,257
                                                                       -----------
SPAIN -- 3.5%
      45,900  Banco Santander SA                                           956,135
      31,230  Cintra Concesiones de Infraestructuras de
              Transporte SA(1)                                             480,501
      10,300  Gamesa Corporacion Tecnologica SA                            533,109
      21,700  Telefonica SA                                                622,848
                                                                       -----------
                                                                         2,592,593
                                                                       -----------
SWEDEN -- 0.7%
       4,000  Oriflame Cosmetics SA SDR                                    284,066
      87,900  Telefonaktiebolaget LM Ericsson Cl B                         239,144
                                                                       -----------
                                                                           523,210
                                                                       -----------
SWITZERLAND -- 8.2%
      22,615  ABB Ltd.(2)                                                  734,456
       8,331  Compagnie Financiere Richemont SA Cl A                       518,989
      14,000  Julius Baer Holding AG                                     1,145,405
       2,200  Nestle SA                                                  1,081,431
      12,465  Novartis AG                                                  654,574
       2,866  Roche Holding AG                                             493,977
         200  SGS SA                                                       300,403
       3,607  Syngenta AG                                                1,098,429
         245  UBS AG(2)                                                      5,898
         245  UBS AG Rights(2)                                                 327
                                                                       -----------
                                                                         6,033,889
                                                                       -----------

------
7

NT International Growth

Shares                                                                       Value

TAIWAN (REPUBLIC OF CHINA) -- 0.4%
     147,000  AU Optronics Corp.                                         $ 282,279
                                                                       -----------
UNITED KINGDOM -- 19.3%
       9,000  Admiral Group plc                                            155,445
      14,900  Aggreko plc                                                  178,403
      35,500  AMEC plc                                                     586,777
      10,299  Anglo American plc                                           697,450
      25,878  Aquarius Platinum Ltd.                                       423,892
      54,031  BG Group plc                                               1,354,864
      23,786  Burberry Group plc                                           235,565
      34,900  Cadbury plc                                                  465,912
      42,201  Capita Group plc                                             565,469
      71,000  Compass Group plc                                            527,362
      30,972  GlaxoSmithKline plc                                          683,090
      61,208  HSBC Holdings plc(1)                                       1,033,004
      20,600  ICAP plc                                                     251,343
      83,200  International Power plc                                      732,510
      43,514  Man Group plc                                                535,229
      18,108  Reckitt Benckiser Group plc                                1,066,670
      29,098  Reed Elsevier plc                                            366,555
      38,600  Scottish and Southern Energy plc                           1,125,418
      15,400  Standard Chartered plc                                       572,233
     173,982  Tesco plc                                                  1,427,014
      77,800  TUI Travel plc                                               376,385
     281,900  Vodafone Group plc                                           905,938
                                                                       -----------
                                                                        14,266,528
                                                                       -----------
TOTAL COMMON STOCKS & RIGHTS
(Cost $59,524,061)                                                      71,875,557
                                                                       -----------

Temporary Cash Investments -- 2.2%

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations, 2.00%,
1/15/16, valued at $1,633,060), in a joint trading account at
2.20%, dated 5/30/08, due 6/2/08 (Delivery value $1,600,293)
(Cost $1,600,000)                                                        1,600,000
                                                                       -----------

                                                                             Value

Temporary Cash Investments -- Securities Lending Collateral(3) -- 6.1%

Repurchase Agreement, Barclays Capital Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 5/30/08, due 6/2/08
(Delivery value $1,000,192)                                            $ 1,000,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.35%, dated 5/30/08,
due 6/2/08 (Delivery value $1,000,196)                                   1,000,000

Repurchase Agreement, Credit Suisse Securities USA LLC,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.35%, dated 5/30/08,
due 6/2/08 (Delivery value $1,000,196)                                   1,000,000

Repurchase Agreement, Deutsche Bank Securities Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 5/30/08,
due 6/2/08 (Delivery value $558,875)                                       558,768

Repurchase Agreement, Lehman Brothers Inc./Lehman Brothers
Commercial Paper Inc., (collateralized by various U.S.
Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 5/30/08, due 6/2/08 (Delivery value
$1,000,192)                                                              1,000,000
                                                                       -----------
TOTAL TEMPORARY CASH INVESTMENTS -- SECURITIES LENDING COLLATERAL
(Cost $4,558,768)                                                        4,558,768
                                                                       -----------
TOTAL INVESTMENT SECURITIES -- 105.4%
(Cost $65,682,829)                                                      78,034,325
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- (5.4)%                                 (4,004,505)
                                                                       -----------
TOTAL NET ASSETS -- 100.0%                                             $74,029,820
                                                                       ===========

------
8

NT International Growth

Market Sector Diversification

(as a % of net assets)

Financials                       18.5%
Industrials                      16.5%
Materials                        12.5%
Energy                            9.8%
Consumer Staples                  8.2%
Consumer Discretionary            8.0%
Information Technology            6.6%
Health Care                       6.3%
Utilities                         4.7%
Telecommunication Services        4.3%
Diversified                       1.7%
Cash and Equivalents*             2.9%

*Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

EAFE = Europe, Australasia, and Far East

MSCI = Morgan Stanley Capital International

SDR = Swedish Depositary Receipt

(1) Security, or a portion thereof, was on loan as of May 31, 2008.

(2) Non-income producing.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
9

PERFORMANCE
NT Emerging Markets

Total Returns as of May 31, 2008
                                                       Average Annual
                                                          Returns
                                                           Since        Inception
                          6 months(1)      1 year        Inception         Date
INSTITUTIONAL CLASS          -6.09%        14.15%          23.09%        5/12/06
MSCI EM INDEX                -1.64%        21.67%          20.85%           --

(1) Total returns for periods less than one year are not annualized.

Growth of $10,000 Over Life of Class

$10,000 investment made May 12, 2006

One-Year Returns Over Life of Class
Periods ended May 31
                           2006*     2007     2008
NT Emerging Markets       -8.50%   46.74%   14.15%
MSCI EM Index            -12.21%   38.16%   21.67%

*From 5/12/06, the Institutional Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
10

PORTFOLIO COMMENTARY
NT Emerging Markets

Portfolio Managers: Mark On and Patricia Ribeiro

PERFORMANCE SUMMARY

NT Emerging Markets returned -6.09%* for the six months ended May 31, 2008.
The portfolio's benchmark, the MSCI EM Index, returned -1.64%.

The combination of rising inflationary pressures (triggered by soaring oil and food prices), ongoing global credit-market concerns and slowing economic growth rates led to a sharp downturn among most international stock markets.
Emerging-market stocks outperformed the developed markets, which, as measured by the MSCI EAFE Index, returned -5.21% for the reporting period.

As investors sought protection from a slowing economy, the value segments of the emerging markets outperformed the growth segments: the MSCI Emerging
Markets Value Index returned 0.41%, while the MSCI Emerging Markets Growth
Index returned -3.69%. As such, our focus on growth factors and growth stocks weighed significantly on the portfolio's return and accounted for the bulk of the performance shortfall relative to the benchmark.

LARGEST COUNTRY WEIGHTINGS DETRACTED

From a regional perspective, three of the portfolio's largest-weighted countries -- China, Brazil and Korea -- were the greatest detractors from relative performance despite underweight positions relative to the benchmark.
Our growth-oriented stock selection led to lagging results in China and Korea.
The portfolio's absolute return in the Brazilian market was positive, but currency effects and an underweight primarily accounted for the country's poor relative performance.

On the positive side, Russia, Israel and the Czech Republic had the greatest positive influence on portfolio performance. Stock selection was helpful in
Russia, while overweights contributed favorably in Israel and the Czech
Republic. Russia's Uralkali, a producer of potash, was the portfolio's top contributor for the reporting period, benefiting from strong emerging-market demand for fertilizers.

TECHNOLOGY, CONSUMER SECTORS LAGGED

On an absolute basis, seven out of the portfolio's 10 sectors posted negative returns for the reporting period; only the materials, health care and energy sectors posted positive returns. The information technology, consumer discretionary and consumer staples sectors represented the largest detractors from relative performance, primarily due to our preference for growth stocks.
In the consumer discretionary sector, stock selection and an overweight in the media industry accounted for the bulk of the shortfall.

Top Ten Holdings as of May 31, 2008
                                  % of net       % of net
                                assets as of   assets as of
                                   5/31/08       11/30/07
Petroleo Brasileiro SA ADR          4.7%           3.0%
Samsung Electronics                 3.5%           1.5%
OAO Gazprom ADR                     3.2%           0.9%
Cia Vale do Rio Doce ADR            3.0%           2.1%
OAO LUKOIL                          2.3%           0.9%
China Mobile Ltd. ADR               2.3%           2.3%
Israel Chemicals Ltd.               2.2%           0.3%
Uralkali GDR                        1.7%           0.4%
MegaStudy Co., Ltd.                 1.7%           1.3%
Sasol Ltd.                          1.7%            --

*Total returns for periods less than one year are not annualized.

------
11

NT Emerging Markets

China's Focus Media was among the portfolio's largest detractors, suffering from the general downdraft in China's equities, and primarily from charges that the company spammed wireless phone users. We subsequently exited our position.

The portfolio's top relative contributors from a sector perspective included industrials, materials and financials. Stock selection was strong in the industrials and materials sectors, while an underweight helped the portfolio's relative performance in the troubled financials sector.

Within the materials sector, stock selection in the chemicals industry was particularly strong. Similar to its position in Russia's Uralkali, the portfolio benefited from an overweight position in Israel Chemicals, which advanced on soaring fertilizer demand and the limited supply of potash and phosphate. The Tel Aviv-based company also realized positive results from acquisitions completed during the past year.

OUTLOOK

Focusing on equity securities of companies located in emerging-market countries, we will continue to seek companies exhibiting improving earnings and revenue growth rates. Additionally, we will continue to select stocks based on extensive company-level research that focuses on identifying accelerating growth characteristics.

Investments by Country as of May 31, 2008
                                       % of net       % of net
                                     assets as of   assets as of
                                       5/31/08        11/30/07
Brazil                                  17.0%           11.5%
People's Republic of China              10.9%           14.6%
Russian Federation                      10.6%           7.4%
South Korea                             10.5%           12.9%
Taiwan (Republic of China)              10.2%           6.8%
South Africa                             5.0%           6.8%
India                                    5.0%           9.0%
Malaysia                                 3.1%           2.0%
Isreal                                   3.0%           0.6%
Czech Republic                           2.9%           2.1%
Mexico                                   2.9%           4.7%
Indonesia                                2.5%           4.3%
Hong Kong                                2.5%           3.0%
Thailand                                 2.1%            --
Poland                                   2.0%           0.7%
Other Countries                          5.6%           9.7%
Cash and Equivalents(1)                  4.2%           3.9%

(1) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Types of Investments in Portfolio
                                       % of net       % of net
                                     assets as of   assets as of
                                        5/31/08       11/30/07
Foreign Common Stocks                    94.6%          96.1%
Foreign Preferred Stocks                 1.2%            --
TOTAL EQUITY EXPOSURE                    95.8%          96.1%
Temporary Cash Investments               2.8%           3.5%
Other Assets and Liabilities(2)          1.4%           0.4%

(2) Includes securities lending collateral and other assets and liabilities.

------
12

SCHEDULE OF INVESTMENTS
NT Emerging Markets

MAY 31, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 94.6%

BRAZIL -- 15.8%
    12,400  Banco do Brasil SA                                           $ 248,046
    13,500  Bolsa de Mercadorias e Futuros -- BM&F SA                      154,599
    21,800  Cia Vale do Rio Doce ADR                                       867,203
     8,449  Dufry South America Ltd. BDR(1)                                200,623
     5,600  GVT Holding SA(1)                                              127,985
     9,600  Lojas Renner SA                                                237,154
     5,921  LPS Brasil -- Consultoria de Imoveis SA                        117,642
     8,800  Lupatech SA(1)                                                 343,739
    19,328  Petroleo Brasileiro SA ADR                                   1,362,624
    17,550  Redecard SA                                                    369,286
    18,000  Rossi Residencial SA                                           176,052
    14,400  Unibanco-Uniao de Bancos Brasileiros SA                        225,329
    18,800  Vivo Participacoes SA ADR(1)(2)                                131,788
                                                                       -----------
                                                                         4,562,070
                                                                       -----------
CHILE -- 0.4%
    16,400  Compania Cervecerias Unidas SA                                 118,106
                                                                       -----------
CZECH REPUBLIC -- 2.9%
     5,800  CEZ AS                                                         479,220
     1,400  Komercni Banka AS                                              363,285
                                                                       -----------
                                                                           842,505
                                                                       -----------
EGYPT -- 0.7%
     2,700  Orascom Construction Industries                                198,863
                                                                       -----------
HONG KONG -- 2.5%
    62,000  AAC Acoustic Technology Holdings Inc.(1)                        56,172
     8,900  China Mobile Ltd. ADR                                          656,738
                                                                       -----------
                                                                           712,910
                                                                       -----------
INDIA -- 5.0%
     3,300  Aban Offshore Ltd.(1)                                          313,218
     5,800  Jindal Steel & Power Ltd.                                      321,834
    29,400  Power Finance Corp. Ltd.(1)                                     97,802
     3,000  Reliance Industries Ltd.                                       171,027
    32,800  Rolta India Ltd.                                               236,392
     3,000  Sesa GOA Ltd.                                                  305,412
                                                                       -----------
                                                                         1,445,685
                                                                       -----------
INDONESIA -- 2.5%
   449,500  PT Bumi Resources Tbk                                          388,457
   214,000  PT United Tractors Tbk                                         331,970
                                                                       -----------
                                                                           720,427
                                                                       -----------

Shares                                                                       Value

ISRAEL -- 3.0%
    12,700  Delek Automotive Systems Ltd.                                $ 237,409
    27,800  Israel Chemicals Ltd.                                          637,086
                                                                       -----------
                                                                           874,495
                                                                       -----------
LUXEMBOURG -- 1.0%
     4,900  Tenaris SA ADR(2)                                              300,370
                                                                       -----------
MALAYSIA -- 3.1%
   161,900  AMMB Holdings Bhd                                              198,877
   209,875  KNM Group Bhd                                                  450,195
   596,000  SapuraCrest Petroleum Bhd                                      257,531
                                                                       -----------
                                                                           906,603
                                                                       -----------
MEXICO -- 2.9%
     7,000  America Movil, SAB de CV ADR                                   418,390
    62,561  Axtel, SAB de CV(1)                                            125,406
    58,700  Grupo Financiero Banorte, SAB de CV(2)                         284,925
                                                                       -----------
                                                                           828,721
                                                                       -----------
PAKISTAN -- 0.5%
     7,327  Oil & Gas Development Co. Ltd. GDR                             141,045
                                                                       -----------
PEOPLE'S REPUBLIC OF CHINA -- 10.9%
   172,000  Agile Property Holdings Ltd.(2)                                224,820
   197,000  Asia Cement China Holdings Corp.(1)                            178,734
   916,000  China Gas Holdings Ltd.                                        325,149
   148,000  China High Speed Transmission Equipment Group Co.,
            Ltd.(1)                                                        259,830
    83,500  China Merchants Bank Co., Ltd. H Shares                        299,072
   112,000  China Oilfield Services Ltd.(1)                                217,583
    90,000  China Resources Power Holdings Co.                             249,694
    51,000  China Shenhua Energy Co. Ltd. H Shares(2)                      227,435
   227,000  CNOOC Ltd.                                                     395,615
   444,000  Industrial and Commercial Bank of China Ltd. H
            Shares                                                         331,711
    35,000  Parkson Retail Group Ltd.(2)                                   300,505
   321,000  Want Want China Holdings Ltd.(2)                               139,037
                                                                       -----------
                                                                         3,149,185
                                                                       -----------
PERU -- 1.0%
     3,300  Credicorp Ltd.                                                 275,418
                                                                       -----------
PHILIPPINES -- 0.3%
   957,000  Alliance Global Group Inc.(1)                                   74,809
                                                                       -----------

------
13

NT Emerging Markets

Shares                                                                       Value

POLAND -- 2.0%
     1,600  BRE Bank SA(1)                                               $ 302,576
    12,200  Powszechna Kasa Oszczednosci Bank Polski SA                    283,328
                                                                       -----------
                                                                           585,904
                                                                       -----------
RUSSIAN FEDERATION -- 10.6%
    10,183  Globaltrans Investment plc GDR (Acquired
            4/30/08-5/7/08, Cost $136,710)(1)(3)                           156,615
     6,300  Mechel OAO ADR(1)                                              363,006
    15,100  OAO Gazprom ADR(1)                                             912,039
     6,000  OAO LUKOIL                                                     671,400
     5,401  OJSC Pharmstandard GDR(1)                                      156,629
     8,100  Uralkali GDR (Acquired 10/15/07-1/30/08, Cost
            $209,278)(3)                                                   487,620
     8,173  X5 Retail Group N.V. GDR(1)                                    302,401
                                                                       -----------
                                                                         3,049,710
                                                                       -----------
SOUTH AFRICA -- 5.0%
    11,300  Exxaro Resources Ltd.                                          234,016
     6,900  Impala Platinum Holdings Ltd.                                  294,871
     6,566  Kumba Iron Ore Ltd.(2)                                         293,531
     6,000  Naspers Ltd.                                                   140,035
     7,800  Sasol Ltd.                                                     485,112
                                                                       -----------
                                                                         1,447,565
                                                                       -----------
SOUTH KOREA -- 10.5%
     1,400  Daelim Industrial Co., Ltd.                                    168,150
    10,600  Doosan Infracore Co., Ltd.                                     348,437
     1,400  MegaStudy Co., Ltd.                                            487,430
     1,100  NHN Corp.(1)                                                   227,970
     1,400  Samsung Electronics                                          1,008,899
    12,000  Sung Kwang Bend Co., Ltd.(1)                                   419,548
     3,400  Taewoong Co. Ltd.(1)                                           371,991
                                                                       -----------
                                                                         3,032,425
                                                                       -----------
SWITZERLAND -- 0.5%
       840  Orascom Development Holding AG(1)                              129,714
                                                                       -----------
TAIWAN (REPUBLIC OF CHINA) -- 10.2%
   204,611  Asia Cement Corp.                                              380,124
    88,000  Cathay Financial Holding Co., Ltd.                             224,829
    24,000  MediaTek Inc.                                                  299,877

Shares                                                                       Value

    53,000  Taiwan Fertilizer Co., Ltd.                                  $ 256,178
   215,000  Taiwan Semiconductor Manufacturing Co. Ltd.                    463,756
   166,000  Tung Ho Steel Enterprise Corp.                                 346,601
   147,000  U-Ming Marine Transport Corp.                                  474,654
    86,565  Wistron Corp.                                                  148,011
   374,000  Yuanta Financial Holding Co., Ltd.(1)                          348,021
                                                                       -----------
                                                                         2,942,051
                                                                       -----------
THAILAND -- 2.1%
    89,200  Kasikornbank PCL Receipt                                       233,328
    54,400  PTT Chemical PCL(1)                                            184,151
   128,100  Thoresen Thai Agencies PCL                                     201,049
                                                                       -----------
                                                                           618,528
                                                                       -----------
TURKEY -- 0.8%
    18,665  Enka Insaat ve Sanayi AS                                       223,955
                                                                       -----------
UNITED KINGDOM -- 0.4%
     7,900  Antofagasta plc                                                107,890
                                                                       -----------
TOTAL COMMON STOCKS
(Cost $22,547,120)                                                      27,288,954
                                                                       -----------

Preferred Stocks -- 1.2%

BRAZIL -- 1.2%
     7,200  Gerdau SA                                                      359,270
(Cost $302,718)
                                                                       -----------

Temporary Cash Investments -- 2.8%

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations, 2.00%,
1/15/16, valued at $816,530), in a joint trading account at
2.20%, dated 5/30/08, due 6/2/08 (Delivery value $800,147)
(Cost $800,000)                                                            800,000
                                                                       -----------

------
14

NT Emerging Markets

                                                                             Value

Temporary Cash Investments -- Securities Lending Collateral(4) -- 4.4%

Repurchase Agreement, Barclays Capital Inc., (collateralized by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.30%, dated 5/30/08, due
6/2/08 (Delivery value $250,048)                                         $ 250,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.35%, dated
5/30/08, due 6/2/08 (Delivery value $250,049)                              250,000

Repurchase Agreement, Credit Suisse Securities USA LLC,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.35%, dated
5/30/08, due 6/2/08 (Delivery value $246,604)                              246,556

Repurchase Agreement, Deutsche Bank Securities Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated
5/30/08, due 6/2/08 (Delivery value $260,594)                              260,544

Repurchase Agreement, Lehman Brothers Inc./Lehman Brothers
Commercial Paper Inc., (collateralized by various U.S.
Government Agency obligations in a pooled account at the
lending agent), 2.30%, dated 5/30/08, due 6/2/08 (Delivery
value $250,048)                                                            250,000
                                                                       -----------
TOTAL TEMPORARY CASH INVESTMENTS -- SECURITIES LENDING
COLLATERAL
(Cost $1,257,100)                                                        1,257,100
                                                                       -----------
TOTAL INVESTMENT SECURITIES -- 103.0%
(Cost $24,906,938)                                                      29,705,324
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- (3.0)%                                   (852,240)
                                                                       -----------
TOTAL NET ASSETS -- 100.0%                                             $28,853,084
                                                                       ===========

\

Market Sector Diversification

(as a % of net assets)

Energy                           21.8%
Materials                        19.5%
Financials                       15.9%
Industrials                      12.1%
Information Technology            8.5%
Consumer Discretionary            6.6%
Telecommunication Services        5.1%
Utilities                         3.6%
Consumer Staples                  2.2%
Health Care                       0.5%
Cash and Equivalents*             4.2%

*Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

BDR = Brazilian Depositary Receipt

GDR = Global Depositary Receipt

OJSC = Open Joint Stock Company

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of May 31, 2008.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2008 was $644,235, which represented 2.2% of total net assets.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
15

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
16

                                                   Expenses Paid
                    Beginning         Ending       During Period*
                  Account Value   Account Value      12/1/07 -        Annualized
                     12/1/07         5/31/08          5/31/08       Expense Ratio*

NT International Growth -- Institutional Class
Actual               $1,000          $970.80           $5.42            1.10%
Hypothetical         $1,000         $1,019.50          $5.55            1.10%

NT Emerging Markets -- Institutional Class
Actual               $1,000          $939.10           $7.42            1.53%
Hypothetical         $1,000         $1,017.35          $7.72            1.53%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
17

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008 (UNAUDITED)
                                                                NT
                                                     International     NT Emerging
                                                            Growth         Markets
ASSETS

Investment securities, at value (cost of
$61,124,061 and $23,649,838, respectively) --
including $4,344,354 and $1,232,581 of
securities on loan, respectively                       $73,475,557     $28,448,224

Investments made with cash collateral received
for securities on loan, at value (cost of
$4,558,768 and $1,257,100, respectively)                 4,558,768       1,257,100
                                                       -----------     -----------
Total investment securities, at value (cost of
$65,682,829 and $24,906,938, respectively)              78,034,325      29,705,324

Cash                                                            --         281,235

Foreign currency holdings, at value (cost of
$232,271 and $87,997, respectively)                        232,271          87,999

Receivable for investments sold                          4,590,937         188,476

Dividends and interest receivable                          333,819          83,514
                                                       -----------     -----------
                                                        83,191,352      30,346,548
                                                       -----------     -----------

LIABILITIES

Disbursements in excess of demand deposit cash           4,323,976              --

Payable for collateral received for securities
on loan                                                  4,558,768       1,257,100

Payable for investments purchased                          208,802         202,951

Accrued management fees                                     69,986          33,413
                                                       -----------     -----------
                                                         9,161,532       1,493,464
                                                       -----------     -----------

NET ASSETS                                             $74,029,820     $28,853,084
                                                       ===========     ===========

INSTITUTIONAL CLASS CAPITAL SHARES, $0.01 PAR VALUE
Authorized                                              50,000,000      50,000,000
                                                       ===========     ===========
Outstanding                                              6,205,659       2,295,745
                                                       ===========     ===========

NET ASSET VALUE PER SHARE                                   $11.93          $12.57
                                                       ===========     ===========

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                $62,091,569     $22,564,388

Undistributed net investment income                        608,490          55,949

Accumulated undistributed net realized gain
(loss) on investment and foreign currency
transactions                                           (1,006,215)       1,453,852

Net unrealized appreciation on investments and
translation of assets and liabilities in
foreign currencies                                      12,335,976       4,778,895
                                                       -----------     -----------
                                                       $74,029,820     $28,853,084
                                                       ===========     ===========

See Notes to Financial Statements.

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18

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)
                                                 NT International      NT Emerging
                                                           Growth          Markets
INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of
$102,686 and $18,776, respectively)                     $ 975,973        $ 334,090

Interest                                                   14,507           12,016

Securities lending, net                                    13,003            8,362
                                                      -----------      -----------
                                                        1,003,483          354,468
                                                      -----------      -----------

EXPENSES:

Management fees                                           354,881          172,923

Custody fees                                                7,329           12,892

Directors' fees and expenses                                  702              265

Other expenses                                                 98               36
                                                      -----------      -----------
                                                          363,010          186,116
                                                      -----------      -----------

NET INVESTMENT INCOME (LOSS)                              640,473          168,352
                                                      -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions (net of foreign taxes
accrued of $15,904 and $38,252, respectively)         (3,099,230)        1,284,545

Foreign currency transactions                           2,331,512          156,896
                                                      -----------      -----------
                                                        (767,718)        1,441,441
                                                      -----------      -----------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON:

Investments (net of foreign taxes accrued of
$51,314 and $63,246, respectively)                      (357,275)      (2,333,826)

Translation of assets and liabilities in
foreign currencies                                          7,583        (190,241)
                                                      -----------      -----------
                                                        (349,692)      (2,524,067)
                                                      -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)               (1,117,410)      (1,082,626)
                                                      -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                              $(476,937)       $(914,274)
                                                      ===========      ===========

See Notes to Financial Statements.

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19

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2007
                              NT International Growth          NT Emerging Markets
Increase (Decrease) in
Net Assets                        2008           2007          2008           2007

OPERATIONS

Net investment income
(loss)                       $ 640,473      $ 643,847     $ 168,352      $ 249,461

Net realized gain
(loss)                       (767,718)      2,689,810     1,441,441      3,942,328

Change in net
unrealized
appreciation
(depreciation)               (349,692)      8,697,350   (2,524,067)      5,011,164
                          ------------   ------------   -----------   ------------
Net increase
(decrease) in net
assets resulting from
operations                   (476,937)     12,031,007     (914,274)      9,202,953
                          ------------   ------------   -----------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income                       (585,193)      (138,053)     (292,689)      (132,946)

From net realized gains    (1,418,391)             --   (3,880,783)             --
                          ------------   ------------   -----------   ------------
Decrease in net assets
from distributions         (2,003,584)      (138,053)   (4,173,472)      (132,946)
                          ------------   ------------   -----------   ------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares
sold                        21,325,478     25,863,755    11,023,791     10,699,873

Payments for shares
redeemed                  (12,518,049)   (16,433,430)   (5,461,332)   (11,235,649)
                          ------------   ------------   -----------   ------------
Net increase
(decrease) in net
assets from capital
share transactions           8,807,429      9,430,325     5,562,459      (535,776)
                          ------------   ------------   -----------   ------------

NET INCREASE
(DECREASE) IN NET
ASSETS                       6,326,908     21,323,279       474,713      8,534,231

NET ASSETS

Beginning of period         67,702,912     46,379,633    28,378,371     19,844,140
                          ------------   ------------   -----------   ------------
End of period              $74,029,820    $67,702,912   $28,853,084    $28,378,371
                          ============   ============   ===========   ============

Undistributed net
investment income             $608,490       $569,114       $55,949       $218,538
                          ============   ============   ===========   ============

TRANSACTIONS IN SHARES OF THE FUNDS

Sold                         1,900,657      2,284,414       884,509        836,418

Redeemed                   (1,018,211)    (1,444,625)     (341,221)      (886,517)
                          ------------   ------------   -----------   ------------
Net increase
(decrease) in shares
of the funds                   882,446        839,789       543,288       (50,099)
                          ============   ============   ===========   ============

See Notes to Financial Statements.

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20

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. NT International Growth Fund (NT
International Growth) and NT Emerging Markets Fund (NT Emerging Markets)
(collectively, the funds) are two funds in a series issued by the corporation.
The funds are diversified under the 1940 Act. The funds' investment objective is to seek capital growth. The funds pursue this objective by investing primarily in equity securities of foreign companies. NT International Growth primarily invests in companies located in at least three developed countries
(excluding United States). NT Emerging Markets invests at least 80% of its assets in securities of issuers in emerging market countries and companies that derive a significant portion of their business from emerging market countries. The funds are not permitted to invest in any securities issued by companies assigned by the Global Industry Classification Standard to the
tobacco industry. The following is a summary of the funds' significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

EXCHANGE TRADED FUNDS -- The funds may invest in exchange traded funds (ETFs).
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.
Additionally, ETFs have management fees, which increase their cost.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

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21

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Accordingly, no provision has been made for federal or state income taxes.
Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
22

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACGIM (the investment advisor), under which ACGIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the
1940 Act (including counsel fees) and extraordinary expenses, will be paid by
ACIM. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula.
This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century Investments family of funds, but that have the same investment team and investment strategy. The strategy assets of NT
International Growth and NT Emerging Markets include the assets of
International Growth Fund and Emerging Markets Fund, respectively, two funds in a series issued by the corporation. The annual management fee schedule for
NT International Growth ranges from 0.90% to 1.30%. The annual management fee schedule for NT Emerging Markets ranges from 1.05% to 1.65%. The effective annual management fee for NT International Growth and NT Emerging Markets for
the six months ended May 31, 2008 was 1.08% and 1.42%, respectively.

ACGIM has entered into a Subadvisory Agreement with ACIM (the subadvisor) on behalf of the funds. The subadvisor makes investment decisions for the cash portion of the funds in accordance with the funds' investment objectives, policies and restrictions under the supervision of ACGIM and the Board of
Directors. ACGIM pays all costs associated with retaining ACIM as the subadvisor of the funds.

OTHER EXPENSES -- The impact of total other expenses, including custody fees and directors' fees and expenses, to the annualized ratio of operating expenses to average net assets was 0.02% for NT International Growth and 0.11%
for NT Emerging Markets.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACGIM, the corporation's subadvisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the
corporation's transfer agent, American Century Services, LLC. The funds are wholly owned, in aggregate, by various funds in a series issued by American
Century Asset Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the funds for the purpose of exercising management or control.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM).
JPMIM is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a securities lending agreement with
JPMorgan Chase Bank (JPMCB). Prior to December 12, 2007, the funds had a bank line of credit agreement with JPMCB. JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2008, were as follows:

                         NT International Growth   NT Emerging Markets
Purchases                      $47,166,194             $22,533,357
Proceeds from sales            $41,516,604             $21,104,511

4. SECURITIES LENDING

As of May 31, 2008, securities in NT International Growth and NT Emerging
Markets valued at $4,344,354 and $1,232,581, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred

------
23

by the member firms no later than the close of business on the next business day. The total market value of all collateral received, at this date, was
$4,558,768 and $1,257,100, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

5. FAIR VALUE MEASUREMENTS

The funds' securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds' securities as of May 31, 2008:

                                                              Value of Investment
Fund/Valuation Inputs                                             Securities

NT INTERNATIONAL GROWTH

Level 1 -- Quoted Prices                                               $ 3,570,888

Level 2 -- Other Significant Observable Inputs                          74,463,437

Level 3 -- Significant Unobservable Inputs                                      --
                                                                       -----------
                                                                       $78,034,325
                                                                       ===========
NT EMERGING MARKETS

Level 1 -- Quoted Prices                                               $ 4,375,537

Level 2 -- Other Significant Observable Inputs                          25,329,787

Level 3 -- Significant Unobservable Inputs                                      --
                                                                       -----------
                                                                       $29,705,324
                                                                       ===========

6. BANK LINE OF CREDIT

Effective December 12, 2007, the funds, along with certain other funds managed by ACIM or ACGIM, have a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. Prior to December 12, 2007, the funds, along with certain other funds managed by ACIM or ACGIM, had a $500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the
Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended May 31, 2008.

7. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.
Investing in emerging markets may accentuate these risks.

NT Emerging Market's performance may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as assets grow.

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24

8. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2008, the components of investments for federal income tax purposes were as follows:

                                             NT International       NT Emerging
                                                  Growth              Markets
Federal tax cost of investments                     $66,036,615        $24,994,695
                                                    ===========        ===========
Gross tax appreciation of investments               $12,775,740         $5,286,184

Gross tax depreciation of investments                 (778,030)          (575,555)
                                                    -----------        -----------
Net tax appreciation (depreciation) of
investments                                         $11,997,710         $4,710,629
                                                    ===========        ===========

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2007, NT International Growth had capital loss deferrals of
$(61,065) and NT Emerging Markets had currency loss deferrals of $(4,715).
These capital and currency loss deferrals represent net capital and foreign currency losses incurred in the one-month period ended November 30, 2007. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

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25

FINANCIAL HIGHLIGHTS
NT International Growth

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                                                     2008(1)     2007     2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                   $12.72    $10.34     $10.00
                                                     --------   -------   --------
Income From Investment Operations

 Net Investment Income (Loss)                            0.11      0.12       0.03

 Net Realized and Unrealized Gain (Loss)               (0.49)      2.29       0.31
                                                     --------   -------   --------
 Total From Investment Operations                      (0.38)      2.41       0.34
                                                     --------   -------   --------
Distributions

 From Net Investment Income                            (0.12)    (0.03)         --

 From Net Realized Gains                               (0.29)        --         --
                                                     --------   -------   --------
 Total Distributions                                   (0.41)    (0.03)         --
                                                     --------   -------   --------
Net Asset Value, End of Period                         $11.93    $12.72     $10.34
                                                     ========   =======   ========

TOTAL RETURN(3)                                       (2.92)%    23.40%      3.40%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets    1.10%(4)     1.07%   1.07%(4)

Ratio of Net Investment Income (Loss) to Average
Net Assets                                           1.94%(4)     1.15%   0.59%(4)

Portfolio Turnover Rate                                   64%      104%        65%

Net Assets, End of Period (in thousands)              $74,030   $67,703    $46,380

(1) Six months ended May 31, 2008 (unaudited).

(2) May 12, 2006 (fund inception) through November 30, 2006.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

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26

NT Emerging Markets

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                                                     2008(1)     2007     2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                   $16.19    $11.01     $10.00
                                                     --------   -------   --------
Income From Investment Operations

 Net Investment Income (Loss)                            0.10      0.15       0.07

 Net Realized and Unrealized Gain (Loss)               (1.06)      5.12       0.94
                                                     --------   -------   --------
 Total From Investment Operations                      (0.96)      5.27       1.01
                                                     --------   -------   --------
Distributions

 From Net Investment Income                            (0.20)    (0.09)         --

 From Net Realized Gains                               (2.46)        --         --
                                                     --------   -------   --------
 Total Distributions                                   (2.66)    (0.09)         --
                                                     --------   -------   --------
Net Asset Value, End of Period                         $12.57    $16.19     $11.01
                                                     ========   =======   ========

TOTAL RETURN(3)                                       (6.09)%    48.22%     10.10%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets    1.53%(4)     1.46%   1.60%(4)

Ratio of Net Investment Income (Loss) to Average
Net Assets                                           1.38%(4)     1.12%   1.68%(4)

Portfolio Turnover Rate                                   90%      113%        59%

Net Assets, End of Period (in thousands)              $28,853   $28,378    $19,844

(1) Six months ended May 31, 2008 (unaudited).

(2) May 12, 2006 (fund inception) through November 30, 2006.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

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27

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Global Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

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28

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EAFE GROWTH INDEX is a capitalization-weighted index that monitors the performance of growth stocks from Europe, Australasia, and the Far East.

The MSCI EAFE VALUE INDEX is a capitalization-weighted index that monitors the performance of value stocks from Europe, Australasia, and the Far East.

The MSCI EM (EMERGING MARKETS) INDEX represents the net performance of stocks in global emerging market countries.

The MSCI EM GROWTH INDEX represents the net performance of growth stocks in global emerging market countries.

The MSCI EM VALUE INDEX represents the net performance of value stocks in global emerging market countries.

The MSCI EUROPE INDEX is designed to measure equity market performance in
Europe.

The MSCI JAPAN INDEX is designed to measure equity market performance in Japan.

The MSCI WORLD FREE INDEX represents the performance of stocks in developed countries (including the United States) that are available for purchase by global investors.

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29

NOTES

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30

NOTES

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31

NOTES

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32

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . .       1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . . .       1-800-345-2021 or
                                                               816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS . . . . . . . . . . . . . . . . . . . .       1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . . .       1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . .       1-800-634-4113

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Global Investment Management, Inc.
New York, New York

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0807
CL-SAN-60822N

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)  The  schedule  of  investments  is  included  as  part  of  the  report  to stockholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Not applicable for semiannual report filings.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:      /s/  Jonathan S. Thomas
         --------------------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President

Date:    July 30, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ---------------------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President
                    (principal executive officer)

Date:    July 30, 2008

By:      /s/  Robert J. Leach
         ---------------------------------------------------
         Name:      Robert J. Leach
         Title:     Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    July 30, 2008